UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     File No.  333-104510

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 12                                         |X|


                        (Check appropriate box or boxes.)


                        NATIONWIDE VARIABLE ACCOUNT - II
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                           (Exact Name of Registrant)


                        NATIONWIDE LIFE INSURANCE COMPANY
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                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
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     THOMAS E. BARNES, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
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                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        SEPTEMBER 30, 2005
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It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|X| on September 30, 2005
     pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered     FLEXIBLE PREMIUM DEFERRED VARIABLE
                                         ANNUITY CONTRACT
                                         ---------------------------------------

Nationwide Life Insurance Company:
o        Nationwide Variable Account-II

                Prospectus supplement dated September 30, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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     The Capital Preservation Plus Lifetime Income Option, currently available in your contract, is being enhanced with a 6% withdrawal benefit during the preservation phase of the option. Accordingly, the section entitled, "Capital Preservation Plus Lifetime Income Option" in your prospectus is replaced with the following. If you have questions regarding the new enhancement, please discuss them with your registered representative or call Nationwide at 1-800-xxx-xxxx.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, but adds the ability of the contract owner to take immediate withdrawals during the preservation phase or receive a consistent lifetime income stream following the preservation phase, regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount. However, unlike the CPP Option, the CPP Lifetime Income Option permits the contract owner to elect an immediate withdrawal benefit during the preservation phase instead of receiving the guaranteed amount, see "6% Immediate Withdrawal Benefit" later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract. Additionally, if the 6% immediate withdrawal benefit is invoked during the preservation phase, the ability to receive the lifetime income stream is no longer available.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the opportunity to withdraw money if needed, and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The two phases of the option are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. Nationwide may discontinue offering the 6% immediate withdrawal benefit. If Nationwide discontinues offering the benefit contract owners that have already elected the CPP Lifetime Income Option will continue to have the ability to utilize the benefit. Nationwide may continue to offer the CPP Lifetime Income Option without the 6% immediate withdrawal benefit. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option is elected and may not be revoked or terminated except as described herein.

The CPP Lifetime Income Option may be elected by contract owners who previously elected the CPP Option. If elected, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

o All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

o Market conditions determine the availability and allocation percentages of the various CPP program periods.

o Surrenders or contract charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

o If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

o Amounts credited to fulfill the principal guarantee are considered earnings, not purchase payments.

o If the 6% immediate withdrawal benefit is invoked, additional conditions will apply during the preservation phase. See, "6% Immediate Withdrawal Benefit." The immediate withdrawal benefit is not available with the CPP Option.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "Appendix
D: Succession Rights of the CPP Lifetime Income Option").

6% Immediate Withdrawal Benefit

The benefit permits contract owners to begin taking immediate withdrawals of up to 6% of the immediate withdrawal base (described below) each contract year during the preservation phase of the option. If available and elected, Nationwide will permit immediate withdrawals each contract year until the benefit is exhausted. There is no additional charge associated with invoking the immediate withdrawal benefit.

The immediate withdrawal benefit can only be invoked during a CPP program period. Once elected, the benefit is irrevocable. Election of the immediate withdrawal benefit changes the contract owner's options under the CPP Lifetime Income option:

o If at the end of the CPP program period, contract value is less than the guaranteed amount, Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount. Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit. This amount is referred to as the "immediate withdrawal base."

o The contract owner forfeits the ability to move into the withdrawal phase of the CPP Lifetime Income option and receive a lifetime stream of income.

o The contract owner will not be permitted to establish a new CPP program, see "Options at the end of the CPP Program Period" later in this provision.
o Immediate withdrawals in excess of 6% will reduce the value of future immediate withdrawals see, "Withdrawals in Excess of 6%" later in this provision.
o If contract value reaches zero before the remaining withdrawal base is zero, Nationwide will automatically begin paying the contract owner 6% of the immediate withdrawal base each contract year until the remaining withdrawal base is zero or the CPP Lifetime Income option is terminated. See, "Succession of Rights and Termination of the CPP Lifetime Income Option."

o The 6% withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request. Immediate withdrawals cannot be taken exclusively from the GTO.

Immediate withdrawals are subject to the applicable CDSC provisions of the contract and may incur a market value adjustment. If taken prior to age 59 1/2, the withdrawals could incur a penalty tax. Minimum required distributions could cause withdrawal amounts to exceed 6% annually.

Contract owners should consult with a financial advisor regarding the immediate withdrawal benefit prior to invoking the benefit.

INVOKING THE IMMEDIATE WITHDRAWAL BENEFIT. A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide. A surrender request alone will not initiate the immediate withdrawal benefit. Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base.

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit. It will not change unless the contract owner takes withdrawals in excess of 6% each year. The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000. If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes $100,000. The contract value will not be credited with any CPP guarantee amount at the end of the program period.

TAKING AN IMMEDIATE WITHDRAWAL. After the affirmative election to invoke the benefit has been made, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide. Nationwide will process the request based upon the election of the withdrawal benefit. The CDSC provisions of the contract will apply, including any free withdrawal amounts available. The application of CDSC could result in gross surrenders exceeding 6%, see "Withdrawals in Excess of 6%."

The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the request (including CDSC if applicable). The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

         Immediate Withdrawal Base = $100,000
         Contract Value = $31,000
         Remaining Immediate Withdrawal Base = $56,000
         Partial Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining withdrawal base to $56,000. Assuming no CDSC applies, the impact of the new request would be:

         Immediate Withdrawal Base = $100,000
         Contract Value = $25,000
         Remaining Immediate Withdrawal Base = $50,000

HOW LONG WILL THE IMMEDIATE WITHDRAWALS LAST? A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value. The number of years will depend on the amount and frequency of the withdrawals taken. For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero. Once it reaches zero, the immediate withdrawal benefit is exhausted.

If there is any remaining contract value after the remaining immediate withdrawal base is exhausted, any surrenders will be treated according to applicable contract provisions. The charge associated with the CPP Lifetime Income option will continue to be assessed against any remaining contract value once the remaining immediate withdrawal base is zero.

WITHDRAWALS IN EXCESS OF 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base, thereby reducing the amount of future immediate withdrawals available under the benefit.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (after the 6% withdrawal) multiplied by the immediate withdrawal base. The remaining withdrawal base will also be reduced by this same amount.

For example:

         Immediate Withdrawal Base = $100,000
         Contract Value = $31,000
         Remaining Immediate Withdrawal Base = $56,000
         Partial Surrender Request = $11,000

Assuming no CDSC applies, the impact of the request up to 6% would be (6% of $100,000 = $6,000):

         Permissible 6% Withdrawal = $6,000
         Immediate Withdrawal Base = $100,000
         Contract Value = $25,000
         Remaining Immediate Withdrawal Base = $50,000

However, because the total request exceeded the allowable 6% by $5,000 ($11,000
- $6,000 = $5,000), the proportionate reduction is applied (described above) as follows:

         5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

         Immediate Withdrawal Base = $80,000
         Contract Value = $20,000
         Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Note: the application of CDSC, contract maintenance charges or the required minimum distributions under the Internal Revenue Code could cause a surrender request to exceed 6% for the contract year.

If the contract value falls to zero before the remaining withdrawal base is exhausted, surrenders in excess of 6% will not be permitted.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue.

If the 6% immediate withdrawal benefit was invoked, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the CPP Lifetime Income Option.

The contract owner may also terminate the option at the end of the CPP program period. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account.

If the 6% immediate withdrawal benefit was not invoked, the contract owner must elect to either: (i) remain in the preservation phase of the option by electing a new CPP program; (ii) move into the withdrawal phase of the option; or (iii) terminate the option. The contract owner's election is irrevocable. Each of these options is discussed more thoroughly below.

REMAINING IN THE PRESERVATION PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

MOVING INTO THE WITHDRAWAL PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

TERMINATING THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

------------------------------- -----------------------------
            AGE OF                  LIFETIME WITHDRAWAL
      DETERMINING LIFE:                 PERCENTAGE:
------------------------------- -----------------------------
     age 35 up to age 59 1/2                 4%
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      age 59 1/2 through 66                  5%
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      age 67 through 71                      6%
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       age 72 or older                       7%
------------------------------- -----------------------------

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

o The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

o The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

o The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

o    a full surrender of the contract;

o    a full surrender of the death benefit proceeds; or

o    an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. Please refer to "Appendix D: Succession Rights of the CPP Lifetime Income Option" for a description of the various scenarios and rights of succession that could occur upon the death of the determining life.

Nationwide Life Insurance Company:
o        Nationwide Variable Account-II


                  Prospectus supplement dated June 24, 2005 to
                          Prospectus dated May 1, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1. The following is added to the first paragraph under the subsection "Fixed Account Interest Rate Guarantee Period" under the section "The Fixed Account":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

2. The following is added to the second paragraph under the section "Capital Preservation Plus Option":

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

3. The following sentence is added to the end of the subsection "Transfers from the Fixed Account" under the section "Transfers Prior to Annuitization":

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

4.   The following subsection is added under the section "Contract Owner
     Services":

NATIONWIDE ALLOCATION ARCHITECT

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:


o    Conservative;

o    Moderately Conservative;

o    Moderate;

o    Moderately Aggressive; and

o    Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

NISC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, NISC will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Contract owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented. Contract owners should review these notices carefully. If the contract owner is comfortable with the model changes, the contract owner need not take any action. If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account contract allocations to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model. Allocations to the fixed account or the GTO will remain so invested. Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service. Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term. Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract. Any charges assessed to the contract will be taken proportionally from all investments in the contract. A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner. Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

5. The following sentence is added to the end of the subsection "Death Benefit Payment" under the section "Death Benefits":

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

                        NATIONWIDE LIFE INSURANCE COMPANY
              Flexible Premium Deferred Variable Annuity Contracts
                   Issued by Nationwide Life Insurance Company
                   through its Nationwide Variable Account-II

                   The date of this prospectus is May 1, 2005.

--------------------------------------------------------------------------------
This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 41. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                       Nationwide Life Insurance Company
                       One Nationwide Plaza, RR1-04-F4
                       Columbus, Ohio 43215


The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at:
WWW.NATIONWIDEFINANCIAL.COM.


BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional asset-based fees that the contract owner will pay as a result of the increased contract value due to the credits. A contract without credits may cost less.
--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AIM VARIABLE INSURANCE FUNDS
o AIM V.I. Basic Value Fund: Series II Shares
o AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

o American Century VP Mid Cap Value Fund: Class II
o American Century VP Ultra Fund: Class II
o American Century VP Value Fund: Class II*
o American Century VP Vista Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio:
  Service Shares
o Dreyfus Stock Index Fund, Inc.: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2*
o VIP Growth Portfolio: Service Class 2
o VIP Overseas Portfolio: Service Class 2R+
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Contrafund(R) Portfolio: Service Class 2
o VIP Investment Grade Bond Portfolio: Service Class 2*
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Mid Cap Portfolio: Service Class 2
o VIP Value Strategies Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
o Fidelity VIP Freedom 2010 Fund Portfolio: Service
     Class 2
o Fidelity VIP Freedom 2020 Fund Portfolio: Service
     Class 2
o Fidelity VIP Freedom 2030 Fund Portfolio: Service
     Class 2
o VIP Natural Resources Portfolio: Service Class 2+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Franklin Rising Dividends Securities Fund: Class 2
o Franklin Small Cap Value Securities Fund: Class 2
o Templeton Developing Markets Securities Fund: Class 3+
o Templeton Foreign Securities Fund: Class 3+
o Templeton Global Income Securities Fund: Class 3+
GARTMORE VARIABLE INSURANCE TRUST ("GVIT")

o Dreyfus GVIT International Value Fund: Class VI+
o Dreyfus GVIT Mid Cap Index Fund: Class I

o Federated GVIT High Income Bond Fund: Class III+*
o Gartmore GVIT Emerging Markets Fund: Class VI+
o Gartmore GVIT Global Health Sciences Fund: Class VI+
o Gartmore GVIT Global Technology and Communications Fund: Class VI+
o Gartmore GVIT Government Bond Fund: Class I
o Gartmore GVIT Investor Destinations Funds: Class II
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II

o Gartmore GVIT Mid Cap Growth Fund: Class II
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R) Fund: Class II
o Gartmore GVIT U.S. Growth Leaders Fund: Class II
o GVIT Small Cap Growth Fund: Class II
o GVIT Small Cap Value Fund: Class II
o GVIT Small Company Fund: Class II
o Van Kampen GVIT Comstock Value Fund: Class II* (formerly, Comstock GVIT Value Fund: Class II*)
o Van Kampen GVIT Multi Sector Bond Fund: Class I*
MFS(R) VARIABLE INSURANCE TRUST
o MFS Investors Growth Stock Series: Service Class
o MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Fasciano Portfolio: Class S*
o AMT International Portfolio: Class S+
o AMT Limited Maturity Bond Portfolio: Class I*
o AMT Regency Portfolio: Class S
o AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Capital Appreciation Fund/VA: Service Shares
o Oppenheimer Global Securities Fund/VA: Class 4+
o Oppenheimer High Income Fund/VA: Service Shares*
o Oppenheimer Main Street(R) Fund/VA: Service Shares
o Oppenheimer Main Street(R) Small Cap Fund/VA: Service Shares
T. ROWE PRICE EQUITY SERIES, INC.
o T. Rowe Price Blue Chip Growth Portfolio: Class II
o T. Rowe Price Equity Income Portfolio: Class II
o T. Rowe Price Limited Term Bond Portfolio: Class II

VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

o Core Plus Fixed Income Portfolio: Class II*
o U.S. Real Estate Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o AllianceBernstein Growth and Income Portfolio: Class B
o AllianceBernstein Small/Mid Cap Value Portfolio:
  Class B (formerly AllianceBernstein Small Cap Value Portfolio: Class B) AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class II
DREYFUS VARIABLE INVESTMENT FUND
o Developing Leaders Portfolio: Service Shares
FEDERATED INSURANCE SERIES
o Federated American Leaders Fund II: Service Shares
o Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o Balanced Portfolio: Service Shares
o Forty Portfolio: Service Shares (formerly, Capital Appreciation
  Portfolio: Service Shares)
o International Growth Portfolio: Service II Shares+
o Risk-Managed Core Portfolio: Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Mid-Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class IV+
PUTNAM VARIABLE TRUST
o Putnam VT Growth & Income Fund: Class IB
o Putnam VT Voyager Fund: Class IB

EFFECTIVE MAY 1, 2004, THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP International Fund: Class II
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Overseas Portfolio: Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Templeton Foreign Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST
o Dreyfus GVIT International Value Fund: Class II
o Gartmore GVIT Emerging Markets Fund: Class II
o Gartmore GVIT Global Financial Services Fund: Class II
o Gartmore GVIT Global Health Sciences Fund: Class II
o Gartmore GVIT Global Technology and Communications Fund: Class II
o Gartmore GVIT Global Utilities Fund: Class II
JANUS ASPEN SERIES
o International Growth Portfolio: Service Shares
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Global Securities Fund/VA: Service Shares
PUTNAM VARIABLE TRUST
o Putnam VT International Equity Fund: Class IB
VAN KAMPEN
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Emerging Markets Debt Portfolio: Class II

EFFECTIVE MAY 1, 2005, THE FOLLOWING UNDERLYING MUTUAL FUND IS NO LONGER AVAILABLE TO RECEIVE TRANSFERS OR NEW PURCHASE PAYMENTS:

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
o Federated GVIT High Income Bond Fund: Class I*

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments are scheduled to begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments begin.

ANNUITY UNIT- An accounting unit of measure used to calculate the value of variable annuity payments.

CONTRACT VALUE- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option that is funded by Nationwide's general account.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY OR IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET ASSET VALUE- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VALUATION DATE- Each day the New York Stock Exchange and Nationwide's home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

VALUATION PERIOD- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

VARIABLE ACCOUNT- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................
TABLE OF CONTENTS.............................................
CONTRACT EXPENSES.............................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................
EXAMPLE.......................................................
SYNOPSIS OF THE CONTRACTS.....................................
CONDENSED FINANCIAL INFORMATION...............................
FINANCIAL STATEMENTS..........................................
NATIONWIDE LIFE INSURANCE COMPANY.............................
NATIONWIDE INVESTMENT SERVICES CORPORATION....................
INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.......................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS...............................
     Variable Account Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS............
     Death Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector II Option
     Capital Preservation Plus Option
     Capital Preservation Plus Lifetime Income Option
REMOVAL OF VARIABLE ACCOUNT CHARGES...........................
OWNERSHIP AND INTERESTS IN THE CONTRACT.......................
     Contract Owner
     Joint Owner
     Contingent Owner
     Annuitant
     Contingent Annuitant
     Co-Annuitant
     Joint Annuitant
     Beneficiary and Contingent Beneficiary
     Changes to the Parties to the Contract
OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Purchase Payment Credits
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfer Requests
     Transfer Restrictions
     Transfers Prior to Annuitization
     Transfers After Annuitization
RIGHT TO EXAMINE AND CANCEL...................................
SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION.................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
SURRENDER (REDEMPTION) AFTER ANNUITIZATION....................
SURRENDERS UNDER CERTAIN PLAN TYPES...........................
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
LOAN PRIVILEGE................................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT....................................................
CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Enhanced Fixed Account Dollar Cost Averaging
     Fixed Account Interest Out Dollar Cost Averaging
     Systematic Withdrawals
DEATH BENEFITS................................................
     Death of Contract Owner
     Death of Annuitant
     Death of Contract Owner/Annuitant
     Death Benefit Payment
     Death Benefit Calculations
ANNUITY COMMENCEMENT DATE.....................................
ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Annuity Payments
     Variable Annuity Payments
     Frequency and Amount of Annuity Payments
ANNUITY PAYMENT OPTIONS.......................................
     Annuity Payment Options for Contracts with Total
        Purchase Payments Less Than or Equal to $2,000,000 Annuity Payment Options for Contracts with Total
        Purchase Payments Greater Than $2,000,000
STATEMENTS AND REPORTS........................................
LEGAL PROCEEDINGS.............................................
ADVERTISING ..................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION..............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS...........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION...................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION................
APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME
            INCOME OPTION

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

--------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
--------------------------------------------------------------------------------

MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     7%  1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25 2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%  3
MAXIMUM SHORT-TERM TRADING FEE (as a percentage of transaction amount)...................................................     1%
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The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

--------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
--------------------------------------------------------------------------------

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%4

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)5

     VARIABLE ACCOUNT CHARGE.............................................................................................     1.50%

     DEATH BENEFIT OPTIONS (an applicant may elect one)

         ONE-MONTH ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state
         law requires)...................................................................................................     0.20%6
         Total Variable Account Charges (including this option only).....................................................     1.70%


         ONE-MONTH ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the One-Month Enhanced
         Death Benefit II Option)........................................................................................     0.20%
         Total Variable Account Charges (including this option only).....................................................     1.70%

         COMBINATION ENHANCED DEATH BENEFIT II OPTION (available beginning May 1, 2004 or a later date if state law
         requires).......................................................................................................     0.35%7
         Total Variable Account Charges (including this option only).....................................................     1.85%

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                            (CONTINUED ON NEXT PAGE)
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-------------------------
1 Range of CDSC over time:

-----------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS
FROM DATE OF PURCHASE PAYMENT           0          1          2          3          4          5           6          7
--------------------------------- ----------- ---------- ---------- ---------- ---------- ----------- ---------- ----------
CDSC PERCENTAGE                         7%         7%         6%         5%         4%          3%         2%         0%
-----------------------------------------------------------------------------------------------------------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

6 The One-Month Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.

7 The Combination Enhanced Death Benefit II Option is only available for contracts with annuitants age 75 or younger at the time of application.

--------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
--------------------------------------------------------------------------------

         COMBINATION ENHANCED DEATH BENEFIT OPTION (available until state approval is received for the Combination
         Enhanced Death Benefit II Option)...............................................................................     0.30%1
         Total Variable Account Charges (including this option only).....................................................     1.80%

     SPOUSAL PROTECTION ANNUITY OPTION...................................................................................     0.20%2
     Total Variable Account Charges (including this option only).........................................................     1.70%

     BENEFICIARY PROTECTOR II OPTION.....................................................................................     0.35%3
     Total Variable Account Charges (including this option only).........................................................     1.85%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.35%.

     CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION....................................................................     1.00%5
     Total Variable Account Charges (including this option only).........................................................     2.50%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%.4

     CAPITAL PRESERVATION PLUS OPTION (available for 150 days after the later of March 1, 2005 or the date state approval
     is received for the Capital Preservation Plus Lifetime Income Option)...............................................     0.50%6
     Total Variable Account Charges (including this option only).........................................................     2.00%
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
--------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

--------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
--------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Combination Enhanced Death Benefit II Option.............................................................................     0.35%
Spousal Protection Annuity Option........................................................................................     0.20%
Beneficiary Protector II Option..........................................................................................     0.35%
Capital Preservation Plus Lifetime Income Option.........................................................................     1.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     3.40%
----------------------------------------------------------------------------------------------------------------------------- ------

--------------------------------
1 The Combination Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.

2 For contracts issued before state approval of the price increase, the charge for the Spousal Protection Annuity Option is 0.10% of the daily net assets of the variable account.

3 The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

4 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.

5 The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available when the Capital Preservation Plus Option is elected. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

6 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available when the Capital Preservation Plus Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses, as of December 31, 2004, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.


---------------------------------------------------------------------------------------------------- -------------- --------------
Total Annual Underlying Mutual Fund Operating Expenses                                                  Minimum        Maximum
---------------------------------------------------------------------------------------------------- -------------- --------------

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution(12b-1) fees, and other expenses, as a percentage of
 average underlying mutual fund assets)                                                                  0.51%          2.75%

---------------------------------------------------------------------------------------------------- -------------- --------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.


The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV

o Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class 2R

o    Fidelity Variable Insurance Products Fund IV -VIP Natural Resources
     Portfolio: Service Class 2

o Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

o Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

o Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3

o    GVIT - Dreyfus GVIT International Value Fund: Class VI

o    GVIT - Federated GVIT High Income Bond Fund: Class III

o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI

o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class VI

o    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class VI

o    Janus Aspen Series - International Growth Portfolio: Service II Shares

o    Neuberger Berman Advisers Management Trust - AMT International Portfolio:
     Class S

o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class 4


EXAMPLE

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    a Contingent Deferred Sales Charge; and

o the total variable account charges associated with the most expensive combination of optional benefits (3.40%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------

Maximum Total Underlying Mutual
Fund Operating Expenses (2.75%)       1,241   2,334  3,391   6,050    646   1,909   3,136   6,050     *    1,909   3,136    6,050

------------------------------------------------------------------------------------------------------------------------------------

Minimum Total Underlying Mutual
Fund Operating Expenses (0.51%)       1,006   1,668  2,345   4,275    411   1,243   2,090   4,275     *    1,243   2,090    4,275

------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:

o        Charitable Remainder Trusts;
o        Individual Retirement Annuities ("IRAs");
o        Investment-Only Contracts (Qualified Plans);
o        Non-Qualified Contracts;
o        Roth IRAs;
o        Simplified Employee Pension IRAs ("SEP IRAs");
o        Simple IRAs; and
o        Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------ ------------------ -----------------
       CONTRACT           MINIMUM INITIAL       MINIMUM
         TYPE            PURCHASE PAYMENT      SUBSEQUENT
                                                PAYMENTS*
------------------------ ------------------ -----------------
Charitable Remainder          $10,000            $1,000
Trust
------------------------ ------------------ -----------------
IRA                           $10,000            $1,000
------------------------ ------------------ -----------------
Investment-Only               $10,000            $1,000
------------------------ ------------------ -----------------
Non-Qualified                 $10,000            $1,000
------------------------ ------------------ -----------------
Roth IRA                      $10,000            $1,000
------------------------ ------------------ -----------------
SEP IRA                       $10,000            $1,000
------------------------ ------------------ -----------------
Simple IRA                    $10,000            $1,000
------------------------ ------------------ -----------------
Tax Sheltered Annuity         $10,000            $1,000
------------------------ ------------------ -----------------

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CREDITS ON PURCHASE PAYMENTS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

CHARGES AND EXPENSES

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing, and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

--------------------------------------------------- --------------
DEATH BENEFIT OPTIONS                               CHARGES*
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit II Option1         0.20%
--------------------------------------------------- --------------
One-Month Enhanced Death Benefit Option2            0.20%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit II Option3       0.35%
--------------------------------------------------- --------------
Combination Enhanced Death Benefit Option4          0.30%
--------------------------------------------------- --------------

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

1 The One-Month Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

2 The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option.

3 The Combination Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 75 or younger at the time of application.

4 The Combination Enhanced Death Benefit is only available until state approval is received for the Combination Enhanced Death Benefit II Option and is only available for contracts with annuitants age 80 or younger at the time of application.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Spousal Protection Annuity Option

A Spousal Protection Annuity Option is available under the contract at the time of application. If the contract owner elects the Spousal Protection Annuity Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.

For contracts that elected the Spousal Protection Annuity Option prior to May 1, 2004, (or prior to state approval of the price increase), the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account.

Beneficiary Protector II Option

A Beneficiary Protector II Option is available under the contract at the time of application. This option is only available for contracts with annuitants age 75 or younger at the time of application. If the contract owner of an eligible contract elects the Beneficiary Protector II Option, Nationwide will deduct an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Additionally, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after a contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return credited to assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if the Capital Preservation Plus Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.

Charges for Optional Benefits

The charges associated with optional benefits will not be assessed after annuitization.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

TEN DAY FREE-LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

FINANCIAL STATEMENTS

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability. A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten
(10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs. Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

------------------------------------------------- ----------------
OPTIONAL BENEFIT                                  GTO CHARGE
------------------------------------------------- ----------------
Beneficiary Protector II Option                   0.35%
------------------------------------------------- ----------------
Capital Preservation Plus Option                  0.50%
------------------------------------------------- ----------------
Capital Preservation Plus Lifetime Income Option  up to 1.00%*
------------------------------------------------- ----------------

*Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same. Target Term Options are managed and administered identically to GTOs. The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector II Option, a charge is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect the Beneficiary Protector II Option, payments or transfers made to the fixed account will be assessed a fee of 0.35%. Consequently, the interest rate of return credited to assets in the fixed account will be lowered due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector II Option, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 8.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

VARIABLE ACCOUNT CHARGE

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered prior to annuitization, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option" on page 16).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least 2 years;

(2) upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract (see "Spousal Protection Annuity Option" on page 16); or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a) the contract value at the close of the day prior to the date of the withdrawal; and

(b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a one-year period that deplete the entire contract value; or

o    any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  Optional benefits must be elected at the time of application;

(2)  Optional benefits, once elected, may not be terminated; and

(3) The charges associated with the optional benefits will be assessed until annuitization.

DEATH BENEFIT OPTIONS

For an additional charge, an applicant may elect a death benefit option. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Month Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Month Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

      (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 34.

One-Month Enhanced Death Benefit Option

For contracts issued prior to state approval of the One-Month Enhanced Death Benefit II Option, the applicant can elect the One-Month Enhanced Death Benefit Option. Once state approval is received for the One-Month Enhanced Death Benefit II Option, this option is no longer available. The One-Month Enhanced Death Benefit Option is the same as the One-Month Enhanced Death Benefit II Option, except that this option has no restriction on the annuitant's age and for item
(3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments). Nationwide may realize a profit from the charge assessed for this option.

Combination Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 75 or younger at the time of application can elect the Combination Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page 34.

Combination Enhanced Death Benefit Option

For contracts issued prior to state approval of the Combination Enhanced Death Benefit II Option, the applicant can elect the Combination Enhanced Death Benefit Option. Once state approval is received for the Combination Enhanced Death Benefit II Option, this option is no longer available. The Combination Enhanced Death Benefit Option is the same as the Combination Enhanced Death Benefit II Option, except that this option has a lower price (0.30% of the daily net assets of the variable account) and this option is available for applicants with annuitants age 80 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.

SPOUSAL PROTECTION ANNUITY OPTION

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, a contract owner can elect the Spousal Protection Annuity Option. For contracts that elected the Spousal Protection Annuity Option prior to state approval of the price increase, the charge for the Spousal Protection Annuity Option is an annualized rate of 0.10% of the daily net assets of the variable account. The Spousal Protection Annuity Option is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Annuity Option allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

(1) One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)  The spouses must be co-annuitants;

(3) Both spouses must be age 85 or younger at the time the contract is issued (or such younger age as required by any elected optional benefit);

(4)  Both spouses must be named as beneficiaries;

(5) No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6) If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7) If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant's death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Annuity Option are subject to the CDSC provisions of the contract.

The charge associated with this option is assessed on variable account allocations only. Nationwide may realize a profit from the charge assessed for this option.

BENEFICIARY PROTECTOR II OPTION

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, the contract owner may purchase the Beneficiary Protector II Option. In addition, allocations to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.35%. Nationwide may realize a profit from the charge assessed for this option. The Beneficiary Protector II Option is only available for contracts with annuitants age 75 or younger at the time of application.

The Beneficiary Protector II Option provides that upon the death of the annuitant (and potentially, the co-annuitant, if one is named), and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). The amount of the benefit depends on the annuitant's age at the time of application and, if applicable, the co-annuitant's age at the time of the first annuitant's death.

After the death of the last surviving annuitant or after all applicable benefits have been credited to the contract, the charge associated with the Beneficiary Protector II Option will be removed and the beneficiary may:

(a)  terminate the contract; or

(b)  continue the contract, subject to any mandatory distribution rules.

Calculation of the First Benefit

The formula for determining the first benefit, which is paid upon the first annuitant's death, is as follows:

Earnings Percentage x Adjusted Earnings

If the annuitant is age 70 or younger at the time of application, the Earnings Percentage will be 40%. If the annuitant is age 71 through age 75 at the time of application, the Earnings Percentage will be 25%.

Adjusted Earnings = (a) - (b); where:

a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation; and

b  = purchase payments, proportionally adjusted for surrenders.

The adjustment for amounts surrendered will reduce purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings used in the first benefit calculation.

Maximum Adjusted Earnings = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the annuitant's death, proportionally adjusted for surrenders.

The benefit will either be paid in addition to the death benefit, or will be credited to the contract if there is a co-annuitant named to the contract.

If there is no co-annuitant named to the contract, the charge associated with the Beneficiary Protector II Option will be removed after the benefit is paid.

Calculation of the Second Benefit

If a co-annuitant is named under the contract, a second benefit will be paid upon the death of the co-annuitant if the co-annuitant is age 75 or younger at the date of the first annuitant's death. If the co-annuitant is older than age 75 at the date of the first annuitant's death, no second benefit will be paid and the charge associated with the Beneficiary Protector II Option will be removed.

The calculation of the second benefit will be based on earnings to the contract after the first benefit was calculated. The formula for calculating the second benefit is as follows:

Earnings Percentage x Adjusted Earnings from the Date of the First Benefit

If the co-annuitant is age 70 or younger at the time of the first annuitant's death, the Earnings Percentage will be 40%. If the co-annuitant is age 71 through age 75 at the time of the first annuitant's death, the Earnings Percentage will be 25%.

Adjusted Earnings from the Date of the First Benefit = (a) - (b) - (c), where:

a = contract value on the date the second death benefit is calculated (before the second death benefit is calculated);

b = the contract value on the date the first benefit and the first death benefit were calculated (after the first benefit and the first death benefit were applied), proportionately adjusted for surrenders; and

c = purchase payments made after the first benefit was applied, proportionately adjusted for surrenders.

The adjustment for amounts surrendered will reduce the beginning contract value and purchase payments in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

There is a limit on the amount of Adjusted Earnings from the Date of the First Benefit used in the second benefit calculation.

Maximum Adjusted Earnings from the Date of the First Benefit = 200% of the total of all purchase payments that were applied to the contract more than 12 months before the date of the co-annuitant's death, proportionally adjusted for surrenders.

After the second benefit is applied, the charge associated with the Beneficiary Protector II Option will be removed.

How the Benefit is Allocated

Any amounts credited to the contract pursuant to the Beneficiary Protector II Option will be allocated among the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion as each purchase payment is allocated to the contract on the date the benefit is applied.

CAPITAL PRESERVATION PLUS OPTION

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the CPP program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTOs among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option. The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly. The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guaranteed Term Option component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

o    Only one CPP Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the GTOs may be added to the contract.

o If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

The following underlying mutual funds (and the fixed account) are the only investment options available for the Non-Guaranteed Term Option component during the CPP program period:

AIM VARIABLE INSURANCE FUNDS
o AIM V.I. Basic Value Fund: Series II Shares
o AIM V.I. Capital Appreciation Fund: Series II Shares
o AIM V.I. Capital Development Fund: Series II Shares
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Mid Cap Value Fund: Class II
o American Century VP Ultra Fund: Class II
o American Century VP Value Fund: Class II
o American Century VP Vista Fund: Class II
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
o American Century VP Inflation Protection Fund: Class II
DREYFUS
o Dreyfus Stock Index Fund, Inc.: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares FEDERATED INSURANCE SERIES
o Federated Quality Bond Fund II: Service Shares
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o VIP Equity-Income Portfolio: Service Class 2
o VIP Growth Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
o VIP Contrafund(R) Portfolio: Service Class 2
o VIP Investment Grade Bond Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
o VIP Mid Cap Portfolio: Service Class 2
o VIP Value Strategies Portfolio: Service Class 2
FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV
o Fidelity VIP Freedom Fund 2010 Portfolio: Service
     Class 2
o Fidelity VIP Freedom Fund 2020 Portfolio: Service
     Class 2
o Fidelity VIP Freedom Fund 2030 Portfolio: Service
     Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
o Franklin Rising Dividends Securities Fund: Class 2
GARTMORE VARIABLE INSURANCE TRUST
o Dreyfus GVIT Mid Cap Index Fund: Class I
o Gartmore GVIT Government Bond Fund: Class I

o Gartmore GVIT Investor Destinations Funds
  >> Gartmore GVIT Investor Destinations Conservative Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II >> Gartmore GVIT Investor Destinations Moderate Fund: Class II
  >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o Gartmore GVIT Mid Cap Growth Fund: Class II
o Gartmore GVIT Money Market Fund: Class I
o Gartmore GVIT Nationwide(R) Fund: Class II
o Gartmore GVIT U.S. Growth Leaders Fund: Class II
o Van Kampen GVIT Comstock Value Fund: Class II
MFS(R) VARIABLE INSURANCE TRUST
o MFS Investors Growth Stock Series: Service Class
o MFS Value Series: Service Class
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Limited Maturity Bond Portfolio: Class I
o AMT Regency Portfolio: Class S
o AMT Socially Responsive Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
o Oppenheimer Capital Appreciation Fund/VA: Service Shares
o Oppenheimer Main Street(R) Fund/VA: Service Shares
T. ROWE PRICE EQUITY SERIES, INC.
o T. Rowe Price Blue Chip Growth Portfolio: Class II
o T. Rowe Price Equity Income Portfolio: Class II
o T. Rowe Price Limited Term Bond Portfolio: Class II

VAN KAMPEN - THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
o Core Plus Fixed Income Portfolio: Class II

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2004:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
o AllianceBernstein Growth and Income Portfolio: Class B
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
o American Century VP Income & Growth Fund: Class II
FEDERATED INSURANCE SERIES
o Federated American Leaders Fund II: Service Shares
o Federated Capital Appreciation Fund II: Service Shares
JANUS ASPEN SERIES
o Balanced Portfolio: Service Shares
o Forty Portfolio: Service Shares
o Risk-Managed Core Portfolio: Service Shares
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
o AMT Mid-Cap Growth Portfolio: Class S

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE ONLY AVAILABLE IN CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS WERE RECEIVED BEFORE MAY 1, 2005:

PUTNAM VARIABLE TRUST
o Putnam VT Growth & Income Fund: Class IB
o Putnam VT Voyager Fund: Class IB


Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the CPP program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the GTO. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from the GTO and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days before the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, at the end of the CPP program period, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

CAPITAL PRESERVATION PLUS LIFETIME INCOME OPTION

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability


The CPP Lifetime Income Option is available to all contract owners until May 1, 2006. Effective May 1, 2006, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if the CPP Option is elected and may not be revoked or terminated except as described herein.


The CPP Lifetime Income Option may also be elected by contract owners who previously elected the CPP Option. Thus, the contract owner would be switching from the CPP Option to the CPP Lifetime Income Option. Any such election to switch must occur at the end of a CPP program period or after terminating a CPP Option as described in the "Capital Preservation Plus Option" provision. The newly elected CPP Lifetime Income Option will be added to the contract at the charges, rates and allocation percentages in effect at that point in time and the old CPP Option will be removed (including the charge). Any election to switch from the CPP Option to the CPP Lifetime Income Option and complete instructions must be received by Nationwide within 60 days before the end of the CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime

Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

o All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

o Market conditions determine the availability and allocation percentages of the various CPP program periods.

o If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

o Amounts credited to fulfill the principal guarantee are considered earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner (see "Appendix
D: Succession Rights of the CPP Lifetime Income Option").

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

REMAINING IN THE PRESERVATION PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

MOVING INTO THE WITHDRAWAL PHASE OF THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

TERMINATING THE CPP LIFETIME INCOME OPTION. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

------------------------------- -----------------------------
            AGE OF                  LIFETIME WITHDRAWAL
      DETERMINING LIFE:                 PERCENTAGE:
------------------------------- -----------------------------
     age 35 up to age 59 1/2                 4%
------------------------------- -----------------------------
      age 59 1/2 through 66                  5%
------------------------------- -----------------------------
      age 67 through 71                      6%
------------------------------- -----------------------------
       age 72 or older                       7%
------------------------------- -----------------------------

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59 1/2 may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

o The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

o The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

o The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

o    a full surrender of the contract;

o    a full surrender of the death benefit proceeds; or


o    an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. Please refer to "Appendix D: Succession Rights of the CPP Lifetime Income Option" for a description of the various scenarios and rights of succession that could occur upon the death of the determining life.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector II Option, the variable account value will be calculated using unit values with variable account charges of 1.85% until the second benefit is applied and the charge is no longer assessed. At the end of that period, the contract will be re-rated, and the 0.35% charge associated with the Beneficiary Protector II Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector II Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.85% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

OWNERSHIP AND INTERESTS IN THE CONTRACT

CONTRACT OWNER

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

JOINT OWNER

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

CONTINGENT OWNER

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide's consent.

CONTINGENT ANNUITANT

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant's death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

CO-ANNUITANT

A co-annuitant, if named, must be the annuitant's spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Annuity Option (if elected) (subject to the conditions set forth in the "Spousal Protection Annuity Option" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Annuity Option (if elected).

JOINT ANNUITANT

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

CHANGES TO THE PARTIES TO THE CONTRACT

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

o    contract owner (Non-Qualified Contracts only);

o    joint owner (must be the contract owner's spouse);

o    contingent owner;

o    annuitant (subject to Nationwide's underwriting and approval);

o    contingent annuitant (subject to Nationwide's underwriting and approval);

o    co-annuitant (must be the annuitant's spouse);

o    joint annuitant (subject to Nationwide's underwriting and approval);

o    beneficiary; or

o    contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------- ----------------- ------------------
        CONTRACT           MINIMUM INITIAL        MINIMUM
          TYPE             PURCHASE PAYMENT     SUBSEQUENT
                                                 PAYMENTS*
-------------------------- ----------------- ------------------
Charitable Remainder           $10,000            $1,000
Trust
-------------------------- ----------------- ------------------
IRA                            $10,000            $1,000
-------------------------- ----------------- ------------------
Investment-Only                $10,000            $1,000
-------------------------- ----------------- ------------------
Non-Qualified                  $10,000            $1,000
-------------------------- ----------------- ------------------
Roth IRA                       $10,000            $1,000
-------------------------- ----------------- ------------------
SEP IRA                        $10,000            $1,000
-------------------------- ----------------- ------------------
Simple IRA                     $10,000            $1,000
-------------------------- ----------------- ------------------
Tax Sheltered Annuity          $10,000            $1,000
-------------------------- ----------------- ------------------

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent. Nationwide's consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PURCHASE PAYMENT CREDITS

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

       (Cumulative Purchase Payments x PPC%)
-      PPCs Paid to Date
------ --------------------------------------------
=      PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

     --------------------------- -----------------------------
     IF CUMULATIVE PURCHASE       THEN THE PPC% IS . . .
     PAYMENTS ARE . . .
     --------------------------- -----------------------------
      $0 - $499,999               0.0% (no PPC is payable)
     --------------------------- -----------------------------
      $500,000 - $999,999         0.5%
     --------------------------- -----------------------------
      $1,000,000 or more          1.0%
     --------------------------- -----------------------------

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o     New Year's Day                   o     Independence Day
o     Martin Luther King, Jr. Day      o     Labor Day
o     Presidents' Day                  o     Thanksgiving
o     Good Friday                      o     Christmas
o     Memorial Day

Nationwide also will not price purchase payments, surrenders, or transfers if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.40% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)  adding any interest earned on the amounts allocated to the fixed account;
     and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2) adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)  they have been identified as engaging
                                        in harmful trading practices; and
                                   (2)  if their transfer events exceed 11 in 2
                                        consecutive calendar quarters or 20 in
                                        one calendar year, the contract owner
                                        will be limited to submitting transfer
                                        requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of a fixed account interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

TRANSFERS AFTER ANNUITIZATION

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

RIGHT TO EXAMINE AND CANCEL

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under that program. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION) PRIOR TO ANNUITIZATION

Prior to annuitization and before the annuitant's death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)  the amount requested; or

(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.


Full surrenders are subject to the CDSC provisions of the contract. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

o multiple surrenders taken within a contract year that deplete the entire contract value; or

o    any single net surrender of 90% or more of the contract value.


SURRENDER (REDEMPTION) AFTER ANNUITIZATION

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

SURRENDERS UNDER CERTAIN PLAN TYPES

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

------------------------ -------------------------------------
CONTRACT VALUES          MAXIMUM OUTSTANDING LOAN BALANCE
                         ALLOWED
------------------------ -------------------------------------
up to $20,000            up to 80% of contract value (not
                         more than $10,000)
------------------------ -------------------------------------
$20,000 and over         up to 50% of contract value (not
                         more than $50,000*)
------------------------ -------------------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached.

If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract owner takes a full surrender of the contract;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    the contract owner annuitizes the contract.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond
Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

ENHANCED FIXED ACCOUNT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging and the contract value must be at least $10,000 at the time the purchase payment is applied.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

FIXED ACCOUNT INTEREST OUT DOLLAR COST AVERAGING

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

------------------------------ -----------------------
        CONTRACT OWNER'S            PERCENTAGE OF
               AGE                 CONTRACT VALUE
------------------------------ -----------------------
        Under age 59 1/2                 5%
------------------------------ -----------------------
   Age 59 1/2 through age 61             7%
------------------------------ -----------------------
    Age 62 through age 64                8%
------------------------------ -----------------------
    Age 65 through age 74               10%
------------------------------ -----------------------
       Age 75 and over                  13%
------------------------------ -----------------------

The contract owner's age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal program terminates automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

DEATH BENEFITS

DEATH OF CONTRACT OWNER

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner's estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

DEATH OF ANNUITANT

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner's estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The recipient of the death benefit may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.


Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.


DEATH BENEFIT CALCULATIONS

An applicant may elect either the standard death benefit or an available death benefit option offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant's death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A    = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit II Option. The One-Month Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

 (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any monthly contract anniversary prior to the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that monthly contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (2) if the contract was issued on or after February 1, 2005: the contract value as of the date that

          Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

One-Month Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Month Enhanced Death Benefit Option. The One-Month Enhanced Death Benefit Option is only available until state approval is received for the One-Month Enhanced Death Benefit II Option. This option is the same as the One-Month Enhanced Death Benefit II Option except that this option has no restriction on the annuitant's age and for item (3) above, Nationwide considers the highest contract value on any monthly contract anniversary prior to the annuitant's 86th birthday (less similar adjustments).

Combination Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.35% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit II Option. The Combination Enhanced Death Benefit II Option is only available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 75 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the death benefit will be the greater of (1) or (2) above.

The 5% interest anniversary value is equal to purchase payments, accumulated at 5% annual compound interest until the last contract anniversary prior to the annuitant's 81st birthday, proportionately adjusted for amounts surrendered. The adjustment for amounts surrendered will reduce the accumulated value as of the most recent contract anniversary prior to each partial surrender in the same proportion that the contract value was reduced on the date of the partial surrender. Such total accumulated amount, after the surrender adjustment, shall not exceed 200% of purchase payments adjusted for amounts surrendered.

If, after the first contract anniversary, the fixed account allocation becomes greater than 30% of the contract value due to the application of additional purchase payments, additional surrenders, or transfers among investment options, then for purposes of calculating the 5% interest anniversary value, 0% will accrue for that year. If the fixed account allocation becomes greater than 30% as a result of market performance, interest will continue to accrue at 5% for the interest anniversary value.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

     A = the greatest of:

 (1) (a) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

     (b) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  The 5% interest anniversary value.

     The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

     The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

     If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant's death, the calculation for A above will be the greater of (1) or (2) above.

 B = (1) if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2) if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit.

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Combination Enhanced Death Benefit Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the Combination Enhanced Death Benefit Option. The Combination Enhanced Death Benefit Option is only available until state approval is received for the Combination Enhanced Death Benefit II Option. This option is the same as the Combination Enhanced Death Benefit II Option except that this option has a lower price and is available for applicants with annuitants age 80 or younger at the time of application.

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70 1/2 for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant's 90th birthday unless approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C:
Contract Types and Tax Information.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)  an annuity payment option; and

(2) either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED ANNUITY PAYMENTS

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

VARIABLE ANNUITY PAYMENTS

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

o the portion of purchase payments allocated to provide variable annuity payments;

o    the variable account value on the annuitization date;

o the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

o    the annuity payment option elected;

o    the frequency of annuity payments;

o    the annuitization date;

o the assumed investment return (the net investment return required to maintain level variable annuity payments);

o    the deduction of applicable premium taxes; and

o    the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.


The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.


The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2) multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

ANNUITY PAYMENT OPTIONS


The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected or assumed, the annuity payment option may not be changed.


Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS LESS THAN OR EQUAL TO $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

o    Single Life;

o    Standard Joint and Survivor; and

o    Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant's death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

ANNUITY PAYMENT OPTIONS FOR CONTRACTS WITH TOTAL PURCHASE PAYMENTS GREATER THAN $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)  a Fixed Life Annuity with a 20 Year Term Certain; or

(2)  a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.


IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a Nationwide annuity or insurance product, held units of any Nationwide sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, Nationwide filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted Nationwide's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and Nationwide intends to defend it vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or Nationwide Life and Annuity Insurance Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted Nationwide's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, Nationwide was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. The plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. The plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. The time for further appeal by the plaintiff has expired.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v.

Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.


ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.




            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                          PAGE

General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Annuity Payments.............................................................2
Condensed Financial Information..............................................2
Financial Statements.......................................................218

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.


AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES II SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. - ALLIANCEBERNSTEIN SMALL/MID CAP VALUE PORTFOLIO: CLASS B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INCOME & GROWTH FUND: CLASS II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP INTERNATIONAL FUND: CLASS IV
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND - CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - DEVELOPING LEADERS PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED AMERICAN LEADERS FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED CAPITAL APPRECIATION FUND II: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS 2R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.

------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).


GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.

------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, contract owners who select these funds will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - BALANCED PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - FORTY PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.

------------------------------------------------ -----------------------------------------------------------------------------------

JANUS ASPEN SERIES - INTERNATIONAL GROWTH PORTFOLIO: SERVICE II SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

JANUS ASPEN SERIES - RISK-MANAGED CORE PORTFOLIO: SERVICE SHARES
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT MID-CAP GROWTH PORTFOLIO: CLASS S
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 4
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: SERVICE SHARES
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT GROWTH & INCOME FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

PUTNAM VARIABLE TRUST - PUTNAM VT VOYAGER FUND: CLASS IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Putnam Investment Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - EMERGING MARKETS DEBT PORTFOLIO: CLASS II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all optional benefits available on December 31, 2004 (the maximum variable account charge of 2.90%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                 CALLING:        1-800-848-6331, TDD 1-800-238-3035
                 WRITING:        Nationwide Life Insurance Company
                                 One Nationwide Plaza, RR1-04-F4
                                 Columbus, Ohio 43215
                CHECKING

                ON-LINE AT:      www.nationwidefinancial.com

The American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities
Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, GVIT - Federated GVIT High Income Bond
Fund: Class III, Neuberger Berman Advisers Management Trust - AMT International
Portfolio: Class S, Neuberger Berman Advisers Management Trust - AMT Regency
Portfolio: Class S, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, and the T. Rowe Price Equity Series, Inc. -
T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account on May 1, 2005. Therefore, no Condensed Financial Information is available.


<

                     NO ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 1.50%) (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.054469           15.344172               9.18%            127,335         2004
Funds - AIM V.I. Basic            10.000000           14.054469              40.54%             19,875         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.351626           13.984209               4.74%             19,901         2004
Funds - AIM V.I. Capital          10.000000           13.351626              33.52%              4,307         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.952921           15.842196              13.54%             44,827         2004
Funds - AIM V.I. Capital          10.000000           13.952921              39.53%              1,910         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.674879           14.981350               9.55%             81,031         2004
Products Series Fund, Inc.        10.000000           13.674879              36.75%             28,204         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.780072           17.335345              17.29%             20,175         2004
Products Series Fund, Inc.        10.000000           14.780072              47.80%             12,682         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.454487           14.919143              10.89%             19,457         2004
Portfolios, Inc. -                10.000000           13.454487              35.54%              9,068         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.971311           14.664519              13.05%             21,553         2004
Portfolios, Inc. -                10.000000           12.971311              29.71%              4,046         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.247131               12.47%                7,832       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.025383           14.188706               8.93%             20,849         2004
Portfolios, Inc. -                10.000000           13.025383              30.25%             10,571         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.578460           15.270588              12.46%             50,194         2004
Portfolios, Inc. -                10.000000           13.578460              35.78%             21,482         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.402441           10.841796               4.22%            293,246         2004
Portfolios II, Inc. -             10.000000           10.402441               4.02%             23,642         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.554031           17.473166              20.06%             16,087         2004
Portfolios - Small Cap            10.000000           14.554031              45.54%              9,499         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.294674           14.450953               8.70%            148,215         2004
Inc.: Service Shares - Q/NQ       10.000000           13.294674              32.95%             29,905         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.664983           13.073375               3.22%             91,051         2004
Investment Fund -                 10.000000           12.664983              26.65%             20,157         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.776744           15.068991               9.38%             12,011         2004
Investment Fund -                 10.000000           13.776744              37.77%              9,013         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.308187           14.354035               7.86%              5,298         2004
- Federated American              10.000000           13.308187              33.08%              4,396         2003*
Leaders Fund II: Service
Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.955995           13.668997               5.50%              5,680         2004
- Federated Capital               10.000000           12.955995              29.56%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.245244           10.426582               1.77%            115,310         2004
- Federated Quality Bond          10.000000           10.245244               2.45%             67,025         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.707361           15.018503               9.57%            188,993         2004
Insurance Products Fund -         10.000000           13.707361              37.07%             58,180         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.849434           14.067646               1.58%             58,224         2004
Insurance Products Fund -         10.000000           13.849434              38.49%             24,003         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.793419           16.511591              11.61%             50,597         2004
Insurance Products Fund -         10.000000           14.793419              47.93%             36,482         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           11.021859               10.22%              129,864       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.366029           15.161375              13.43%            225,249         2004
Insurance Products Fund II        10.000000           13.366029              33.66%             75,850         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.303396           10.574067               2.63%            138,716         2004
Insurance Products Fund II        10.000000           10.303396               3.03%             16,849         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.336397           17.603288              22.79%            170,150         2004
Insurance Products Fund           10.000000           14.336397              43.36%             76,866         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.638834           18.657454              12.13%             39,686         2004
Insurance Products Fund           10.000000           16.638834              66.39%              6,841         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.177260           14.407223               9.33%            223,647         2004
Variable Insurance                10.000000           13.177260              31.77%             27,376         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.402664           17.555543              21.89%             53,905         2004
Variable Insurance                10.000000           14.402664              44.03%             10,437         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.763401           16.068940              16.75%             32,352         2004
Variable Insurance                10.000000           13.763401              37.63%             22,366         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.509431               15.09%               73,229       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.761705           16.266338              18.20%              5,508         2004
International Value Fund:         10.000000           13.761705              37.62%              3,106         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.472337              14.72%             87,671         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.328349           16.333804              14.00%             23,906         2004
Index Fund: Class I - Q/NQ        10.000000           14.328349              43.28%              9,755         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.931120           12.938758               8.45%             57,966         2004
Income Bond Fund: Class I         10.000000           11.931120              19.31%             12,466         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.696081           19.806685              18.63%              6,952         2004
Emerging Markets Fund:            10.000000           16.696081              66.96%              4,735         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.739471              17.39%             20,866         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.249088           16.949603              18.95%                680         2004
Financial Services Fund:          10.000000           14.249088              42.49%                377         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.849764           14.674063               5.95%              6,087         2004
Health Sciences Fund:             10.000000           13.849764              38.50%              4,473         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.845351              -1.55%              6,333         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.296549           15.674717               2.47%              2,754         2004
Technology and                    10.000000           15.296549              52.97%              1,483         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           11.854188               8.54%              1,514         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.440545           15.875972              27.61%              1,355         2004
Utilities Fund: Class II -        10.000000           12.440545              24.41%              1,208         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.065763           10.238215               1.71%            140,901         2004
Government Bond Fund:             10.000000           10.065763               0.66%            123,118         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.747049           11.078342               3.08%            161,007         2004
Investor Destinations             10.000000           10.747049               7.47%             18,838         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.463419           12.099836               5.55%            270,252         2004
Investor Destinations             10.000000           11.463419              14.63%             50,259         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.230307           13.195663               7.89%            513,874         2004
Investor Destinations             10.000000           12.230307              22.30%            250,991         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.067345           14.427898              10.41%            145,781         2004
Investor Destinations             10.000000           13.067345              30.67%             38,122         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.738255           15.430298              13.32%             89,098         2004
Investor Destinations             10.000000           13.738255              37.38%             31,177         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.575565           14.271294              13.48%             25,944         2004
Growth Fund: Class II -           10.000000           12.575565              25.76%             12,433         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.916936            9.847439              -0.70%            141,620         2004
Market Fund: Class I -            10.000000            9.916936              -0.83%            106,497         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.140251           14.177151               7.89%              9,000         2004
Nationwide(R) Fund: Class II        10.000000           13.140251              31.40%              1,889         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.941071           16.497596              10.42%             14,975         2004
Growth Leaders Fund: Class        10.000000           14.941071              49.41%                218         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.758533           15.336796              11.47%              9,183         2004
Fund: Class II - Q/NQ             10.000000           13.758533              37.59%              1,830         2003*

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.733305           19.283784              15.24%             35,584         2004
Fund: Class II - Q/NQ             10.000000           16.733305              67.33%             13,335         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.667440           17.161314              17.00%             76,276         2004
Fund: Class II - Q/NQ             10.000000           14.667440              46.67%             28,688         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.631643           15.721293              15.33%            217,018         2004
Comstock Value Fund: Class        10.000000           13.631643              36.32%             60,088         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.922848           11.461997               4.94%             61,731         2004
Sector Bond Fund: Class I         10.000000           10.922848               9.23%             27,564         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.530862           12.299854               6.67%             36,232         2004
Balanced Portfolio:               10.000000           11.530862              15.31%             25,707         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.465371           14.474651              16.20%              6,431         2004
Portfolio: Service Shares         10.000000           12.465371              24.65%              2,757         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.382164              13.82%              1,988         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.399651           16.834176              16.91%              5,417         2004
International Growth              10.000000           14.399651              44.00%              5,770         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.178822           14.091268              15.70%             36,392         2004
Risk-Managed Core                 10.000000           12.178822              21.79%             10,393         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.622915           13.550739               7.35%            141,692         2004
Trust - MFS Investors             10.000000           12.622915              26.23%             23,821         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.112910           14.831129              13.10%             34,542         2004
Trust - MFS Value Series:         10.000000           13.112910              31.13%             16,798         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.558368           14.941199              10.20%              5,806         2004
Management Trust - AMT            10.000000           13.558368              35.58%                434         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.062877            9.989171              -0.73%            185,260         2004
Management Trust - AMT            10.000000           10.062877               0.63%             16,371         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.574042           14.371353              14.29%              5,787         2004
Management Trust - AMT            10.000000           12.574042              25.74%              4,379         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.250550           13.699252              11.58%             24,200         2004
Management Trust - AMT            10.000000           12.250550              22.51%              1,442         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.653538           14.338489               5.02%             81,166         2004
Account Funds -                   10.000000           13.653538              36.54%             15,334         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.526477              15.26%             67,107         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.138497           17.726536              17.10%             21,472         2004
Account Funds -                   10.000000           15.138497              51.38%             22,157         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.103355           12.962824               7.10%             32,026         2004
Account Funds -                   10.000000           12.103355              21.03%              8,972         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.113389           14.097983               7.51%             54,684         2004
Account Funds -                   10.000000           13.113389              31.13%             20,326         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.113211           17.741782              17.39%             21,085         2004
Account Funds -                   10.000000           15.113211              51.13%              2,339         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.300530           13.462337               9.45%             13,169         2004
Putnam VT Growth & Income         10.000000           12.300530              23.01%              3,270         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.670326           14.501533              14.45%             11,759         2004
Putnam VT International           10.000000           12.670326              26.70%              4,920         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.734923           12.140643               3.46%              9,093         2004
Putnam VT Voyager Fund:           10.000000           11.734923              17.35%              7,463         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.113318           10.367358               2.51%             96,299         2004
Institutional Funds, Inc.         10.000000           10.113318               1.13%             27,281         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.584719           13.645353               8.43%              9,531         2004
Institutional Funds, Inc.         10.000000           12.584719              25.85%              6,978         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.510360           18.108162              34.03%             60,555         2004
Institutional Funds, Inc.         10.000000           13.510360              35.10%             38,208         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                   MAXIMUM ADDITIONAL CONTRACT OPTIONS ELECTED
             (TOTAL 2.90%) (VARIABLE ACCOUNT CHARGES OF 2.90% OF THE
                    DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.780967           13.755481               7.62%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.133668           12.527929               3.25%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.738161           14.257436              11.93%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        12.178430           13.152366               8.00%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.492749           15.600628              15.62%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.228964           13.367576               9.31%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.465623           13.892599              11.45%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.141201               11.41%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.664747           12.525993               7.38%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.304334           13.641091              10.86%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.254590           10.535795               2.74%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                13.260690           15.694264              18.35%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         12.000142           12.858506               7.15%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.570934           11.774304               1.76%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.629559           13.617890               7.83%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.329751            10.10975               6.33%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        11.818555           12.291793               4.00%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         9.965327            9.997561               0.32%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.459069           13.456846               8.01%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.330205           12.346444               0.13%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.352034           15.791349              10.03%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.918019                9.18%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.272996           13.723723              11.82%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.005256           10.122163               1.17%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.793477           16.696106              21.04%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.638700           16.181416              10.54%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.045993           12.983211               7.78%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.078014           15.714493              20.16%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.991703           14.952499              15.09%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.401040               14.01%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.630908           15.882898              16.52%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.364307              13.64%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.941316           14.543012              12.38%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.902580           11.655376               6.90%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                15.748667           18.417335              16.95%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.628878              16.29%                  0         2004
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.152205           15.422614              17.26%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.323283           12.871172               4.45%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.752536              -2.47%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.713318           13.852672               1.02%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.751957               7.52%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.750192           14.782091              25.80%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.860251            9.886658               0.27%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.405257           10.573577               1.62%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.915663           11.357949               4.05%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.473815           12.203565               6.36%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.096924           13.166672               8.84%              7,938         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.560927           13.907522              10.72%              5,205         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.456019           13.934731              11.87%                  0         2004
Growth Fund: Class II -
Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.787876            9.581141              -2.11%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.922694           12.680737               6.36%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.121426           14.282499               8.85%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.362310           13.584600               9.89%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.645102           16.637516              13.60%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           13.270446           15.306215              15.34%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.411279           14.110530              13.69%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.424765           10.783870               3.44%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.815940           11.373293               5.15%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        11.541708           13.220843              14.55%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.274929              12.75%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              13.426165           15.473111              15.25%                  0         2004
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.063045           13.759029              14.06%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           11.355831           12.017285               5.82%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.107371           13.499305              11.50%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.362790           13.430116               8.63%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.903507            9.691238              -2.14%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.395570           13.966047              12.67%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.134069           13.346916              10.00%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.188116           12.617678               3.52%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.417920              14.18%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.001678           16.162460              15.43%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.954392           11.565559               5.58%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.974785           12.690995               5.98%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574057           15.708576              15.72%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.183573           13.144882               7.89%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.549818           14.159595              12.83%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.623350           11.854318               1.99%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.016986           10.122660               1.05%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.405989           13.260395               6.89%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.318588           17.597589              32.13%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

     (a)  the contract value at the close of the day before the withdrawal; and

     (b) the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

SIMPLE IRAS

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.

When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs


Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans;

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

(2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant will be treated as the death of a contract owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS, TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 1/2 or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70 1/2 or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

APPENDIX D: SUCCESSION RIGHTS OF THE CPP LIFETIME INCOME OPTION

The following flowcharts detail the rights of succession and termination of the CPP Lifetime Income Option in the event of the death of the determining life. The rights of succession depend on two factors: the type of contract owner (natural vs. non-natural) and the phase of the option that the contract is in on the date of the determining life's death (preservation phase vs. withdrawal phase).


             DEATH IN THE PRESERVATION PHASE: NATURAL CONTRACT OWNER

                                              ------------------------------------------
                                              |                                        |
                                              |       Naturual Contract Owner          |
                                              |   (contract owner is determing life)   |
                                              |                                        |
                                              |                                        |
                                              ------------------------------------------
                                                              |
                  ____________________________________________|___________________________________
                                                                                                 |
                  |                                                                              |
                  |                                                                              |
                  |                                                              --------------------------------
    --------------------------------                                             |                              |
    |                              |                                             |       Contract Owner Dies    |
    |       Annuitant Dies         |                                             |                              |
    |                              |                                             --------------------------------
    --------------------------------                                                             |
                  |                                                                              |
                  |                                                  ____________________________|_________________
                  |                                                  |                                            |
    --------------------------------                                 |                                            |
    |         CPP Lifetime          |                                |                                            |
    |         Income Option         |                --------------------------------            --------------------------------
    |           terminates          |                |      The contract has a       |           |     The contract does not     |
    |          immediately          |                |      contingent owner or      |           |       have a contingent       |
    --------------------------------                 |     joint owner who is 35     |           |      owner or joint owner     |
                                                     |   years old as of the date    |           |     who is 35 years old as    |
                                                     |   of the contract owner's     |           |       of the date of the      |
                                                     |             death             |           |     contract owners death     |
                                                     --------------------------------            --------------------------------
                                                                     |                                           |
                                                                     |                                           |
                                                                     |                                           |
                                                 ---------------------------------------     ---------------------------------------
                                                 |      CPP Lifetime Income Option     |     |          CPP Lifetime Income        |
                                                 | continues; at the end of the current|     |           Option terminates         |
                                                 |      CPP Program period, the new    |     |              immediately            |
                                                 |      contract owner becomes the     |     --------------------------------------
                                                 |    determing life and assumes all   |
                                                 |  rights associated with the option  |
                                                 --------------------------------------







                            DEATH IN THE PRESERVATION PHASE: NON-NATURAL CONTRACT OWNER

                                            ------------------------------------
                                            |                                  |
                                            |  Non-Natural Contract Owner      |
                                            |(annuitant is the determining life|
                                            |                                  |
                                            ------------------------------------
                                                            |
                                                            |
                                                            |
                                              --------------------------------
                                              |                              |
                                              |       Annuitant Dies         |
                                              |                              |
                                              --------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |     The contract has a        |                                                      |   the contract does not have |
    |   contingent annuitant or     |                                                      |   a contingent annuitant or  |
    |  joint annuitant who is 35    |                                                      |   joint annuitant who is 35  |
    |  years old as of the date of  |                                                      |  years old as of the date of |
    |     the annuitants death      |                                                      |     the annuitant's death    |
    |                               |                                                      |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                      |
                    |                                                                                      |
                    |                                                                                      |
---------------------------------------------                                            ---------------------------------------
|CPP Lifetime Income Option continues; at   |                                            |          CPP Lifetime Income        |
|the end of the current CPP program period  |                                            |           Option terminates         |
|    the new annuitant becomes the          |                                            |              immediately            |
|  determining life and assumes all rights  |                                             --------------------------------------
|      associated with the option           |
--------------------------------------------


              DEATH IN THE WITHDRAWAL PHASE: NATURAL CONTRACT OWNER


                                        --------------------------------------------
                                        |                                          |
                                        |        Natural Contract Owner            |
                                        | (contract owner is the determining life) |
                                        |                                          |
                                        --------------------------------------------
                                                            |
                                                            |
                    ________________________________________|_______________________________________________
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
    --------------------------------                                                       --------------------------------
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    |       Annuitant Dies         |                                                       |       Contract Owner Dies    |
    |                              |                                                       |                              |
    |                              |                                                       |                              |
    --------------------------------                                                       --------------------------------
                    |                                                                                       |
                    |                                                                                       |
                    |                                                                                       |
  ---------------------------------------                                                ---------------------------------------
  |          CPP Lifetime Income        |                                                |          CPP Lifetime Income        |
  |           Option terminates         |                                                |           Option terminates         |
  |              immediately            |                                                |              immediately            |
  ---------------------------------------                                                ---------------------------------------








            DEATH IN THE WITHDRAWAL PHASE: NON-NATURAL CONTRACT OWNER
                       -------------------------------------
                       |                                   |
                       |  Non-Natural Contract Owner       |
                       |(annuitant is the determining life)|
                       |                                   |
                       -------------------------------------
                                       |
                                       |
                                       |
                       ------------------------------------
                       |                                  |
                       |         Annuitant Dies           |
                       |                                  |
                       ------------------------------------
                                       |
                                       |
                                       |
                     -----------------------------------------
                     |                                       |
                     |CPP Lifetime Income Options terminates |
                     |              immediately              |
                     |                                       |
                     -----------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2005

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43215, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements........................................................218

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2004, 2003 and 2002, no underwriting commissions were paid by Nationwide to NISC.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II, American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2, Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities
Fund: Class 3, Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3, GVIT - Federated GVIT High Income Bond
Fund: Class III, Neuberger Berman Advisers Management Trust - AMT International
Portfolio: Class S, Neuberger Berman Advisers Management Trust - AMT Regency
Portfolio: Class S, T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II, T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II, and the T. Rowe Price Equity Series, Inc. -
T. Rowe Price Limited Term Bond Portfolio: Class II were added to the variable account on May 1, 2005. Therefore, no Condensed Financial Information is available.
                     No Additional Contract Options Elected
               (Total 1.50%) (Variable account charges of 1.50% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.054469           15.344172               9.18%            127,335         2004
Funds - AIM V.I. Basic            10.000000           14.054469              40.54%             19,875         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.351626           13.984209               4.74%             19,901         2004
Funds - AIM V.I. Capital          10.000000           13.351626              33.52%              4,307         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.952921           15.842196              13.54%             44,827         2004
Funds - AIM V.I. Capital          10.000000           13.952921              39.53%              1,910         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.674879           14.981350               9.55%             81,031         2004
Products Series Fund, Inc.        10.000000           13.674879              36.75%             28,204         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.780072           17.335345              17.29%             20,175         2004
Products Series Fund, Inc.        10.000000           14.780072              47.80%             12,682         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.454487           14.919143              10.89%             19,457         2004
Portfolios, Inc. -                10.000000           13.454487              35.54%              9,068         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.971311           14.664519              13.05%             21,553         2004
Portfolios, Inc. -                10.000000           12.971311              29.71%              4,046         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.247131               12.47%                7,832       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.025383           14.188706               8.93%             20,849         2004
Portfolios, Inc. -                10.000000           13.025383              30.25%             10,571         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.578460           15.270588              12.46%             50,194         2004
Portfolios, Inc. -                10.000000           13.578460              35.78%             21,482         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.402441           10.841796               4.22%            293,246         2004
Portfolios II, Inc. -             10.000000           10.402441               4.02%             23,642         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.554031           17.473166              20.06%             16,087         2004
Portfolios - Small Cap            10.000000           14.554031              45.54%              9,499         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.294674           14.450953               8.70%            148,215         2004
Inc.: Service Shares - Q/NQ       10.000000           13.294674              32.95%             29,905         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.664983           13.073375               3.22%             91,051         2004
Investment Fund -                 10.000000           12.664983              26.65%             20,157         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.776744           15.068991               9.38%             12,011         2004
Investment Fund -                 10.000000           13.776744              37.77%              9,013         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.308187           14.354035               7.86%              5,298         2004
- Federated American              10.000000           13.308187              33.08%              4,396         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.955995           13.668997               5.50%              5,680         2004
- Federated Capital               10.000000           12.955995              29.56%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.245244           10.426582               1.77%            115,310         2004
- Federated Quality Bond          10.000000           10.245244               2.45%             67,025         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.707361           15.018503               9.57%            188,993         2004
Insurance Products Fund -         10.000000           13.707361              37.07%             58,180         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.849434           14.067646               1.58%             58,224         2004
Insurance Products Fund -         10.000000           13.849434              38.49%             24,003         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.793419           16.511591              11.61%             50,597         2004
Insurance Products Fund -         10.000000           14.793419              47.93%             36,482         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           11.021859               10.22%              129,864       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.366029           15.161375              13.43%            225,249         2004
Insurance Products Fund II        10.000000           13.366029              33.66%             75,850         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.303396           10.574067               2.63%            138,716         2004
Insurance Products Fund II        10.000000           10.303396               3.03%             16,849         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.336397           17.603288              22.79%            170,150         2004
Insurance Products Fund           10.000000           14.336397              43.36%             76,866         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.638834           18.657454              12.13%             39,686         2004
Insurance Products Fund           10.000000           16.638834              66.39%              6,841         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.177260           14.407223               9.33%            223,647         2004
Variable Insurance                10.000000           13.177260              31.77%             27,376         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.402664           17.555543              21.89%             53,905         2004
Variable Insurance                10.000000           14.402664              44.03%             10,437         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.763401           16.068940              16.75%             32,352         2004
Variable Insurance                10.000000           13.763401              37.63%             22,366         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.509431               15.09%               73,229       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.761705           16.266338              18.20%              5,508         2004
International Value Fund:         10.000000           13.761705              37.62%              3,106         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.472337              14.72%             87,671         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.328349           16.333804              14.00%             23,906         2004
Index Fund: Class I - Q/NQ        10.000000           14.328349              43.28%              9,755         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.931120           12.938758               8.45%             57,966         2004
Income Bond Fund: Class I         10.000000           11.931120              19.31%             12,466         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.696081           19.806685              18.63%              6,952         2004
Emerging Markets Fund:            10.000000           16.696081              66.96%              4,735         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.739471              17.39%             20,866         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.249088           16.949603              18.95%                680         2004
Financial Services Fund:          10.000000           14.249088              42.49%                377         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.849764           14.674063               5.95%              6,087         2004
Health Sciences Fund:             10.000000           13.849764              38.50%              4,473         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.845351              -1.55%              6,333         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.296549           15.674717               2.47%              2,754         2004
Technology and                    10.000000           15.296549              52.97%              1,483         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           11.854188               8.54%              1,514         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.440545           15.875972              27.61%              1,355         2004
Utilities Fund: Class II -        10.000000           12.440545              24.41%              1,208         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.065763           10.238215               1.71%            140,901         2004
Government Bond Fund:             10.000000           10.065763               0.66%            123,118         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.747049           11.078342               3.08%            161,007         2004
Investor Destinations             10.000000           10.747049               7.47%             18,838         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.463419           12.099836               5.55%            270,252         2004
Investor Destinations             10.000000           11.463419              14.63%             50,259         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.230307           13.195663               7.89%            513,874         2004
Investor Destinations             10.000000           12.230307              22.30%            250,991         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.067345           14.427898              10.41%            145,781         2004
Investor Destinations             10.000000           13.067345              30.67%             38,122         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.738255           15.430298              13.32%             89,098         2004
Investor Destinations             10.000000           13.738255              37.38%             31,177         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.575565           14.271294              13.48%             25,944         2004
Growth Fund: Class II -           10.000000           12.575565              25.76%             12,433         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.916936            9.847439              -0.70%            141,620         2004
Market Fund: Class I -            10.000000            9.916936              -0.83%            106,497         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.140251           14.177151               7.89%              9,000         2004
Nationwide(R) Fund: Class II        10.000000           13.140251              31.40%              1,889         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.941071           16.497596              10.42%             14,975         2004
Growth Leaders Fund: Class        10.000000           14.941071              49.41%                218         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.758533           15.336796              11.47%              9,183         2004
Fund: Class II - Q/NQ             10.000000           13.758533              37.59%              1,830         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.733305           19.283784              15.24%             35,584         2004
Fund: Class II - Q/NQ             10.000000           16.733305              67.33%             13,335         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.667440           17.161314              17.00%             76,276         2004
Fund: Class II - Q/NQ             10.000000           14.667440              46.67%             28,688         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.631643           15.721293              15.33%            217,018         2004
Comstock Value Fund: Class        10.000000           13.631643              36.32%             60,088         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.922848           11.461997               4.94%             61,731         2004
Sector Bond Fund: Class I         10.000000           10.922848               9.23%             27,564         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.530862           12.299854               6.67%             36,232         2004
Balanced Portfolio:               10.000000           11.530862              15.31%             25,707         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.465371           14.474651              16.20%              6,431         2004
Portfolio: Service Shares         10.000000           12.465371              24.65%              2,757         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.382164              13.82%              1,988         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.399651           16.834176              16.91%              5,417         2004
International Growth              10.000000           14.399651              44.00%              5,770         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.178822           14.091268              15.70%             36,392         2004
Risk-Managed Core                 10.000000           12.178822              21.79%             10,393         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.622915           13.550739               7.35%            141,692         2004
Trust - MFS Investors             10.000000           12.622915              26.23%             23,821         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.112910           14.831129              13.10%             34,542         2004
Trust - MFS Value Series:         10.000000           13.112910              31.13%             16,798         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.558368           14.941199              10.20%              5,806         2004
Management Trust - AMT            10.000000           13.558368              35.58%                434         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.062877            9.989171              -0.73%            185,260         2004
Management Trust - AMT            10.000000           10.062877               0.63%             16,371         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.574042           14.371353              14.29%              5,787         2004
Management Trust - AMT            10.000000           12.574042              25.74%              4,379         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.250550           13.699252              11.58%             24,200         2004
Management Trust - AMT            10.000000           12.250550              22.51%              1,442         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.653538           14.338489               5.02%             81,166         2004
Account Funds -                   10.000000           13.653538              36.54%             15,334         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.526477              15.26%             67,107         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.138497           17.726536              17.10%             21,472         2004
Account Funds -                   10.000000           15.138497              51.38%             22,157         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.103355           12.962824               7.10%             32,026         2004
Account Funds -                   10.000000           12.103355              21.03%              8,972         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.113389           14.097983               7.51%             54,684         2004
Account Funds -                   10.000000           13.113389              31.13%             20,326         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.113211           17.741782              17.39%             21,085         2004
Account Funds -                   10.000000           15.113211              51.13%              2,339         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.300530           13.462337               9.45%             13,169         2004
Putnam VT Growth & Income         10.000000           12.300530              23.01%              3,270         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.670326           14.501533              14.45%             11,759         2004
Putnam VT International           10.000000           12.670326              26.70%              4,920         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.734923           12.140643               3.46%              9,093         2004
Putnam VT Voyager Fund:           10.000000           11.734923              17.35%              7,463         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.113318           10.367358               2.51%             96,299         2004
Institutional Funds, Inc.         10.000000           10.113318               1.13%             27,281         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.584719           13.645353               8.43%              9,531         2004
Institutional Funds, Inc.         10.000000           12.584719              25.85%              6,978         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.510360           18.108162              34.03%             60,555         2004
Institutional Funds, Inc.         10.000000           13.510360              35.10%             38,208         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.60%) (Variable account charges of 1.60% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.041976           15.314957               9.07%             11,126         2004
Funds - AIM V.I. Basic            10.000000           14.041976              40.42%              1,182         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.339769           13.957607               4.63%                690         2004
Funds - AIM V.I. Capital          10.000000           13.339769              33.40%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.940527           15.812072              13.43%              6,185         2004
Funds - AIM V.I. Capital          10.000000           13.940527              39.41%                217         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.662722           14.952834               9.44%             18,655         2004
Products Series Fund, Inc.        10.000000           13.662722              36.63%              6,547         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.766948           17.302381              17.17%             10,178         2004
Products Series Fund, Inc.        10.000000           14.766948              47.67%              4,254         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.442526           14.890772              10.77%              2,100         2004
Portfolios, Inc. -                10.000000           13.442526              34.43%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.959792           14.636650              12.94%              2,912         2004
Portfolios, Inc. -                10.000000           12.959792              29.60%                671         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.239611               12.40%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.013813           14.161712               8.82%              9,760         2004
Portfolios, Inc. -                10.000000           13.013813              30.14%              1,709         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.566392           15.241548              12.35%             10,354         2004
Portfolios, Inc. -                10.000000           13.566392              35.66%              3,055         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.391879           10.819794               4.12%             32,298         2004
Portfolios II, Inc. -             10.000000           10.391879               3.92%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.541108           17.439945              19.94%              4,413         2004
Portfolios - Small Cap            10.000000           14.541108              45.41%              3,936         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.282860           14.423465               8.59%             13,093         2004
Inc.: Service Shares - Q/NQ       10.000000           13.282860              32.83%              1,274         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.653727           13.048499               3.12%              7,510         2004
Investment Fund -                 10.000000           12.653727              26.54%              2,737         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.764492           15.040310               9.27%              1,534         2004
Investment Fund -                 10.000000           13.764492              37.64%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.296363           14.326726               7.75%                350         2004
- Federated American              10.000000           13.296363              32.96%                350         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.944483           13.643002               5.40%              3,978         2004
- Federated Capital               10.000000           12.944483              29.44%              4,047         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.236130           10.406737               1.67%             18,719         2004
- Federated Quality Bond          10.000000           10.236130               2.36%             20,028         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.695185           14.989922               9.45%             57,068         2004
Insurance Products Fund -         10.000000           13.695185              36.95%             30,464         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.837109           14.040855               1.47%             15,810         2004
Insurance Products Fund -         10.000000           13.837109              38.37%             17,031         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.780296           16.480203              11.50%              2,588         2004
Insurance Products Fund -         10.000000           14.780296              47.80%              3,825         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           11.014450               10.14%               10,910       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.354150           15.132524              13.32%             49,548         2004
Insurance Products Fund II        10.000000           13.354150              33.54%             17,430         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.294225           10.553929               2.52%             32,736         2004
Insurance Products Fund II        10.000000           10.294225               2.94%              5,833         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.323670           17.569807              22.66%             33,536         2004
Insurance Products Fund           10.000000           14.323670              43.24%             18,030         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.624081           18.621989              12.02%             10,427         2004
Insurance Products Fund           10.000000           16.624081              66.24%              4,733         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.165549           14.379808               9.22%             37,220         2004
Variable Insurance                10.000000           13.165549              31.66%             15,664         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.389863           17.522146              21.77%              7,330         2004
Variable Insurance                10.000000           14.389863              43.90%                467         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.751167           16.038366              16.63%             34,896         2004
Variable Insurance                10.000000           13.751167              37.51%             21,985         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.501699               15.02%               21,968       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.752384           16.238833              18.08%                950         2004
International Value Fund:         10.000000           13.752384              37.52%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.464644              14.65%              8,664         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.315619           16.302727              13.88%             13,832         2004
Index Fund: Class I - Q/NQ        10.000000           14.315619              43.16%              6,699         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.920518           12.914147               8.34%             18,171         2004
Income Bond Fund: Class I         10.000000           11.920518              19.21%             13,024         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.681255           19.769023              18.51%              7,404         2004
Emerging Markets Fund:            10.000000           16.681255              66.81%              3,272         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.731602              17.32%              4,452         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.236433           16.917366              18.83%                112         2004
Financial Services Fund:          10.000000           14.236433              42.36%                 47         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.837460           14.646138               5.84%              1,163         2004
Health Sciences Fund:             10.000000           13.837460              38.37%                 48         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.838727              -1.61%              1,074         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.282977           15.644906               2.37%              4,274         2004
Technology and                    10.000000           15.282977              52.83%                 43         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.846894               8.47%                830         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.429469           15.845755              27.49%              1,196         2004
Utilities Fund: Class II -        10.000000           12.429469              24.29%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.056798           10.218714               1.61%             13,812         2004
Government Bond Fund:             10.000000           10.056798               0.57%             22,869         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.737468           11.057226               2.98%             13,753         2004
Investor Destinations             10.000000           10.737468               7.37%              2,892         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.453215           12.076800               5.44%             66,675         2004
Investor Destinations             10.000000           11.453215              14.53%             16,976         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.219426           13.170541               7.78%             69,507         2004
Investor Destinations             10.000000           12.219426              22.19%             23,350         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.055735           14.400446              10.30%             29,857         2004
Investor Destinations             10.000000           13.055735              30.56%             14,679         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.726044           15.400938              12.20%             23,994         2004
Investor Destinations             10.000000           13.726044              37.26%             22,563         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.567045           14.247149              13.37%                512         2004
Growth Fund: Class II -           10.000000           12.567045              25.67%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.907723            9.828303              -0.80%             13,639         2004
Market Fund: Class I -            10.000000            9.907723              -0.92%             17,772         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.128576           14.150175               7.78%              6,169         2004
Nationwide(R) Fund: Class II        10.000000           13.128576              31.29%              6,169         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.927789           16.466194              10.31%              2,198         2004
Growth Leaders Fund: Class        10.000000           14.927789              49.28%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.746313           15.307615              11.36%                603         2004
Fund: Class II - Q/NQ             10.000000           13.746313              37.46%                 76         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.718464           19.247126              15.12%             18,595         2004
Fund: Class II - Q/NQ             10.000000           16.718464              67.18%             12,113         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.654395           17.128629              16.88%             14,990         2004
Fund: Class II - Q/NQ             10.000000           14.654395              46.54%             12,666         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.619525           15.691383              15.21%             40,204         2004
Comstock Value Fund: Class        10.000000           13.619525              36.20%             19,650         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.913127           11.440175               4.83%             15,361         2004
Sector Bond Fund: Class I         10.000000           10.913127               9.13%             10,118         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.520606           12.276441               6.56%                  0         2004
Balanced Portfolio:               10.000000           11.520606              15.21%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.454292           14.457079              16.08%              4,279         2004
Portfolio: Service Shares         10.000000           12.454292              25.54%              2,952         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.374522              13.75%                313         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.386862           16.802152              16.79%             14,040         2004
International Growth              10.000000           14.386862              43.87%             10,190         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.170561           14.067422              15.59%                  0         2004
Risk-Managed Core                 10.000000           12.170561              21.71%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.611711           13.524972               7.24%             27,200         2004
Trust - MFS Investors             10.000000           12.611711              26.12%             10,324         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.101256           14.802915              12.99%              8,573         2004
Trust - MFS Value Series:         10.000000           13.101256              31.01%              6,046         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.546314           14.912765              10.09%              3,169         2004
Management Trust - AMT            10.000000           13.546314              35.46%              2,124         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.053922            9.970148              -0.83%             22,626         2004
Management Trust - AMT            10.000000           10.053922               0.54%              8,143         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.561301           14.342226              14.18%              4,554         2004
Management Trust - AMT            10.000000           12.561301              25.61%              1,399         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.242250           13.646139              11.47%              1,761         2004
Management Trust - AMT            10.000000           12.242250              22.42%              1,299         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.641397           14.311213               4.91%             17,123         2004
Account Funds -                   10.000000           13.641397              36.41%             15,154         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.518744              15.19%              6,522         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.125050           17.692814              16.98%              6,897         2004
Account Funds -                   10.000000           15.125050              51.25%              4,169         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.092593           12.938142               6.99%             27,074         2004
Account Funds -                   10.000000           12.092593              20.93%              9,080         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.101729           14.071167               7.40%             17,171         2004
Account Funds -                   10.000000           13.101729              31.02%              3,101         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.099793           17.708055              17.27%              2,721         2004
Account Funds -                   10.000000           15.099793              51.00%                993         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.292191           13.439563               9.33%                  0         2004
Putnam VT Growth & Income         10.000000           12.292191              22.92%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.661737           14.477008              14.34%                  0         2004
Putnam VT International           10.000000           12.661737              26.62%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.726971           12.120096               3.35%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.726971              17.27%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.106459           10.349803               2.41%              9,107         2004
Institutional Funds, Inc.         10.000000           10.106459               1.06%                696         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.571945           13.617677               8.32%              3,627         2004
Institutional Funds, Inc.         10.000000           12.571945              25.72%              1,128         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.496647           18.071423              33.90%             18,940         2004
Institutional Funds, Inc.         10.000000           13.496647              34.97%              8,865         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.70%) (Variable account charges of 1.70% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.029489           15.285794               8.95%             93,037         2004
Funds - AIM V.I. Basic            10.000000           14.029489              40.29%             42,189         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.327906           13.931024               4.53%             20,650         2004
Funds - AIM V.I. Capital          10.000000           13.327906              33.28%             14,207         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.928124           15.781943              13.31%              4,141         2004
Funds - AIM V.I. Capital          10.000000           13.928124              39.28%              1,838         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.650578           14.924373               9.33%             66,547         2004
Products Series Fund, Inc.        10.000000           13.650578              36.51%             54,652         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.753808           17.269419              17.05%             38,022         2004
Products Series Fund, Inc.        10.000000           14.753808              47.54%             31,007         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.430573           14.862410              10.66%              9,315         2004
Portfolios, Inc. -                10.000000           13.430573              34.31%              8,076         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.948252           14.608746              12.82%              5,432         2004
Portfolios, Inc. -                10.000000           12.948252              29.48%              4,478         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.232049               12.32%                  591       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.002232           14.134733               8.71%             38,675         2004
Portfolios, Inc. -                10.000000           13.002232              30.02%             10,608         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.554322           15.212510              12.23%             44,539         2004
Portfolios, Inc. -                10.000000           13.554322              35.54%             17,862         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.381319           10.797814               4.01%             39,660         2004
Portfolios II, Inc. -             10.000000           10.381319               3.81%              4,982         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.528180           17.406733              19.81%             14,711         2004
Portfolios - Small Cap            10.000000           14.528180              45.28%              2,512         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.271042           14.395982               8.48%             28,219         2004
Inc.: Service Shares - Q/NQ       10.000000           13.271042              32.71%             11,617         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.642473           13.023645               3.02%              4,195         2004
Investment Fund -                 10.000000           12.642473              26.42%              1,257         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.752253           15.011664               9.16%              9,244         2004
Investment Fund -                 10.000000           13.752253              37.52%              5,995         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.284540           14.299453               7.64%              3,365         2004
- Federated American              10.000000           13.284540              32.85%                350         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.932963           13.617010               5.29%              2,004         2004
- Federated Capital               10.000000           12.932963              29.33%              1,823         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.227007           10.386894               1.56%             70,888         2004
- Federated Quality Bond          10.000000           10.227007               2.27%             37,128         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.683001           14.961372               9.34%             74,467         2004
Insurance Products Fund -         10.000000           13.683001              36.83%             26,777         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.824807           14.014115               1.37%             45,786         2004
Insurance Products Fund -         10.000000           13.824807              38.25%             40,594         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.767132           16.448793              11.39%             21,056         2004
Insurance Products Fund -         10.000000           14.767132              47.67%             20,774         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000            11.007058              10.07%               42,988       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.342259           15.103695              13.20%            178,885         2004
Insurance Products Fund II        10.000000           13.342259              33.42%             40,399         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.285049           10.533806               2.42%             29,536         2004
Insurance Products Fund II        10.000000           10.285049               2.85%             15,370         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.310920           17.536354              22.54%             71,966         2004
Insurance Products Fund           10.000000           14.310920              43.11%             22,993         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.609312           18.586546              11.90%             15,295         2004
Insurance Products Fund           10.000000           16.609312              66.09%              6,379         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.153838           14.352427               9.11%             66,941         2004
Variable Insurance                10.000000           13.153838              31.54%             21,709         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.377069           17.488770              21.64%             40,156         2004
Variable Insurance                10.000000           14.377069              43.77%             14,401         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.738938           16.007833              16.51%             27,321         2004
Variable Insurance                10.000000           13.738938              37.39%             22,029         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.493980               14.94%               32,011       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.743055           16.211333              17.96%              3,468         2004
International Value Fund:         10.000000           13.743055              37.43%              2,961         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.456941              14.57%             13,230         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.302891           16.271674              13.76%             40,567         2004
Index Fund: Class I - Q/NQ        10.000000           14.302891              43.03%             26,194         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.909907           12.889538               8.23%             35,220         2004
Income Bond Fund: Class I         10.000000           11.909907              19.10%             25,706         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.666436           19.731390              18.39%              3,657         2004
Emerging Markets Fund:            10.000000           16.666436              66.66%              3,005         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.723703              17.24%              8,394         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.223768           16.885141              18.71%              2,053         2004
Financial Services Fund:          10.000000           14.223768              42.24%              2,041         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.825156           14.618242               5.74%              9,492         2004
Health Sciences Fund:             10.000000           13.825156              38.25%              7,470         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.832124              -1.68%              6,307         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.269390           15.615119               2.26%              2,758         2004
Technology and                    10.000000           15.269390              52.69%              2,177         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.839607               8.40%              6,367         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.418412           15.815578              27.36%              3,375         2004
Utilities Fund: Class II -        10.000000           12.418412              24.18%              3,798         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.047839           10.199242               1.51%             28,637         2004
Government Bond Fund:             10.000000           10.047839               0.48%             17,401         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.727911           11.036156               2.87%             24,974         2004
Investor Destinations             10.000000           10.727911               7.28%             12,391         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.443024           12.053788               5.34%            130,266         2004
Investor Destinations             10.000000           11.443024              14.43%             59,653         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.208544           13.145442               7.67%            372,967         2004
Investor Destinations             10.000000           12.208544              22.09%             37,067         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.044111           14.373021              10.19%            137,962         2004
Investor Destinations             10.000000           13.044111              30.44%             33,370         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.713835           15.371603              12.09%             21,270         2004
Investor Destinations             10.000000           13.713835              37.14%              5,998         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.558517           14.223018              13.25%             17,966         2004
Growth Fund: Class II -           10.000000           12.558517              25.59%              2,305         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.898507            9.809182              -0.90%             43,618         2004
Market Fund: Class I -            10.000000            9.898507              -1.01%             10,530         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.116888           14.123216               7.67%              1,881         2004
Nationwide(R) Fund: Class II        10.000000           13.116888              31.17%                 88         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.914523           16.434862              10.19%              8,873         2004
Growth Leaders Fund: Class        10.000000           14.914523              49.15%              2,014         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.734078           15.278441              11.24%             22,898         2004
Fund: Class II - Q/NQ             10.000000           13.734078              37.34%             14,069         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.703594           19.210467              15.01%             20,554         2004
Fund: Class II - Q/NQ             10.000000           16.703594              67.04%             13,383         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.641372           17.096036              16.77%             47,592         2004
Fund: Class II - Q/NQ             10.000000           14.641372              46.41%             17,145         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.607406           15.661506              15.10%            105,385         2004
Comstock Value Fund: Class        10.000000           13.607406              36.07%             43,854         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.903410           11.418383               4.72%             33,847         2004
Sector Bond Fund: Class I         10.000000           10.903410               9.03%             19,636         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.510347           12.253040               6.45%             14,015         2004
Balanced Portfolio:               10.000000           11.510347              15.10%              7,312         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.443207           14.429549              15.96%             41,233         2004
Portfolio: Service Shares         10.000000           12.443207              24.43%             20,311         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.374069           16.770150              16.67%              9,702         2004
International Growth              10.000000           14.374069              43.74%              3,890         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.366872              13.67%              5,885         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.162319           14.043607              15.47%              4,019         2004
Risk-Managed Core                 10.000000           12.162319              21.62%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.600490           13.499205               7.13%             33,552         2004
Trust - MFS Investors             10.000000           12.600490              26.00%             24,194         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.089582           14.774696              12.87%             20,825         2004
Trust - MFS Value Series:         10.000000           13.089582              30.90%              8,814         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.534262           14.884370               9.98%              2,251         2004
Management Trust - AMT            10.000000           13.534262              35.34%              1,819         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.044958            9.951131              -0.93%             55,269         2004
Management Trust - AMT            10.000000           10.044958               0.45%             28,022         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.548541           14.313092              14.06%             18,696         2004
Management Trust - AMT            10.000000           12.548541              25.49%             10,178         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.233952           13.623033              11.35%              7,684         2004
Management Trust - AMT            10.000000           12.233952              22.34%              2,508         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.629267           14.283954               4.80%             30,501         2004
Account Funds -                   10.000000           13.629267              36.29%              9,110         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.511004              15.11%             30,360         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.111597           17.659123              16.86%             17,309         2004
Account Funds -                   10.000000           15.111597              51.12%             14,946         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.081836           12.913506               6.88%             24,387         2004
Account Funds -                   10.000000           12.081836              20.82%             12,114         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.090067           14.044359               7.29%             54,609         2004
Account Funds -                   10.000000           13.090067              30.90%             23,730         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.086384           17.674345              17.15%             14,265         2004
Account Funds -                   10.000000           15.086384              50.86%              7,800         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.283848           13.416801               9.22%              1,243         2004
Putnam VT Growth & Income         10.000000           12.283848              22.84%              1,946         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.653145           14.452492              14.22%              6,051         2004
Putnam VT International           10.000000           12.653145              26.53%              8,803         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.719017           12.099565               3.25%              2,263         2004
Putnam VT Voyager Fund:           10.000000           11.719017              17.19%                471         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.099592           10.332268               2.30%             14,470         2004
Institutional Funds, Inc.         10.000000           10.099592               1.00%              6,630         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.559190           13.590037               8.21%              3,639         2004
Institutional Funds, Inc.         10.000000           12.559190              25.59%                519         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.482966           18.034774              33.76%             18,913         2004
Institutional Funds, Inc.         10.000000           13.482966              34.83%              6,581         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.80%) (Variable account charges of 1.80% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.016990           15.256637               8.84%            108,192         2004
Funds - AIM V.I. Basic            10.000000           14.016990              40.17%             72,595         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.316033           13.904454               4.42%              3,735         2004
Funds - AIM V.I. Capital          10.000000           13.316033              33.16%              5,820         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.915742           15.751883              13.19%              3,592         2004
Funds - AIM V.I. Capital          10.000000           13.915742              39.16%                600         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.638413           14.895904               9.22%             72,709         2004
Products Series Fund, Inc.        10.000000           13.638413              36.38%             46,955         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.740687           17.236512              16.93%             56,844         2004
Products Series Fund, Inc.        10.000000           14.740687              47.41%             38,798         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.418600           14.834062              10.55%             13,860         2004
Portfolios, Inc. -                10.000000           13.418600              34.19%             11,965         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.936733           14.580903              12.71%              2,525         2004
Portfolios, Inc. -                10.000000           12.936733              29.37%                916         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.224493               12.24%                  965       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.990651           14.107788               8.60%             13,515         2004
Portfolios, Inc. -                10.000000           12.990651              29.91%              5,985         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.542256           15.183516              12.12%             32,410         2004
Portfolios, Inc. -                10.000000           13.542256              35.42%              3,970         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.370757           10.775856               3.91%             70,238         2004
Portfolios II, Inc. -             10.000000           10.370757               3.71%              3,468         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.515251           17.373568              19.69%             10,026         2004
Portfolios - Small Cap            10.000000           14.515251              45.15%              2,887         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.259231           14.368549               8.37%             18,759         2004
Inc.: Service Shares - Q/NQ       10.000000           13.259231              32.59%              4,763         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.631214           12.998806               2.91%              5,573         2004
Investment Fund -                 10.000000           12.631214              26.31%              1,954         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.740007           14.983039               9.05%              8,585         2004
Investment Fund -                 10.000000           13.740007              37.40%              2,982         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.272703           14.272175               7.53%              1,633         2004
- Federated American              10.000000           13.272703              32.73%              1,158         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.921451           13.591048               5.18%                661         2004
- Federated Capital               10.000000           12.921451              29.21%             14,988         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.217883           10.367069               1.46%             78,510         2004
- Federated Quality Bond          10.000000           10.217883               2.18%             66,715         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.670820           14.932866               9.23%            101,377         2004
Insurance Products Fund -         10.000000           13.670820              36.71%             41,970         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.812504           13.987398               1.27%             79,616         2004
Insurance Products Fund -         10.000000           13.812504              38.13%             65,424         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.753996           16.417462              11.27%             18,957         2004
Insurance Products Fund -         10.000000           14.753996              47.54%             14,490         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.999651               10.00%               18,039       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.330385           15.074909              13.09%            136,209         2004
Insurance Products Fund II        10.000000           13.330385              33.30%             57,387         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.275874           10.513713               2.31%             15,543         2004
Insurance Products Fund II        10.000000           10.275874               2.76%              8,332         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.298178           17.502931              22.41%             80,907         2004
Insurance Products Fund           10.000000           14.298178              42.98%             41,787         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.594524           18.551112              11.79%             14,404         2004
Insurance Products Fund           10.000000           16.594524              65.95%              6,905         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.142118           14.325045               9.00%            109,217         2004
Variable Insurance                10.000000           13.142118              31.42%             34,865         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.364281           17.455454              21.52%             12,852         2004
Variable Insurance                10.000000           14.364281              43.64%              4,105         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.726705           15.977318              16.40%             38,473         2004
Variable Insurance                10.000000           13.726705              37.27%             36,165         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.486259               14.86%               32,841       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.733726           16.183856              17.84%              5,246         2004
International Value Fund:         10.000000           13.733726              37.34%              1,387         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.449228              14.49%             10,311         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.290151           16.240650              13.65%             20,730         2004
Index Fund: Class I - Q/NQ        10.000000           14.290151              42.90%              9,335         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.899285           12.864955               8.12%             32,087         2004
Income Bond Fund: Class I         10.000000           11.899285              18.99%             11,973         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.651616           19.693802              18.27%              5,921         2004
Emerging Markets Fund:            10.000000           16.651616              66.52%              6,465         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.715831              17.16%                990         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.211109           16.852973              18.59%              1,218         2004
Financial Services Fund:          10.000000           14.211109              42.11%                915         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.812834           14.590363               5.63%              2,821         2004
Health Sciences Fund:             10.000000           13.812834              38.13%              2,294         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.825503              -1.74%                 64         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.255822           15.585378               2.16%              4,507         2004
Technology and                    10.000000           15.255822              52.56%              8,654         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.832314               8.32%              6,870         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.407351           15.785444              27.23%              1,574         2004
Utilities Fund: Class II -        10.000000           12.407351              24.07%              1,574         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.038872           10.179763               1.40%             31,502         2004
Government Bond Fund:             10.000000           10.038872               0.39%             39,935         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.718341           11.015097               2.77%             49,245         2004
Investor Destinations             10.000000           10.718341               7.18%             48,273         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.432830           12.030792               5.23%             70,844         2004
Investor Destinations             10.000000           11.432830              14.33%             27,219         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.197676           13.120388               7.56%            165,556         2004
Investor Destinations             10.000000           12.197676              21.98%             79,394         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.032501           14.345619              10.08%            139,967         2004
Investor Destinations             10.000000           13.032501              30.33%             60,363         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.701620           15.342293              11.97%             28,584         2004
Investor Destinations             10.000000           13.701620              37.02%             10,594         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.550000           14.198902              13.14%              9,570         2004
Growth Fund: Class II -           10.000000           12.550000              25.50%              1,860         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.889293            9.790082              -1.00%             51,724         2004
Market Fund: Class I -            10.000000            9.889293              -1.11%             52,371         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.105211           14.096285               7.56%             18,722         2004
Nationwide(R) Fund: Class II        10.000000           13.105211              31.05%             15,497         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.901257           16.403535              10.08%             17,439         2004
Growth Leaders Fund: Class        10.000000           14.901257              49.01%             15,352         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.721857           15.249341              11.13%              7,598         2004
Fund: Class II - Q/NQ             10.000000           13.721857              37.22%              6,990         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.688734           19.173862              14.89%             24,835         2004
Fund: Class II - Q/NQ             10.000000           16.688734              66.89%             10,267         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.628336           17.063461              16.65%             37,464         2004
Fund: Class II - Q/NQ             10.000000           14.628336              46.28%             15,404         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.595292           15.631642              14.98%             63,136         2004
Comstock Value Fund: Class        10.000000           13.595292              35.95%             26,548         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.893681           11.396583               4.62%             29,561         2004
Sector Bond Fund: Class I         10.000000           10.893681               8.94%             23,171         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.500087           12.229660               6.34%             16,011         2004
Balanced Portfolio:               10.000000           11.500087              15.00%              3,784         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.432126           14.402045              15.85%             20,844         2004
Portfolio: Service Shares         10.000000           12.432126              24.32%             10,799         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.361268           16.738188              16.55%             12,385         2004
International Growth              10.000000           14.361268              43.61%             12,239         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.359225              13.59%              2,505         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.154059           14.019804              15.35%                250         2004
Risk-Managed Core                 10.000000           12.154059              21.54%                152         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.589263           13.473465               7.02%             31,819         2004
Trust - MFS Investors             10.000000           12.589263              25.89%             17,960         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.077936           14.746550              12.76%              9,097         2004
Trust - MFS Value Series:         10.000000           13.077936              30.78%              5,586         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.522216           14.855998               9.86%              3,703         2004
Management Trust - AMT            10.000000           13.522216              35.22%              1,689         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.036005            9.932152              -1.03%             18,766         2004
Management Trust - AMT            10.000000           10.036005               0.36%             16,608         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.535795           14.284018              13.95%             26,249         2004
Management Trust - AMT            10.000000           12.535795              25.36%             18,979         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.225637           13.599927              11.24%              1,168         2004
Management Trust - AMT            10.000000           12.225637              22.26%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.617132           14.256716               4.70%             60,135         2004
Account Funds -                   10.000000           13.617132              36.17%             27,594         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.503272              15.03%             21,822         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.098167           17.625493              16.74%             48,066         2004
Account Funds -                   10.000000           15.098167              50.98%             22,401         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.071064           12.888862               6.77%             12,017         2004
Account Funds -                   10.000000           12.071064              20.71%              8,046         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.078404           14.017578               7.18%             48,432         2004
Account Funds -                   10.000000           13.078404              30.78%             17,296         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.072953           17.640670              17.04%             22,947         2004
Account Funds -                   10.000000           15.072953              50.73%             18,092         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.275514           13.394064               9.11%             10,036         2004
Putnam VT Growth & Income         10.000000           12.275514              22.76%              4,093         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.644552           14.427990              14.10%              7,583         2004
Putnam VT International           10.000000           12.644552              26.45%             11,554         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.711064           12.079069               3.14%              2,435         2004
Putnam VT Voyager Fund:           10.000000           11.711064              17.11%              1,867         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.092718           10.314724               2.20%              9,067         2004
Institutional Funds, Inc.         10.000000           10.092718               0.93%              7,000         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.546417           13.562397               8.10%              2,863         2004
Institutional Funds, Inc.         10.000000           12.546417              25.46%              3,065         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.469260           17.998124              33.62%             30,052         2004
Institutional Funds, Inc.         10.000000           13.469260              34.69%             16,494         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.85%) (Variable account charges of 1.85% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.010752           15.242090               8.79%             12,318         2004
Funds - AIM V.I. Basic            10.000000           14.010752              40.11%              1,203         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.310109           13.891196               4.37%              3,564         2004
Funds - AIM V.I. Capital          10.000000           13.310109              33.10%              3,675         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.909528           15.736819              13.14%                277         2004
Funds - AIM V.I. Capital          10.000000           13.909528              39.10%                277         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.632334           14.881685               9.16%              3,603         2004
Products Series Fund, Inc.        10.000000           13.632334              36.32%              7,719         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.734107           17.220056              16.87%              6,562         2004
Products Series Fund, Inc.        10.000000           14.734107              47.34%              1,797         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.412628           14.819911              10.49%                  0         2004
Portfolios, Inc. -                10.000000           13.412628              34.13%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.930963           14.566989              12.65%                864         2004
Portfolios, Inc. -                10.000000           12.930963              29.31%                359         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.220714               12.21%                5,375       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.984862           14.094317               8.54%             12,943         2004
Portfolios, Inc. -                10.000000           12.984862              29.85%              6,533         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.536215           15.169005              12.06%              9,403         2004
Portfolios, Inc. -                10.000000           13.536215              35.36%              7,311         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.365477           10.764887               3.85%              6,036         2004
Portfolios II, Inc. -             10.000000           10.365477               3.65%                475         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.508790           17.356994              19.63%              3,376         2004
Portfolios - Small Cap            10.000000           14.508790              45.09%              1,823         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.253320           14.354842               8.31%              3,450         2004
Inc.: Service Shares - Q/NQ       10.000000           13.253320              32.53%              5,769         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.625572           12.986389               2.86%              4,083         2004
Investment Fund -                 10.000000           12.625572              26.26%              4,212         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.733890           14.968748               8.99%                  0         2004
Investment Fund -                 10.000000           13.733890              37.34%              1,275         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.266794           14.258559               7.48%                  0         2004
- Federated American              10.000000           13.266794              32.67%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.915694           13.578075               5.13%              1,955         2004
- Federated Capital               10.000000           12.915694              29.16%              1,493         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.213311           10.357156               1.41%                169         2004
- Federated Quality Bond          10.000000           10.213311               2.13%              7,560         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.664733           14.918610               9.18%             31,013         2004
Insurance Products Fund -         10.000000           13.664733              36.65%              9,136         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.806339           13.974030               1.21%              4,348         2004
Insurance Products Fund -         10.000000           13.806339              38.06%              5,829         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.747430           16.401788              11.22%                  0         2004
Insurance Products Fund -         10.000000           14.747430              47.47%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.995945                9.96%                8,214       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.324455           15.060528              13.03%             40,750         2004
Insurance Products Fund II        10.000000           13.324455              33.24%              3,371         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.271299           10.503682               2.26%              7,682         2004
Insurance Products Fund II        10.000000           10.271299               2.71%                998         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.291814           17.486236              22.35%             43,800         2004
Insurance Products Fund           10.000000           14.291814              42.92%                963         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.587140           18.533418              11.73%              1,669         2004
Insurance Products Fund           10.000000           16.587140              65.87%              4,763         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.136268           14.311386               8.95%             75,470         2004
Variable Insurance                10.000000           13.136268              31.36%              2,132         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.357875           17.438799              21.46%              4,499         2004
Variable Insurance                10.000000           14.357875              43.58%                453         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.720588           15.962062              16.34%                  0         2004
Variable Insurance                10.000000           13.720588              37.21%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.482386               14.82%                9,617       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.729071           16.170138              17.78%                819         2004
International Value Fund:         10.000000           13.729071              37.29%                342         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.445372              14.45%             11,550         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.283788           16.225157              13.59%              3,197         2004
Index Fund: Class I - Q/NQ        10.000000           14.283788              42.84%              5,558         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.893980           12.852665               8.06%              8,764         2004
Income Bond Fund: Class I         10.000000           11.893980              18.94%                117         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.644208           19.675015              18.21%              1,048         2004
Emerging Markets Fund:            10.000000           16.644208              66.44%                231         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.711869              17.12%             10,970         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.204772           16.836874              18.53%                  0         2004
Financial Services Fund:          10.000000           14.204772              42.05%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.806681           14.576433               5.58%              1,883         2004
Health Sciences Fund:             10.000000           13.806681              38.07%                775         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.822186              -1.78%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.249015           15.570503               2.11%                  0         2004
Technology and                    10.000000           15.249015              52.49%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.828670               8.29%              2,773         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.401814           15.770374              27.16%                  0         2004
Utilities Fund: Class II -        10.000000           12.401814              24.02%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.034393           10.170039               1.35%              8,486         2004
Government Bond Fund:             10.000000           10.034393               0.34%              2,412         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.713558           11.004575               2.72%             11,035         2004
Investor Destinations             10.000000           10.713558               7.14%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.427726           12.019327               5.18%              9,256         2004
Investor Destinations             10.000000           11.427726              14.28%              5,452         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.192229           13.107851               7.51%             94,115         2004
Investor Destinations             10.000000           12.192229              21.92%              2,107         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.026688           14.331913              10.02%             17,373         2004
Investor Destinations             10.000000           13.026688              30.27%             16,951         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.695527           15.327674              11.92%              7,287         2004
Investor Destinations             10.000000           13.695527              36.96%              2,069         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.545735           14.186862              13.08%              1,256         2004
Growth Fund: Class II -           10.000000           12.545735              25.46%              1,256         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.884687            9.780540              -1.05%             16,867         2004
Market Fund: Class I -            10.000000            9.884687              -1.15%              4,940         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.099371           14.082839               7.51%             12,044         2004
Nationwide(R) Fund: Class II        10.000000           13.099371              30.99%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.894613           16.387865              10.03%              1,883         2004
Growth Leaders Fund: Class        10.000000           14.894613              48.95%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.715748           15.234783              11.08%                 84         2004
Fund: Class II - Q/NQ             10.000000           13.715748              37.16%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.681315           19.155578              14.83%                 67         2004
Fund: Class II - Q/NQ             10.000000           16.681315              66.81%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.621826           17.047183              16.59%              3,709         2004
Fund: Class II - Q/NQ             10.000000           14.621826              46.22%                649         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.589226           15.616715              14.92%             24,925         2004
Comstock Value Fund: Class        10.000000           13.589226              35.89%             10,675         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.888817           11.385690               4.56%              2,106         2004
Sector Bond Fund: Class I         10.000000           10.888817               8.89%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.494958           12.217979               6.29%                  0         2004
Balanced Portfolio:               10.000000           11.494958              14.95%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.426582           14.388282              15.79%                139         2004
Portfolio: Service Shares         10.000000           12.426582              24.27%                 57         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.354875           16.722219              16.49%                  0         2004
International Growth              10.000000           14.354875              43.55%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.355399              13.55%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.149928           14.007907              15.29%                  0         2004
Risk-Managed Core                 10.000000           12.149928              21.50%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.583644           13.460591               6.97%              5,756         2004
Trust - MFS Investors             10.000000           12.583644              25.84%              5,555         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.072099           14.732461              12.70%                749         2004
Trust - MFS Value Series:         10.000000           13.072099              30.72%              5,600         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.516188           14.841809               9.81%                  0         2004
Management Trust - AMT            10.000000           13.516188              35.16%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.031522            9.922647              -1.09%              2,011         2004
Management Trust - AMT            10.000000           10.031522               0.32%              3,985         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.529424           14.269491              13.89%              3,366         2004
Management Trust - AMT            10.000000           12.529424              25.29%              1,940         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.221487           13.588384              11.18%              1,973         2004
Management Trust - AMT            10.000000           12.221487              22.21%              5,194         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.611063           14.243117               4.64%              6,150         2004
Account Funds -                   10.000000           13.611063              36.11%              1,456         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.499389              14.99%              5,331         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.091431           17.608662              16.68%              5,979         2004
Account Funds -                   10.000000           15.091431              50.91%              1,740         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.065688           12.876571               6.72%             55,140         2004
Account Funds -                   10.000000           12.065688              20.66%                224         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.072585           14.004211               7.13%             23,029         2004
Account Funds -                   10.000000           13.072585              30.73%              2,389         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.066242           17.623824              16.98%              9,198         2004
Account Funds -                   10.000000           15.066242              50.66%              1,487         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.271349           13.382696               9.06%              3,030         2004
Putnam VT Growth & Income         10.000000           12.271349              22.71%                368         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.640252           14.415757              14.05%                  0         2004
Putnam VT International           10.000000           12.640252              26.40%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.707077           12.068798               3.09%             13,880         2004
Putnam VT Voyager Fund:           10.000000           11.707077              17.07%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.089289           10.305973               2.15%              8,989         2004
Institutional Funds, Inc.         10.000000           10.089289               0.89%                 81         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.540033           13.548609               8.04%                183         2004
Institutional Funds, Inc.         10.000000           12.540033              25.40%                183         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.462423           17.979835              33.56%             20,546         2004
Institutional Funds, Inc.         10.000000           13.462423              34.62%                235         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.90%) (Variable account charges of 1.90% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            14.004498           15.227522               8.73%             14,719         2004
Funds - AIM V.I. Basic            10.000000           14.004498              40.04%              4,834         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.304174           13.877928               4.31%              2,476         2004
Funds - AIM V.I. Capital          10.000000           13.304174              33.04%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.903325           15.721785              13.08%              2,306         2004
Funds - AIM V.I. Capital          10.000000           13.903325              39.03%                852         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.626250           14.867466               9.11%              7,101         2004
Products Series Fund, Inc.        10.000000           13.626250              36.26%              6,782         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.727543           17.203603              16.81%              2,137         2004
Products Series Fund, Inc.        10.000000           14.727543              47.28%              2,081         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.406642           14.805759              10.44%              6,249         2004
Portfolios, Inc. -                10.000000           13.406642              34.07%              4,011         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.925188           14.553074              12.59%              1,288         2004
Portfolios, Inc. -                10.000000           12.925188              29.25%                950         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.216941               12.17%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.979076           14.080863               8.49%              6,530         2004
Portfolios, Inc. -                10.000000           12.979076              29.79%                108         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.530178           15.154532              12.01%              6,107         2004
Portfolios, Inc. -                10.000000           13.530178              35.30%              2,243         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.360197           10.753920               3.80%             14,600         2004
Portfolios II, Inc. -             10.000000           10.360197               3.60%              5,094         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.502323           17.340425              19.57%              4,888         2004
Portfolios - Small Cap            10.000000           14.502323              45.02%                342         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.247418           14.341131               8.26%             22,488         2004
Inc.: Service Shares - Q/NQ       10.000000           13.247418              32.47%              8,993         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.619952           12.973992               2.81%              6,327         2004
Investment Fund -                 10.000000           12.619952              26.20%                337         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.727773           14.954456               8.94%                940         2004
Investment Fund -                 10.000000           13.727773              37.28%                741         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.260877           14.244936               7.42%              5,714         2004
- Federated American              10.000000           13.260877              32.61%              2,473         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.909925           13.565101               5.07%              1,710         2004
- Federated Capital               10.000000           12.909925              29.10%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.208760           10.347262               1.36%              7,159         2004
- Federated Quality Bond          10.000000           10.208760               2.09%              4,731         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.658630           14.904344               9.12%             26,655         2004
Insurance Products Fund -         10.000000           13.658630              36.59%              7,158         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.800194           13.960697               1.16%             15,567         2004
Insurance Products Fund -         10.000000           13.800194              38.00%              2,994         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.740847           16.386129              11.16%              5,239         2004
Insurance Products Fund -         10.000000           14.740847              47.41%                549         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.992242                9.92%               17,169       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.318501           15.046148              12.97%             46,414         2004
Insurance Products Fund II        10.000000           13.318501              33.19%              8,795         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.266703           10.493632               2.21%              9,106         2004
Insurance Products Fund II        10.000000           10.266703               2.67%              1,113         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.285435           17.469531              22.29%             10,699         2004
Insurance Products Fund           10.000000           14.285435              42.85%              2,020         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.579749           18.515721              11.68%              6,054         2004
Insurance Products Fund           10.000000           16.579749              65.80%              3,422         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.130408           14.297719               8.89%             26,297         2004
Variable Insurance                10.000000           13.130408              31.30%              4,411         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.351480           17.422161              21.40%              8,981         2004
Variable Insurance                10.000000           14.351480              43.51%              1,858         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.714467           15.946817              16.28%              9,961         2004
Variable Insurance                10.000000           13.714467              37.14%              6,232         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.478526               14.79%               10,233       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.724397           16.156405              17.72%              3,202         2004
International Value Fund:         10.000000           13.724397              37.24%                349         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.441520              14.42%             14,552         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.277420           16.209651              13.53%              9,202         2004
Index Fund: Class I - Q/NQ        10.000000           14.277420              42.77%                495         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.888673           12.840387               8.01%              5,642         2004
Income Bond Fund: Class I         10.000000           11.888673              18.89%              5,069         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.636793           19.656249              18.15%              7,120         2004
Emerging Markets Fund:            10.000000           16.636793              66.37%              4,416         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.707931              17.08%              3,440         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.198438           16.820811              18.47%                  0         2004
Financial Services Fund:          10.000000           14.198438              41.98%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.800526           14.562515               5.52%              1,658         2004
Health Sciences Fund:             10.000000           13.800526              38.01%              1,884         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.818878              -1.81%              2,628         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.242217           15.555628               2.06%              5,624         2004
Technology and                    10.000000           15.242217              52.42%              2,713         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.825020               8.25%              3,302         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.396272           15.755305              27.10%                  0         2004
Utilities Fund: Class II -        10.000000           12.396272              23.96%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.029912           10.160331               1.30%              7,975         2004
Government Bond Fund:             10.000000           10.029912               0.30%              1,100         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.708779           10.994065               2.66%             16,240         2004
Investor Destinations             10.000000           10.708779               7.09%             16,792         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.422629           12.007837               5.12%             14,914         2004
Investor Destinations             10.000000           11.422629              14.23%              2,732         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.186797           13.095335               7.46%             80,159         2004
Investor Destinations             10.000000           12.186797              21.87%             18,756         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.020880           14.318239               9.96%             38,985         2004
Investor Destinations             10.000000           13.020880              30.21%             18,070         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.689404           15.313030              11.86%              5,587         2004
Investor Destinations             10.000000           13.689404              36.89%              1,410         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.541472           14.174797              13.02%              8,184         2004
Growth Fund: Class II -           10.000000           12.541472              25.41%              2,170         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.880078            9.770998              -1.10%              9,138         2004
Market Fund: Class I -            10.000000            9.880078              -1.20%             15,592         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.093531           14.069386               7.45%             12,293         2004
Nationwide(R) Fund: Class II        10.000000           13.093531              30.94%             10,532         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.887980           16.372223               9.97%             15,015         2004
Growth Leaders Fund: Class        10.000000           14.887980              48.88%             13,410         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.709636           15.220250              11.02%              5,591         2004
Fund: Class II - Q/NQ             10.000000           13.709636              37.10%                864         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.673885           19.137305              14.77%             10,737         2004
Fund: Class II - Q/NQ             10.000000           16.673885              66.74%              5,262         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.615310           17.030906              16.53%             26,114         2004
Fund: Class II - Q/NQ             10.000000           14.615310              46.15%             14,198         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.583167           15.601811              14.86%             32,408         2004
Comstock Value Fund: Class        10.000000           13.583167              35.83%              1,956         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.883959           11.374821               4.51%              2,478         2004
Sector Bond Fund: Class I         10.000000           10.883959               8.84%              2,132         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.489832           12.206327               6.24%                345         2004
Balanced Portfolio:               10.000000           11.489832              14.90%                345         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.421034           14.374535              15.73%              1,721         2004
Portfolio: Service Shares         10.000000           12.421034              24.21%              1,721         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.348466           16.706250              16.43%                  0         2004
International Growth              10.000000           14.348466              43.48%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.351574              13.52%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.145798           13.996013              15.23%                  0         2004
Risk-Managed Core                 10.000000           12.145798              21.46%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.578028           13.447732               6.91%             11,754         2004
Trust - MFS Investors             10.000000           12.578028              25.78%              3,582         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.066273           14.718395              12.64%              5,385         2004
Trust - MFS Value Series:         10.000000           13.066273              30.66%              1,255         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.510160           14.827644               9.75%              1,873         2004
Management Trust - AMT            10.000000           13.510160              35.10%              1,637         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.027045            9.913174              -1.14%             13,888         2004
Management Trust - AMT            10.000000           10.027045               0.27%              2,664         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.523040           14.254955              13.83%              1,754         2004
Management Trust - AMT            10.000000           12.523040              25.23%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.217327           13.576843              11.13%                305         2004
Management Trust - AMT            10.000000           12.217327              22.17%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.605001           14.229519               4.59%              9,030         2004
Account Funds -                   10.000000           13.605001              36.05%              2,405         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.495518              14.96%              6,696         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.084714           17.591871              16.62%              8,910         2004
Account Funds -                   10.000000           15.084714              50.85%              7,343         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.060288           12.864250               6.67%              7,518         2004
Account Funds -                   10.000000           12.060288              20.60%              3,926         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.066755           13.990832               7.07%             14,798         2004
Account Funds -                   10.000000           13.066755              30.67%              2,045         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.059532           17.607016              16.92%              1,844         2004
Account Funds -                   10.000000           15.059532              50.60%              1,330         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.267172           13.371334               9.00%                387         2004
Putnam VT Growth & Income         10.000000           12.267172              22.67%                387         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.635959           14.403520              13.99%                376         2004
Putnam VT International           10.000000           12.635959              26.36%                376         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.703107           12.058562               3.04%              1,023         2004
Putnam VT Voyager Fund:           10.000000           11.703107              17.03%                821         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.085843           10.297210               2.10%              4,470         2004
Institutional Funds, Inc.         10.000000           10.085843               0.86%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.533652           13.534807               7.99%              2,840         2004
Institutional Funds, Inc.         10.000000           12.533652              25.34%              2,315         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.455563           17.961520              33.49%             15,530         2004
Institutional Funds, Inc.         10.000000           13.455563              34.56%              8,654         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 1.95%) (Variable account charges of 1.95% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.998255           15.212974               8.68%                410         2004
Funds - AIM V.I. Basic            10.000000           13.998255              39.98%                348         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.298233           13.864661               4.26%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.298233              32.98%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.897124           15.706782              13.02%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.897124              38.97%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.620181           14.853284               9.05%              5,225         2004
Products Series Fund, Inc.        10.000000           13.620181              36.20%              5,034         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.720983           17.187195              16.75%              1,827         2004
Products Series Fund, Inc.        10.000000           14.720983              47.21%              1,894         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.400667           14.791613              10.38%                228         2004
Portfolios, Inc. -                10.000000           13.400667              34.01%                288         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.919416           14.539160              12.54%                  0         2004
Portfolios, Inc. -                10.000000           12.919416              29.19%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.213158               12.13%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.973288           14.067415               8.43%                  0         2004
Portfolios, Inc. -                10.000000           12.973288              29.73%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.524142           15.140056              11.95%                875         2004
Portfolios, Inc. -                10.000000           13.524142              35.24%                483         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.354917           10.742961               3.75%                  0         2004
Portfolios II, Inc. -             10.000000           10.354917               3.55%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.495863           17.323874              19.51%                  0         2004
Portfolios - Small Cap            10.000000           14.495863              44.96%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.241492           14.327417               8.20%              3,454         2004
Inc.: Service Shares - Q/NQ       10.000000           13.241492              32.41%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.614318           12.961593               2.75%                  0         2004
Investment Fund -                 10.000000           12.614318              26.14%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.721639           14.940160               8.88%                  0         2004
Investment Fund -                 10.000000           13.721639              37.22%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.254962           14.231345               7.37%                  0         2004
- Federated American              10.000000           13.254962              32.55%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.904162           13.552134               5.02%                  0         2004
- Federated Capital               10.000000           12.904162              29.04%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.204194           10.337354               1.30%                256         2004
- Federated Quality Bond          10.000000           10.204194               2.04%                294         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.652543           14.890118               9.06%                  0         2004
Insurance Products Fund -         10.000000           13.652543              36.53%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.794032           13.947355               1.11%                  0         2004
Insurance Products Fund -         10.000000           13.794032              37.94%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.734289           16.370488              11.10%                226         2004
Insurance Products Fund -         10.000000           14.734289              47.34%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.988531                9.89%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.312564           15.031767              12.91%              2,538         2004
Insurance Products Fund II        10.000000           13.312564              33.13%                364         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.262112           10.483602               2.16%                242         2004
Insurance Products Fund II        10.000000           10.262112               2.62%                242         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.279064           17.452852              22.23%              1.668         2004
Insurance Products Fund           10.000000           14.279064              42.79%              1,684         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.572366           18.498039              11.62%                  0         2004
Insurance Products Fund           10.000000           16.572366              65.72%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.124559           14.284062               8.83%                807         2004
Variable Insurance                10.000000           13.124559              31.25%                776         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.345083           17.405526              21.33%                308         2004
Variable Insurance                10.000000           14.345083              43.45%                283         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.708346           15.931585              16.22%              2,090         2004
Variable Insurance                10.000000           13.708346              37.08%              2,054         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.474649               14.75%                2,843       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.719727           16.142684              17.66%                  0         2004
International Value Fund:         10.000000           13.719727              37.20%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.437668              14.38%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.271063           16.194190              13.48%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.271063              42.71%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.883363           12.828129               7.95%                  0         2004
Income Bond Fund: Class I         10.000000           11.883363              18.83%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.629376           19.637463              18.09%                  0         2004
Emerging Markets Fund:            10.000000           16.629376              66.29%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.703984              17.04%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.192104           16.804750              18.41%                  0         2004
Financial Services Fund:          10.000000           14.192104              41.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.794368           14.548608               5.47%                  0         2004
Health Sciences Fund:             10.000000           13.794368              37.94%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.815556              -1.84%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.235433           15.540781               2.00%                  0         2004
Technology and                    10.000000           15.235433              52.35%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.821368               8.21%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.390753           15.740266              27.03%                  0         2004
Utilities Fund: Class II -        10.000000           12.390753              23.91%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.025426           10.150616               1.25%                  0         2004
Government Bond Fund:             10.000000           10.025426               0.25%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.704003           10.983569               2.61%              1,558         2004
Investor Destinations             10.000000           10.704003               7.04%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.417528           11.996352               5.07%                  0         2004
Investor Destinations             10.000000           11.417528              14.18%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.181349           13.082811               7.40%             20,982         2004
Investor Destinations             10.000000           12.181349              21.81%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.015066           14.304552               9.91%              1,247         2004
Investor Destinations             10.000000           13.015066              30.15%                733         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.683298           15.298388              11.80%                  0         2004
Investor Destinations             10.000000           13.683298              36.83%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.537202           14.162771              12.97%                  0         2004
Growth Fund: Class II -           10.000000           12.537202              25.37%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.875470            9.761463              -1.15%                  0         2004
Market Fund: Class I -            10.000000            9.875470              -1.25%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.087692           14.055950               7.40%                  0         2004
Nationwide(R) Fund: Class II        10.000000           13.087692              30.88%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.881339           16.356587               9.91%                  0         2004
Growth Leaders Fund: Class        10.000000           14.881339              48.81%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.703517           15.205697              10.96%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.703517              37.04%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.666453           19.119017              14.72%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.666453              66.66%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.608788           17.014645              16.47%                450         2004
Fund: Class II - Q/NQ             10.000000           14.608788              46.09%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.577106           15.586906              14.80%              2,046         2004
Comstock Value Fund: Class        10.000000           13.577106              35.77%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.879096           11.363940               4.46%                  0         2004
Sector Bond Fund: Class I         10.000000           10.879096               8.79%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.484704           12.194655               6.18%                  0         2004
Balanced Portfolio:               10.000000           11.484704              14.85%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.415484           14.360798              15.67%                  0         2004
Portfolio: Service Shares         10.000000           12.415484              24.15%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.342071           16.690295              16.37%                  0         2004
International Growth              10.000000           14.342071              43.42%                359         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.347757              13.48%                 85         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.141666           13.984139              15.17%                  0         2004
Risk-Managed Core                 10.000000           12.141666              21.42%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.572420           13.434891               6.86%              2,272         2004
Trust - MFS Investors             10.000000           12.572420              25.72%              2,432         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.060441           14.704343              12.59%              1,060         2004
Trust - MFS Value Series:         10.000000           13.060441              30.60%                962         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.504135           14.813472               9.70%                  0         2004
Management Trust - AMT            10.000000           13.504135              35.04%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.022565            9.903697              -1.19%                  0         2004
Management Trust - AMT            10.000000           10.022565               0.23%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.516675           14.240445              13.77%                578         2004
Management Trust - AMT            10.000000           12.516675              25.17%                549         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.213171           13.565311              11.07%                  0         2004
Management Trust - AMT            10.000000           12.213171              22.13%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.598930           14.215918               4.54%              2,171         2004
Account Funds -                   10.000000           13.598930              35.99%              2,126         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.491649              14.92%                 55         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.077980           17.575066              16.56%                329         2004
Account Funds -                   10.000000           15.077980              50.78%                231         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.054908           12.851964               6.61%                727         2004
Account Funds -                   10.000000           12.054908              20.55%                676         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.060920           13.977468               7.02%              4,184         2004
Account Funds -                   10.000000           13.060920              30.61%              1,903         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.052827           17.590220              16.86%                524         2004
Account Funds -                   10.000000           15.052827              50.53%                272         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.262996           13.359972               8.95%                  0         2004
Putnam VT Growth & Income         10.000000           12.262996              22.63%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.631654           14.391285              13.93%                  0         2004
Putnam VT International           10.000000           12.631654              26.32%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.699112           12.048297               2.98%                504         2004
Putnam VT Voyager Fund:           10.000000           11.699112              16.99%                504         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.082409           10.288472               2.04%                  0         2004
Institutional Funds, Inc.         10.000000           10.082409               0.82%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.527281           13.521031               7.93%                  0         2004
Institutional Funds, Inc.         10.000000           12.527281              25.27%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.448721           17.943250              33.42%                  0         2004
Institutional Funds, Inc.         10.000000           13.448721              34.49%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.00%) (Variable account charges of 2.00% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.992000           15.198423               8.62%              3,968         2004
Funds - AIM V.I. Basic            10.000000           13.992000              39.92%                808         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.292300           13.851398               4.21%              2,113         2004
Funds - AIM V.I. Capital          10.000000           13.292300              32.92%              2,371         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.890922           15.691767              12.96%              8,549         2004
Funds - AIM V.I. Capital          10.000000           13.890922              38.91%              4,844         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.614096           14.839080               9.00%              1,518         2004
Products Series Fund, Inc.        10.000000           13.614096              36.14%                475         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.714406           17.170760              16.69%                  0         2004
Products Series Fund, Inc.        10.000000           14.714406              47.14%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.394694           14.777488              10.32%                785         2004
Portfolios, Inc. -                10.000000           13.394694              33.95%                 89         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.913650           14.525256              12.48%                  0         2004
Portfolios, Inc. -                10.000000           12.913650              29.14%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.209371               12.09%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.967491           14.053952               8.38%              8,803         2004
Portfolios, Inc. -                10.000000           12.967491              29.67%              1,188         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.518096           15.125572              11.89%              3,216         2004
Portfolios, Inc. -                10.000000           13.518096              35.18%                900         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.349636           10.732007               3.69%              3,113         2004
Portfolios II, Inc. -             10.000000           10.349636               3.50%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.489397           17.307319              19.45%                  0         2004
Portfolios - Small Cap            10.000000           14.489397              44.89%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.235593           14.313731               8.15%              8,087         2004
Inc.: Service Shares - Q/NQ       10.000000           13.235593              32.36%                869         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.608682           12.949201               2.70%              2,349         2004
Investment Fund -                 10.000000           12.608682              26.09%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.715524           14.925899               8.82%                  0         2004
Investment Fund -                 10.000000           13.715524              37.16%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.249039           14.217726               7.31%                  0         2004
- Federated American              10.000000           13.249039              32.49%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.898411           13.539186               4.97%                175         2004
- Federated Capital               10.000000           12.898411              28.98%                139         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.199626           10.327466               1.25%                373         2004
- Federated Quality Bond          10.000000           10.199626               2.00%                200         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.646439           14.875872               9.01%             20,317         2004
Insurance Products Fund -         10.000000           13.646439              36.46%              1,075         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.787874           13.934014               1.06%              6,365         2004
Insurance Products Fund -         10.000000           13.787874              37.88%              2,437         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.727704           16.354848              11.05%                  0         2004
Insurance Products Fund -         10.000000           14.727704              47.28%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.984823                9.85%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.306622           15.017388              12.86%             26,116         2004
Insurance Products Fund II        10.000000           13.306622              33.07%              1,403         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.257524           10.473565               2.11%              4,161         2004
Insurance Products Fund II        10.000000           10.257524               2.58%              1,486         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.272687           17.436169              22.16%             13,442         2004
Insurance Products Fund           10.000000           14.272687              42.73%              2,721         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.564974           18.480368              11.56%              4,742         2004
Insurance Products Fund           10.000000           16.564974              65.65%                807         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.118697           14.270396               8.78%             20,168         2004
Variable Insurance                10.000000           13.118697              31.19%              3,637         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.338680           17.388881              21.27%                  0         2004
Variable Insurance                10.000000           14.338680              43.39%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.702237           15.916376              16.16%                  0         2004
Variable Insurance                10.000000           13.702237              37.02%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.470781               14.71%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.715059           16.128964              17.60%                  0         2004
International Value Fund:         10.000000           13.715059              37.15%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.433814              14.34%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.264686           16.178697              13.42%              4,771         2004
Index Fund: Class I - Q/NQ        10.000000           14.264686              42.65%              1,117         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.878062           12.815853               7.90%                  0         2004
Income Bond Fund: Class I         10.000000           11.878062              18.78%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.621951           19.618701              18.03%                  0         2004
Emerging Markets Fund:            10.000000           16.621951              66.22%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.700031              17.00%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.185775           16.788685              18.35%                  0         2004
Financial Services Fund:          10.000000           14.185775              41.86%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.788206           14.534694               5.41%                  0         2004
Health Sciences Fund:             10.000000           13.788206              37.88%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.812247              -1.88%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.228629           15.525923               1.95%                  0         2004
Technology and                    10.000000           15.228629              52.29%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.817727               8.18%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.385201           15.725198              26.97%                  0         2004
Utilities Fund: Class II -        10.000000           12.385201              23.85%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.020956           10.140898               1.20%              1,072         2004
Government Bond Fund:             10.000000           10.020956               0.21%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.699211           10.973047               2.56%             21,587         2004
Investor Destinations             10.000000           10.699211               6.99%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.412415           11.984874               5.02%             61,488         2004
Investor Destinations             10.000000           11.412415              14.12%             23,066         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.175914           13.070314               7.35%            270,285         2004
Investor Destinations             10.000000           12.175914              21.76%             82,015         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.009258           14.290884               9.85%            507,865         2004
Investor Destinations             10.000000           13.009258              30.09%             69,015         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.677198           15.283768              11.75%            723,933         2004
Investor Destinations             10.000000           13.677198              36.77%             55,480         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.532938           14.150723              12.91%              2,011         2004
Growth Fund: Class II -           10.000000           12.532938              25.33%                761         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.870861            9.751932              -1.20%             15,125         2004
Market Fund: Class I -            10.000000            9.870861              -1.29%              9,102         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.081852           14.042516               7.34%              1,251         2004
Nationwide(R) Fund: Class II        10.000000           13.081852              30.82%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.874700           16.340956               9.86%                529         2004
Growth Leaders Fund: Class        10.000000           14.874700              48.75%                529         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.697399           15.191147              10.91%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.697399              36.97%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.659014           19.100756              14.66%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.659014              66.59%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.602274           16.998385              16.41%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.602274              46.02%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.571043           15.572011              14.74%             10,897         2004
Comstock Value Fund: Class        10.000000           13.571043              35.71%                233         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.874234           11.353070               4.40%                  0         2004
Sector Bond Fund: Class I         10.000000           10.874234               8.74%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.479571           12.182985               6.13%                  0         2004
Balanced Portfolio:               10.000000           11.479571              14.80%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.409946           14.374068              15.61%              3,077         2004
Portfolio: Service Shares         10.000000           12.409946              24.10%              1,791         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.335673           16.674337              16.31%                  0         2004
International Growth              10.000000           14.335673              43.36%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.343922              13.44%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.137534           13.972243              15.12%                124         2004
Risk-Managed Core                 10.000000           12.137534              21.38%                 98         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.566816           13.422048               6.81%             18,819         2004
Trust - MFS Investors             10.000000           12.566816              25.67%              5,928         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.054616           14.690284              12.53%              8,922         2004
Trust - MFS Value Series:         10.000000           13.054616              30.55%              2,592         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.498105           14.799321               9.64%                  0         2004
Management Trust - AMT            10.000000           13.498105              34.98%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.018073            9.894218              -1.24%                340         2004
Management Trust - AMT            10.000000           10.018073               0.18%                150         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.510308           14.225949              13.71%                119         2004
Management Trust - AMT            10.000000           12.510308              25.10%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.209006           13.553780              11.01%              2,749         2004
Management Trust - AMT            10.000000           12.209006              22.09%              2,035         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.592855           14.202325               4.48%              9,603         2004
Account Funds -                   10.000000           13.592855              35.93%                355         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.487770              14.88%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.071262           17.558275              16.50%                  0         2004
Account Funds -                   10.000000           15.071262              50.71%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.049521           12.839669               6.56%                  0         2004
Account Funds -                   10.000000           12.049521              20.50%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.055094           13.964102               6.96%              6,892         2004
Account Funds -                   10.000000           13.055094              30.55%              4,888         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.046104           17.573405              16.80%                  0         2004
Account Funds -                   10.000000           15.046104              50.46%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.258826           13.348624               8.89%                  0         2004
Putnam VT Growth & Income         10.000000           12.258826              22.59%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.627350           14.379043              13.87%                  0         2004
Putnam VT International           10.000000           12.627350              26.27%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.695132           12.038057               2.93%              3,896         2004
Putnam VT Voyager Fund:           10.000000           11.695132              16.95%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.078970           10.279707               1.99%              1,993         2004
Institutional Funds, Inc.         10.000000           10.078970               0.79%                406         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.520883           13.507234               7.88%                  0         2004
Institutional Funds, Inc.         10.000000           12.520883              25.21%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.441870           17.924956              33.35%                  0         2004
Institutional Funds, Inc.         10.000000           13.441870              34.42%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.05%) (Variable account charges of 2.05% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.985760           15.183899               8.57%              5,327         2004
Funds - AIM V.I. Basic            10.000000           13.985760              39.86%              1,912         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.286364           13.838157               4.15%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.286364              32.86%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.884724           15.676768              12.91%              4,435         2004
Funds - AIM V.I. Capital          10.000000           13.884724              38.85%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.608022           14.824901               8.94%             11,954         2004
Products Series Fund, Inc.        10.000000           13.608022              36.08%              6,115         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.707841           17.154343              16.63%              4,484         2004
Products Series Fund, Inc.        10.000000           14.707841              47.08%              1,646         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.388693           14.763325              10.27%                  0         2004
Portfolios, Inc. -                10.000000           13.388693              33.89%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.907885           14.511378              12.42%                647         2004
Portfolios, Inc. -                10.000000           12.907885              29.08%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.205590               12.06%                  866       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.961691           14.040497               8.32%             12,333         2004
Portfolios, Inc. -                10.000000           12.961691              29.62%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.512065           15.111116              11.83%              4,887         2004
Portfolios, Inc. -                10.000000           13.512065              32.15%              2,641         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.344356           10.721060               3.64%             31,799         2004
Portfolios II, Inc. -             10.000000           10.344356               3.44%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.482926           17.290778              19.39%              2,927         2004
Portfolios - Small Cap            10.000000           14.482926              44.83%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.229679           14.300041               8.09%              6,305         2004
Inc.: Service Shares - Q/NQ       10.000000           13.229679              32.30%              3,380         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.603055           12.936823               2.65%              8,034         2004
Investment Fund -                 10.000000           12.603055              26.03%              1,231         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.709405           14.911623               8.77%                  0         2004
Investment Fund -                 10.000000           13.709405              37.09%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.243124           14.204124               7.26%                  0         2004
- Federated American              10.000000           13.243124              32.43%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.892635           13.526220               4.91%              1,591         2004
- Federated Capital               10.000000           12.892635              28.93%              1,591         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.195062           10.317582               1.20%              3,906         2004
- Federated Quality Bond          10.000000           10.195062               1.95%              2,949         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.640353           14.861653               8.95%             29,990         2004
Insurance Products Fund -         10.000000           13.640353              36.40%                318         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.781718           13.920691               1.01%             12,915         2004
Insurance Products Fund -         10.000000           13.781718              37.82%              4,258         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.721125           16.339193              10.99%                  0         2004
Insurance Products Fund -         10.000000           14.721125              47.21%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.981123                9.81%                7,203       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.300678           15.003027              12.80%             20,113         2004
Insurance Products Fund II        10.000000           13.300678              33.01%                887         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.252933           10.463537               2.05%              3,178         2004
Insurance Products Fund II        10.000000           10.252933               2.53%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.266319           17.419498              22.10%             16,835         2004
Insurance Products Fund           10.000000           14.266319              42.66%              1,708         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.557596           18.462717              11.51%              1,162         2004
Insurance Products Fund           10.000000           16.557596              65.58%                590         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.112843           14.256750               8.72%             46,224         2004
Variable Insurance                10.000000           13.112843              31.13%                981         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.332287           17.372271              21.21%              5,720         2004
Variable Insurance                10.000000           14.332287              43.32%              1,487         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.696109           15.901138              16.10%              2,008         2004
Variable Insurance                10.000000           13.696109              36.96%              1,372         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.466910               14.67%               16,491       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.710396           16.115262              17.45%              4,771         2004
International Value Fund:         10.000000           13.710396              37.10%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.429957              14.30%              8,177         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.258318           16.163229              13.36%              3,361         2004
Index Fund: Class I - Q/NQ        10.000000           14.258318              42.58%                816         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.872754           12.803603               7.84%              5,477         2004
Income Bond Fund: Class I         10.000000           11.872754              18.73%              1,962         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.614545           19.599967              17.97%                  0         2004
Emerging Markets Fund:            10.000000           16.614545              66.15%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.696090              16.96%                207         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.179440           16.772628              18.29%                  0         2004
Financial Services Fund:          10.000000           14.179440              41.79%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.782051           14.520792               5.36%                381         2004
Health Sciences Fund:             10.000000           13.782051              37.82%                307         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.808944              -1.91%              1,650         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.221842           15.511083               1.90%                  0         2004
Technology and                    10.000000           15.221842              52.22%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.814081               8.14%              1,700         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.379670           15.710171              26.90%                  0         2004
Utilities Fund: Class II -        10.000000           12.379670              23.80%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.016466           10.131190               1.15%             11,883         2004
Government Bond Fund:             10.000000           10.016466               0.16%              3,009         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.694430           10.962542               2.51%                  0         2004
Investor Destinations             10.000000           10.694430               6.94%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.407324           11.973403               4.96%              8,668         2004
Investor Destinations             10.000000           11.407324              14.07%              8,668         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.170466           13.057801               7.29%              3,377         2004
Investor Destinations             10.000000           12.170466              21.70%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.003440           14.277204               9.80%             10,580         2004
Investor Destinations             10.000000           13.003440              30.03%              7,011         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.671080           15.269138              11.69%                376         2004
Investor Destinations             10.000000           13.671080              36.71%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.528665           14.138683              12.85%                641         2004
Growth Fund: Class II -           10.000000           12.528665              25.29%                125         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.866252            9.742408              -1.26%              3,084         2004
Market Fund: Class I -            10.000000            9.866252              -1.34%              2,806         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.076000           14.029076               7.29%                171         2004
Nationwide(R) Fund: Class II      10.000000           13.076000              30.76%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.868058           16.325331               9.80%              2,377         2004
Growth Leaders Fund: Class        10.000000           14.868058              48.68%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.691297           15.176647              10.85%                753         2004
Fund: Class II - Q/NQ             10.000000           13.691297              36.91%                239         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.651575           19.082471              14.60%              1,095         2004
Fund: Class II - Q/NQ             10.000000           16.651575              66.52%                275         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.595763           16.982135              16.35%              4,423         2004
Fund: Class II - Q/NQ             10.000000           14.595763              45.96%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.564975           15.557110              14.69%              6,539         2004
Comstock Value Fund: Class        10.000000           13.564975              35.65%              2,154         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.869371           11.342216               4.35%              2,719         2004
Sector Bond Fund: Class I         10.000000           10.869371               8.69%                917         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.474432           12.171323               6.07%                  0         2004
Balanced Portfolio:               10.000000           11.474432              14.74%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.404395           14.333356              15.55%              2,394         2004
Portfolio: Service Shares         10.000000           12.404395              24.04%              2,307         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.329271           16.658394              16.25%              3,440         2004
International Growth              10.000000           14.329271              43.29%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.340105              13.40%              1,637         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.133402           13.960361              15.06%                  0         2004
Risk-Managed Core                 10.000000           12.133402              21.33%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.561188           13.409185               6.75%              3,791         2004
Trust - MFS Investors             10.000000           12.561188              25.61%              1,910         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.048782           14.676237              12.47%              3,507         2004
Trust - MFS Value Series:         10.000000           13.048782              30.49%              1,520         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.492076           14.785157               9.58%                103         2004
Management Trust - AMT            10.000000           13.492076              34.92%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.013601            9.884739              -1.29%              1,543         2004
Management Trust - AMT            10.000000           10.013601               0.14%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.503945           14.211453              13.66%                788         2004
Management Trust - AMT            10.000000           12.503945              25.04%                399         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.204855           13.542257              10.96%              6,408         2004
Management Trust - AMT            10.000000           12.204855              22.05%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.586785           14.188733               4.43%              6,210         2004
Account Funds -                   10.000000           13.586785              35.87%                234         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.483888              14.84%              7,084         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.064518           17.541465              16.44%              4,108         2004
Account Funds -                   10.000000           15.064518              50.65%              1,465         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.044132           12.827384               6.50%              1,477         2004
Account Funds -                   10.000000           12.044132              20.44%                375         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.049268           13.950757               6.91%             13,356         2004
Account Funds -                   10.000000           13.049268              30.49%              4,146         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.039396           17.556599              16.74%              1,067         2004
Account Funds -                   10.000000           15.039396              50.39%                759         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.254650           13.337274               8.83%                134         2004
Putnam VT Growth & Income         10.000000           12.254650              22.55%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.623059           14.366828              13.81%                  0         2004
Putnam VT International           10.000000           12.623059              26.23%                542         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.691158           12.027836               2.88%                363         2004
Putnam VT Voyager Fund:           10.000000           11.691158              16.91%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.075530           10.270946               1.94%              9,231         2004
Institutional Funds, Inc.         10.000000           10.075530               0.76%                918         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.514501           13.493469               7.82%                  0         2004
Institutional Funds, Inc.         10.000000           12.514501              25.15%                259         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.435027           17.906714              33.28%              2,288         2004
Institutional Funds, Inc.         10.000000           13.435027              34.35%                488         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.10%) (Variable account charges of 2.10% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.979518           15.169376               8.51%              1,484         2004
Funds - AIM V.I. Basic            10.000000           13.979518              39.80%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.280420           13.824911               4.10%                 28         2004
Funds - AIM V.I. Capital          10.000000           13.280420              32.80%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.878517           15.661763              12.85%              1,731         2004
Funds - AIM V.I. Capital          10.000000           13.878517              38.79%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.601946           14.810710               8.89%              6,481         2004
Products Series Fund, Inc.        10.000000           13.601946              36.02%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.701271           17.137935              16.57%                  0         2004
Products Series Fund, Inc.        10.000000           14.701271              47.01%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.382710           14.749211              10.21%              1,219         2004
Portfolios, Inc. -                10.000000           13.382710              33.83%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.902120           14.497488              12.37%                  0         2004
Portfolios, Inc. -                10.000000           12.902120              29.02%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.201820               12.02%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.955910           14.027081               8.27%              5,634         2004
Portfolios, Inc. -                10.000000           12.955910              29.56%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.506024           15.096644              11.78%              1,442         2004
Portfolios, Inc. -                10.000000           13.506024              35.06%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.339077           10.710117               3.59%                 29         2004
Portfolios II, Inc. -             10.000000           10.339077               3.39%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.476466           17.274245              19.33%                  0         2004
Portfolios - Small Cap            10.000000           14.476466              44.76%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.223766           14.286350               8.04%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.223766              32.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.597418           12.924440               2.60%                 53         2004
Investment Fund -                 10.000000           12.597418              25.97%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.703275           14.897335               8.71%                  0         2004
Investment Fund -                 10.000000           13.703275              37.03%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.237204           14.190535               7.20%                  0         2004
- Federated American              10.000000           13.237204              32.37%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.886877           13.513275               4.86%                  0         2004
- Federated Capital               10.000000           12.886877              28.87%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.190502           10.307707               1.15%                125         2004
- Federated Quality Bond          10.000000           10.190502               1.91%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.634249           14.847432               8.90%              1,198         2004
Insurance Products Fund -         10.000000           13.634249              36.34%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.775565           13.907364               0.96%              1,198         2004
Insurance Products Fund -         10.000000           13.775565              37.76%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.714552           16.323571              10.93%                  0         2004
Insurance Products Fund -         10.000000           14.714552              47.15%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.977423                9.77%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.294731           14.988674              12.74%              8,084         2004
Insurance Products Fund II        10.000000           13.294731              32.95%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.248354           10.453517               2.00%                  0         2004
Insurance Products Fund II        10.000000           10.248354               2.48%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.259951           17.402840              22.04%              3,921         2004
Insurance Products Fund           10.000000           14.259951              42.60%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.550196           18.445047              11.45%                627         2004
Insurance Products Fund           10.000000           16.550196              65.50%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.106978           14.243111               8.67%              4,545         2004
Variable Insurance                10.000000           13.106978              31.07%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.325876           17.355641              21.15%                  0         2004
Variable Insurance                10.000000           14.325876              43.26%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.689987           15.885923              16.04%                  0         2004
Variable Insurance                10.000000           13.689987              36.90%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.463043               14.63%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.705719           16.101549              17.48%                  0         2004
International Value Fund:         10.000000           13.705719              37.06%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.426098              14.26%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.251954           16.147774              13.30%                 62         2004
Index Fund: Class I - Q/NQ        10.000000           14.251954              42.52%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.867438           12.791328               7.79%                  0         2004
Income Bond Fund: Class I         10.000000           11.867438              18.67%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.607127           19.581218              17.91%                  0         2004
Emerging Markets Fund:            10.000000           16.607127              66.07%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.692144              16.92%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.173106           16.756592              18.23%                  0         2004
Financial Services Fund:          10.000000           14.173106              41.73%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.775899           14.506896               5.31%                  0         2004
Health Sciences Fund:             10.000000           13.775899              37.76%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.805625              -1.94%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.215054           15.496259               1.85%                  0         2004
Technology and                    10.000000           15.215054              52.15%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.810426               8.10%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.374127           15.695131              26.84%                  0         2004
Utilities Fund: Class II -        10.000000           12.374127              23.74%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.011977           10.121481               1.09%                  0         2004
Government Bond Fund:             10.000000           10.011977               0.12%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.689651           10.952061               2.45%                  0         2004
Investor Destinations             10.000000           10.689651               6.90%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.402220           10.961955               4.91%              3,626         2004
Investor Destinations             10.000000           11.402220              14.02%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.165025           13.045291               7.24%              9,947         2004
Investor Destinations             10.000000           12.165025              21.65%              6,550         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.997638           14.263556               9.74%             74,957         2004
Investor Destinations             10.000000           12.997638              29.98%             45,538         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.664970           15.254530              11.63%             71,635         2004
Investor Destinations             10.000000           13.664970              36.65%             17,330         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.524401           14.126658              12.79%              1,529         2004
Growth Fund: Class II -           10.000000           12.524401              25.24%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.861643            9.732884              -1.31%                  0         2004
Market Fund: Class I -            10.000000            9.861643              -1.38%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.070163           14.015661               7.23%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.070163              30.70%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.861422           16.309718               9.75%                  0         2004
Growth Leaders Fund: Class        10.000000           14.861422              48.61%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.685172           15.162120              10.79%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.685172              36.85%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.644152           19.064233              14.54%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.644152              66.44%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.589240           16.965887              16.29%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.589240              45.89%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.558912           15.542219              14.63%              5,023         2004
Comstock Value Fund: Class        10.000000           13.558912              35.59%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.864513           11.331349               4.30%                  0         2004
Sector Bond Fund: Class I         10.000000           10.864513               8.65%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.469301           12.159675               6.02%                  0         2004
Balanced Portfolio:               10.000000           11.469301              14.69%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.398860           14.319641              15.49%                762         2004
Portfolio: Service Shares         10.000000           12.398860              23.99%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.322870           16.642455              16.19%                  0         2004
International Growth              10.000000           14.322870              43.23%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.336265              13.36%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.129267           13.948481              15.00%                994         2004
Risk-Managed Core                 10.000000           12.129267              21.29%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.555586           13.396381               6.70%              2,941         2004
Trust - MFS Investors             10.000000           12.555586              25.56%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.042944           14.662186              12.41%                  0         2004
Trust - MFS Value Series:         10.000000           13.042944              30.43%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.486046           14.771022               9.53%                  0         2004
Management Trust - AMT            10.000000           13.486046              34.86%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.009117            9.875283              -1.34%                  0         2004
Management Trust - AMT            10.000000           10.009117               0.09%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.497552           14.196939              13.60%                  0         2004
Management Trust - AMT            10.000000           12.497552              24.98%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.200696           13.530734              10.90%                353         2004
Management Trust - AMT            10.000000           12.200696              22.01%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.580709           14.175158               4.38%              1,266         2004
Account Funds -                   10.000000           13.580709              35.81%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.480022              14.80%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.057803           17.524692              16.38%                  0         2004
Account Funds -                   10.000000           15.057803              50.58%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.038753           12.815119               6.45%                  0         2004
Account Funds -                   10.000000           12.038753              20.39%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.043437           13.937408               6.85%              1,932         2004
Account Funds -                   10.000000           13.043437              30.43%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.032668           17.539795              16.68%                  0         2004
Account Funds -                   10.000000           15.032668              50.33%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.250469           13.325915               8.78%                 98         2004
Putnam VT Growth & Income         10.000000           12.250469              22.50%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.618741           14.354586              13.76%                  0         2004
Putnam VT International           10.000000           12.618741              26.19%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.687170           12.017602               2.83%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.687170              16.87%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.072087           10.262197               1.89%              1,237         2004
Institutional Funds, Inc.         10.000000           10.072087               0.72%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.508112           13.479698               7.77%                  0         2004
Institutional Funds, Inc.         10.000000           12.508112              25.08%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.428167           17.888439              33.22%                  0         2004
Institutional Funds, Inc.         10.000000           13.428167              34.28%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.15%) (Variable account charges of 2.15% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.973260           15.154843               8.46%             12,444         2004
Funds - AIM V.I. Basic            10.000000           13.973260              39.73%              9,796         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.274481           13.811672               4.05%                995         2004
Funds - AIM V.I. Capital          10.000000           13.274481              32.74%                567         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.872301           15.646757              12.79%              1,161         2004
Funds - AIM V.I. Capital          10.000000           13.872301              38.72%                751         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.595858           14.796522               8.83%              6,424         2004
Products Series Fund, Inc.        10.000000           13.595858              35.96%              4,430         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.694707           17.121537              16.51%              2,066         2004
Products Series Fund, Inc.        10.000000           14.694707              46.95%                932         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.376738           14.735099              10.15%                228         2004
Portfolios, Inc. -                10.000000           13.376738              33.77%                258         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.896357           14.483602              12.31%                957         2004
Portfolios, Inc. -                10.000000           12.896357              28.96%                557         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.198030               11.98%                  270       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.950120           14.013659               8.21%              6,336         2004
Portfolios, Inc. -                10.000000           12.950120              29.50%              3,699         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.499986           15.082206              11.72%              3,466         2004
Portfolios, Inc. -                10.000000           13.499986              35.00%              2,168         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.333794           10.699178               3.54%              1,106         2004
Portfolios II, Inc. -             10.000000           10.333794               3.34%                397         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.469996           17.257706              19.27%              1,931         2004
Portfolios - Small Cap            10.000000           14.469996              44.70%                739         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.217847           14.272677               7.98%              8,472         2004
Inc.: Service Shares - Q/NQ       10.000000           13.217847              32.18%              6,913         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.591796           12.912068               2.54%              1,893         2004
Investment Fund -                 10.000000           12.591796              25.92%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.697160           14.883101               8.66%                  0         2004
Investment Fund -                 10.000000           13.697160              36.97%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.231281           14.176948               7.15%              2,647         2004
- Federated American              10.000000           13.231281              32.31%              2,614         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.881115           13.500348               4.81%                  0         2004
- Federated Capital               10.000000           12.881115              28.81%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.185940           10.297824               1.10%             29,972         2004
- Federated Quality Bond          10.000000           10.185940               1.86%             28,747         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.628173           14.833235               8.84%              8,898         2004
Insurance Products Fund -         10.000000           13.628173              36.28%              8,379         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.769405           13.894056               0.91%              2,962         2004
Insurance Products Fund -         10.000000           13.769405              37.69%              2,936         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.707983           16.307938              10.88%              2,741         2004
Insurance Products Fund -         10.000000           14.707983              47.08%              2,225         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.973711                9.74%                1,398       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.288795           14.974331              12.68%             18,813         2004
Insurance Products Fund II        10.000000           13.288795              32.89%             15,870         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.243758           10.443492               1.95%              1,274         2004
Insurance Products Fund II        10.000000           10.243758               2.44%                621         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.253575           17.386188              21.98%              6,469         2004
Insurance Products Fund           10.000000           14.253575              42.54%              4,113         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.542802           18.427397              11.39%              3,633         2004
Insurance Products Fund           10.000000           16.542802              65.43%              2,223         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.101116           14.229461               8.61%              3,339         2004
Variable Insurance                10.000000           13.101116              31.01%              2,333         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.319472           17.339029              21.09%              2,461         2004
Variable Insurance                10.000000           14.319472              43.19%              2,461         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.683872           15.870724              15.98%              4,767         2004
Variable Insurance                10.000000           13.683872              36.84%              3,686         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.459180               14.59%                1,182       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.701048           16.087846              17.42%                750         2004
International Value Fund:         10.000000           13.701048              37.01%              1,035         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.422247              14.22%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.245585           16.132305              13.24%              1,846         2004
Index Fund: Class I - Q/NQ        10.000000           14.245585              42.46%                515         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.862127           12.779081               7.73%              7,771         2004
Income Bond Fund: Class I         10.000000           11.862127              18.62%              6,175         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.599720           19.562478              17.85%              1,390         2004
Emerging Markets Fund:            10.000000           16.599720              66.00%              1,526         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.688190              16.88%                366         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.166766           16.740547              18.17%                 30         2004
Financial Services Fund:          10.000000           14.166766              41.67%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.769745           14.493011               5.25%                 32         2004
Health Sciences Fund:             10.000000           13.769745              37.70%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.802313              -1.98%                678         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.208252           15.481415               1.80%              1,438         2004
Technology and                    10.000000           15.208252              52.08%              2,355         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.806780               8.07%              4,768         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.368587           15.680111              26.77%                  0         2004
Utilities Fund: Class II -        10.000000           12.368587              23.69%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.007485           10.111774               1.04%              4,853         2004
Government Bond Fund:             10.000000           10.007485               0.07%              5,310         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.684865           10.941575               2.40%             30,290         2004
Investor Destinations             10.000000           10.684865               6.85%             30,290         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.397119           11.950488               4.86%             18,673         2004
Investor Destinations             10.000000           11.397119              13.97%             13,781         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.159586           13.032810               7.18%             74,293         2004
Investor Destinations             10.000000           12.159586              21.60%             35,744         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.991820           14.249883               9.68%             65,680         2004
Investor Destinations             10.000000           12.991820              29.92%             12,431         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.658870           15.239947              11.58%              4,367         2004
Investor Destinations             10.000000           13.658870              36.59%              5,970         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.520133           14.114632              12.74%              3,413         2004
Growth Fund: Class II -           10.000000           12.520133              25.20%              3,062         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.857035            9.723367              -1.36%              4,774         2004
Market Fund: Class I -            10.000000            9.857035              -1.43%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.064320           14.002235               7.18%                193         2004
Nationwide(R) Fund: Class II        10.000000         13.064320              30.64%                165         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.854786           16.294110               9.69%                885         2004
Growth Leaders Fund: Class        10.000000           14.854786              48.55%                904         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.679047           15.147588              10.74%                384         2004
Fund: Class II - Q/NQ             10.000000           13.679047              36.79%                150         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.636732           19.046007              14.48%              3,569         2004
Fund: Class II - Q/NQ             10.000000           16.636732              66.37%              2,519         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.582719           16.949645              16.23%              2,784         2004
Fund: Class II - Q/NQ             10.000000           14.582719              45.83%              1,651         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.552853           15.527344              14.57%             14,996         2004
Comstock Value Fund: Class        10.000000           13.552853              35.53%             13,733         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.859641           11.320492               4.24%              4,836         2004
Sector Bond Fund: Class I         10.000000           10.859641               8.60%              4,494         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.464168           12.148022               5.97%                207         2004
Balanced Portfolio:               10.000000           11.464168              14.64%                207         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.393318           14.305940              15.43%                330         2004
Portfolio: Service Shares         10.000000           12.393318              23.93%                510         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.316465           16.626520              16.14%                155         2004
International Growth              10.000000           14.316465              43.16%                153         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.332440              13.32%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.125134           13.936622              14.94%              1,248         2004
Risk-Managed Core                 10.000000           12.125134              21.25%              1,142         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.549972           13.383547               6.64%                822         2004
Trust - MFS Investors             10.000000           12.549972              25.50%                802         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           13.037116           14.648152              12.36%                426         2004
Trust - MFS Value Series:         10.000000           13.037116              30.37%                426         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.480020           14.756874               9.47%                  0         2004
Management Trust - AMT            10.000000           13.480020              34.80%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.004642            9.865822              -1.39%              5,592         2004
Management Trust - AMT            10.000000           10.004642               0.05%              3,924         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.491184           14.182461              13.54%                971         2004
Management Trust - AMT            10.000000           12.491184              24.91%                971         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.196540           13.519222              10.84%                  0         2004
Management Trust - AMT            10.000000           12.196540              21.97%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574651           14.161597               4.32%              4,036         2004
Account Funds -                   10.000000           13.574651              35.75%              1,203         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.476139              14.76%              4,894         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.051058           17.507912              16.32%              4,498         2004
Account Funds -                   10.000000           15.051058              50.51%              5,182         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.033375           12.802848               6.39%              1,825         2004
Account Funds -                   10.000000           12.033375              20.33%                602         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.037602           13.924063               6.80%              2,271         2004
Account Funds -                   10.000000           13.037602              30.38%              2,349         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.025969           17.523041              16.62%              2,185         2004
Account Funds -                   10.000000           15.025969              50.26%              1,814         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.246297           13.314578               8.72%              5,383         2004
Putnam VT Growth & Income         10.000000           12.246297              22.46%              3,688         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.614446           14.342384              13.70%                  0         2004
Putnam VT International           10.000000           12.614446              26.14%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.683193           12.007364               2.77%              1,430         2004
Putnam VT Voyager Fund:           10.000000           11.683193              16.83%              1,273         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.068654           10.253466               1.84%              4,723         2004
Institutional Funds, Inc.         10.000000           10.068654               0.69%              2,081         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.501729           13.465936               7.71%              2,176         2004
Institutional Funds, Inc.         10.000000           12.501729              25.02%              1,553         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.421322           17.870195              33.15%              1,434         2004
Institutional Funds, Inc.         10.000000           13.421322              34.21%                193         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.20%) (Variable account charges of 2.20% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.967012           15.140320               8.40%              2,986         2004
Funds - AIM V.I. Basic            10.000000           13.967012              39.67%              1,412         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.268546           13.798435               3.99%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.268546              32.69%                925         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.866108           15.631772              12.73%                419         2004
Funds - AIM V.I. Capital          10.000000           13.866108              38.66%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.589780           14.782348               8.78%              2,492         2004
Products Series Fund, Inc.        10.000000           13.589780              35.90%              4,838         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.688140           17.105145              16.46%                  0         2004
Products Series Fund, Inc.        10.000000           14.688140              46.88%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.370750           14.720985              10.10%                  0         2004
Portfolios, Inc. -                10.000000           13.370750              33.71%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.890586           14.469742              12.25%                  0         2004
Portfolios, Inc. -                10.000000           12.890586              28.91%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.194239               11.94%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.944322           14.000226               8.16%              4,963         2004
Portfolios, Inc. -                10.000000           12.944322              29.44%              1,009         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.493949           15.067753              11.66%              2,227         2004
Portfolios, Inc. -                10.000000           13.493949              34.94%              1,024         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.328516           10.688249               3.48%              1,357         2004
Portfolios II, Inc. -             10.000000           10.328516               3.29%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.463524           17.241182              19.20%                  0         2004
Portfolios - Small Cap            10.000000           14.463524              44.64%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.211949           14.259003               7.93%              3,508         2004
Inc.: Service Shares - Q/NQ       10.000000           13.211949              32.12%                190         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.586152           12.899690               2.49%                859         2004
Investment Fund -                 10.000000           12.586152              25.86%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.691033           14.868836               8.60%                  0         2004
Investment Fund -                 10.000000           13.691033              36.91%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.225371           14.163375               7.09%                  0         2004
- Federated American              10.000000           13.225371              32.25%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.875363           13.487425               4.75%                  0         2004
- Federated Capital               10.000000           12.875363              28.75%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.181373           10.287941               1.05%             13,961         2004
- Federated Quality Bond          10.000000           10.181373               1.81%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.622069           14.819023               8.79%             11,645         2004
Insurance Products Fund -         10.000000           13.622069              36.22%              2,423         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.763249           13.880736               0.85%              2,891         2004
Insurance Products Fund -         10.000000           13.763249              37.63%                739         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.701409           16.292325              10.82%                  0         2004
Insurance Products Fund -         10.000000           14.701409              47.01%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.970005                9.70%                2,050       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.282857           14.959993              12.63%             23,819         2004
Insurance Products Fund II        10.000000           13.282857              32.83%              3,580         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.239169           10.433491               1.90%              8,087         2004
Insurance Products Fund II        10.000000           10.239169               2.39%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.247191           17.369523              21.92%              6,099         2004
Insurance Products Fund           10.000000           14.247191              42.47%              1,200         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.535416           18.409756              11.34%                  0         2004
Insurance Products Fund           10.000000           16.535416              65.35%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.095257           14.215839               8.56%             26,564         2004
Variable Insurance                10.000000           13.095257              30.95%              2,200         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.313081           17.322439              21.03%              8,643         2004
Variable Insurance                10.000000           14.313081              43.13%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.677756           15.855521              15.92%                  0         2004
Variable Insurance                10.000000           13.677756              36.78%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.455300               14.55%                2,489       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.696378           16.074152              17.36%                  0         2004
International Value Fund:         10.000000           13.696378              36.96%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.418380              14.18%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.239224           16.116870              13.19%              5,170         2004
Index Fund: Class I - Q/NQ        10.000000           14.239224              42.39%                175         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.856822           12.766844               7.68%                  0         2004
Income Bond Fund: Class I         10.000000           11.856822              18.57%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.592292           19.543748              17.79%                  0         2004
Emerging Markets Fund:            10.000000           16.592292              65.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.684242              16.84%              2,656         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.160433           16.724509              18.11%                  0         2004
Financial Services Fund:          10.000000           14.160433              41.60%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.763583           14.479133               5.20%                  0         2004
Health Sciences Fund:             10.000000           13.763583              37.64%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.798994              -2.01%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.201470           15.466606               1.74%                  0         2004
Technology and                    10.000000           15.201470              52.01%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.803128               8.03%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.363062           15.665101              26.71%                  0         2004
Utilities Fund: Class II -        10.000000           12.363062              23.63%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.003007           10.102083               0.99%              7,002         2004
Government Bond Fund:             10.000000           10.003007               0.03%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.680075           10.931075               2.35%                  0         2004
Investor Destinations             10.000000           10.680075               6.80%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.392020           11.939034               4.80%             19,080         2004
Investor Destinations             10.000000           11.392020              13.92%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.154146           13.020330               7.13%             61,848         2004
Investor Destinations             10.000000           12.154146              21.54%             10,251         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.986017           14.236242               9.63%            205,341         2004
Investor Destinations             10.000000           12.986017              29.86%             14,348         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.652762           15.255350              11.52%             90,679         2004
Investor Destinations             10.000000           13.652762              36.53%             17,489         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.515857           14.102601              12.68%              3,109         2004
Growth Fund: Class II -           10.000000           12.515857              25.16%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.852427            9.713854              -1.41%                810         2004
Market Fund: Class I -            10.000000            9.852427              -1.48%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.058479           13.988830               7.12%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.058479              30.58%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.848149           16.278496               9.63%              9,967         2004
Growth Leaders Fund: Class        10.000000           14.848149              48.48%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.672946           15.133108              10.68%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.672946              36.73%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.629294           19.027779              14.42%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.629294              66.29%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.576196           16.933419              16.17%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.576196              45.76%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.546787           15.512473              14.51%             19,573         2004
Comstock Value Fund: Class        10.000000           13.546787              35.47%                187         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.854785           11.309640               4.19%                  0         2004
Sector Bond Fund: Class I         10.000000           10.854785               8.55%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.459039           12.136389               5.91%                602         2004
Balanced Portfolio:               10.000000           11.459039              14.59%                423         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.387775           14.292242              15.37%              2,620         2004
Portfolio: Service Shares         10.000000           12.387775              23.88%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.310066           16.610606              16.08%                  0         2004
International Growth              10.000000           14.310066              43.10%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.328611              13.29%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.121002           13.924752              14.88%              2,238         2004
Risk-Managed Core                 10.000000           12.121002              21.21%              2,238         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.544352           13.370721               6.59%              6,587         2004
Trust - MFS Investors             10.000000           12.544352              25.44%              1,611         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.031295           14.634123              12.30%              9,507         2004
Trust - MFS Value Series:         10.000000           13.031295              30.31%              2,128         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.473997           14.742745               9.42%              4,061         2004
Management Trust - AMT            10.000000           13.473997              34.74%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         10.000161            9.856350              -1.44%                  0         2004
Management Trust - AMT            10.000000           10.000161               0.00%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.484801           14.167975              13.48%              1,257         2004
Management Trust - AMT            10.000000           12.484801              24.85%                804         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.192378           13.507699              10.79%             24,248         2004
Management Trust - AMT            10.000000           12.192378              21.92%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.568575           14.148029               4.27%             11,946         2004
Account Funds -                   10.000000           13.568575              35.69%                869         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.472268              14.72%             16,709         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.044342           17.491164              16.26%                  0         2004
Account Funds -                   10.000000           15.044342              50.44%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.027994           12.790585               6.34%                  0         2004
Account Funds -                   10.000000           12.027994              20.28%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.031782           13.910733               6.74%              3,454         2004
Account Funds -                   10.000000           13.031782              30.32%              1,094         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.019254           17.506257              16.56%                  0         2004
Account Funds -                   10.000000           15.019254              50.19%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.242120           13.303242               8.67%                616         2004
Putnam VT Growth & Income         10.000000           12.242120              22.42%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.610138           14.330153              13.64%                  0         2004
Putnam VT International           10.000000           12.610138              26.10%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.679205           11.997140               2.72%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.679205              16.79%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.065212           10.244725               1.78%                190         2004
Institutional Funds, Inc.         10.000000           10.065212               0.65%              2,396         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.495350           13.452188               7.66%                  0         2004
Institutional Funds, Inc.         10.000000           12.495350              24.95%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.414471           17.851966              33.08%              5,412         2004
Institutional Funds, Inc.         10.000000           13.414471              34.14%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.25%) (Variable account charges of 2.25% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.960755           15.125803               8.35%                347         2004
Funds - AIM V.I. Basic            10.000000           13.960755              39.61%                434         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.262608           13.785215               3.94%                340         2004
Funds - AIM V.I. Capital          10.000000           13.262608              32.63%                340         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.859914           15.616805              12.68%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.859914              38.60%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.583697           14.768184               8.72%              1,640         2004
Products Series Fund, Inc.        10.000000           13.583697              35.84%                331         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.681572           17.088763              16.40%              1,150         2004
Products Series Fund, Inc.        10.000000           14.681572              46.82%                360         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.364767           14.706867              10.04%                  0         2004
Portfolios, Inc. -                10.000000           13.364767              33.65%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.884802           14.455842              12.19%                  0         2004
Portfolios, Inc. -                10.000000           12.884802              28.85%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.190461               11.90%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.938529           13.986805               8.10%                638         2004
Portfolios, Inc. -                10.000000           12.938529              29.39%                638         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.487906           15.053310              11.61%              8,067         2004
Portfolios, Inc. -                10.000000           13.487906              34.88%                155         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.323232           10.677319               3.43%                495         2004
Portfolios II, Inc. -             10.000000           10.323232               3.23%                506         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.457054           17.224664              19.14%              1,216         2004
Portfolios - Small Cap            10.000000           14.457054              44.57%              1,199         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.206031           14.245346               7.87%             14,196         2004
Inc.: Service Shares - Q/NQ       10.000000           13.206031              32.06%             14,301         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.580524           12.887330               2.44%                  0         2004
Investment Fund -                 10.000000           12.580524              25.81%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.684904           14.854584               8.55%              8,676         2004
Investment Fund -                 10.000000           13.684904              36.85%                255         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.219446           14.149785               7.04%                773         2004
- Federated American              10.000000           13.219446              32.19%                620         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.869591           13.474483               4.70%                  0         2004
- Federated Capital               10.000000           12.869591              28.70%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.176817           10.278083               1.00%             11,359         2004
- Federated Quality Bond          10.000000           10.176817               1.77%                180         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.615971           14.804807               8.73%              9,015         2004
Insurance Products Fund -         10.000000           13.615971              36.16%                706         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.757097           13.867441               0.80%              1,294         2004
Insurance Products Fund -         10.000000           13.757097              37.57%              1,002         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.694842           16.276733              10.76%                  0         2004
Insurance Products Fund -         10.000000           14.694842              46.95%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.966288                9.66%                  130       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.276904           14.945652              12.57%              9,643         2004
Insurance Products Fund II        10.000000           13.276904              32.77%              2,027         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.234577           10.423463               1.85%                496         2004
Insurance Products Fund II        10.000000           10.234577               2.35%                374         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.240827           17.352899              21.85%              9,151         2004
Insurance Products Fund           10.000000           14.240827              42.41%              1,301         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.528025           18.392126              11.28%                  0         2004
Insurance Products Fund           10.000000           16.528025              65.28%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.089401           14.202226               8.50%                965         2004
Variable Insurance                10.000000           13.089401              30.89%              1,088         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.306677           17.305842              20.96%                165         2004
Variable Insurance                10.000000           14.306677              43.07%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.671628           15.840330              15.86%              1,511         2004
Variable Insurance                10.000000           13.671628              36.72%              1,181         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.451436               14.51%               11,489       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.691710           16.060464              17.30%                  0         2004
International Value Fund:         10.000000           13.691710              36.92%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.414522              14.15%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.232843           16.101426              13.13%              1,498         2004
Index Fund: Class I - Q/NQ        10.000000           14.232843              42.33%              1,649         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.851518           12.754602               7.62%              1,562         2004
Income Bond Fund: Class I         10.000000           11.851518              18.52%              1,003         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.584878           19.525024              17.73%              4,037         2004
Emerging Markets Fund:            10.000000           16.584878              65.85%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.680295              16.80%              4,792         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.154096           16.708483              18.05%                  0         2004
Financial Services Fund:          10.000000           14.154096              41.54%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.757420           14.465240               5.15%                  0         2004
Health Sciences Fund:             10.000000           13.757420              37.57%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.795682              -2.04%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.194664           15.451782               1.69%                  0         2004
Technology and                    10.000000           15.194664              51.95%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.799472               7.99%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.357521           15.650079              26.64%                  0         2004
Utilities Fund: Class II -        10.000000           12.357521              23.58%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.998525           10.092398               0.94%              2,424         2004
Government Bond Fund:             10.000000            9.998525              -0.01%              2,274         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.675292           10.920596               2.30%                616         2004
Investor Destinations             10.000000           10.675292               6.75%                616         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.386917           11.927596               4.75%                941         2004
Investor Destinations             10.000000           11.386917              13.87%                941         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.148707           13.007846               7.07%             39,975         2004
Investor Destinations             10.000000           12.148707              21.49%             22,073         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.980195           14.222590               9.57%                787         2004
Investor Destinations             10.000000           12.980195              29.80%                497         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.646654           15.210756              11.46%                484         2004
Investor Destinations             10.000000           13.646654              36.47%                484         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.511587           14.090577              12.62%              9,521         2004
Growth Fund: Class II -           10.000000           12.511587              25.12%                357         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.847816            9.704345              -1.46%             11,109         2004
Market Fund: Class I -            10.000000            9.847816              -1.52%                403         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.052629           13.975414               7.07%                645         2004
Nationwide(R) Fund: Class II        10.000000           13.052629              30.53%                645         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.841506           16.262915               9.58%                309         2004
Growth Leaders Fund: Class        10.000000           14.841506              48.42%                390         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.666814           15.118582              10.62%              4,495         2004
Fund: Class II - Q/NQ             10.000000           13.666814              36.67%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.621856           19.009541              14.36%              6,493         2004
Fund: Class II - Q/NQ             10.000000           16.621856              66.22%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.569685           16.917200              16.11%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.569685              45.70%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.540723           15.497598              14.45%                710         2004
Comstock Value Fund: Class        10.000000           13.540723              35.41%                705         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.849921           11.298800               4.14%             12,006         2004
Sector Bond Fund: Class I         10.000000           10.849921               8.50%                302         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.453904           12.124747               5.86%              2,092         2004
Balanced Portfolio:               10.000000           11.453904              14.54%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.382203           14.278499              15.31%                  0         2004
Portfolio: Service Shares         10.000000           12.382203              23.82%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.303663           16.594691              16.02%                  0         2004
International Growth              10.000000           14.303663              43.04%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.324784              13.25%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.116869           13.912886              14.82%                  0         2004
Risk-Managed Core                 10.000000           12.116869              21.17%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.538735           13.357900               6.53%              1,856         2004
Trust - MFS Investors             10.000000           12.538735              25.39%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.025451           14.620099              12.24%                  0         2004
Trust - MFS Value Series:         10.000000           13.025451              30.25%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.467966           14.728616               9.36%                  0         2004
Management Trust - AMT            10.000000           13.467966              34.68%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.995678            9.846906              -1.49%              1,347         2004
Management Trust - AMT            10.000000            9.995678              -0.04%              1,347         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.478426           14.153500              13.42%                  0         2004
Management Trust - AMT            10.000000           12.478426              24.78%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.188212           13.496185              10.73%                  0         2004
Management Trust - AMT            10.000000           12.188212              21.88%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.562508           14.134491               4.22%                  0         2004
Account Funds -                   10.000000           13.562508              35.63%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.468391              14.68%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.037620           17.474413              16.20%                359         2004
Account Funds -                   10.000000           15.037620              50.38%                355         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.022598           12.778313               6.29%              1,493         2004
Account Funds -                   10.000000           12.022598              20.23%              1,405         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.025936           13.897389               6.69%              9,279         2004
Account Funds -                   10.000000           13.025936              30.26%                394         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.012537           17.489490              16.50%                  0         2004
Account Funds -                   10.000000           15.012537              50.13%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.237939           13.291895               8.61%                  0         2004
Putnam VT Growth & Income         10.000000           12.237939              22.38%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.605837           14.317960              13.58%                  0         2004
Putnam VT International           10.000000           12.605837              26.06%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.675220           11.986914               2.67%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.675220              16.75%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.061769           10.235988               1.73%              1,113         2004
Institutional Funds, Inc.         10.000000           10.061769               0.62%              1,113         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.488971           13.438445               7.60%                  0         2004
Institutional Funds, Inc.         10.000000           12.488971              24.89%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.407628           17.833735              33.01%                781         2004
Institutional Funds, Inc.         10.000000           13.407628              34.08%                776         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.30%) (Variable account charges of 2.30% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.954516           15.111304               8.29%              5,399         2004
Funds - AIM V.I. Basic            10.000000           13.954516              39.55%              5,169         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.256686           13.772007               3.89%              3,393         2004
Funds - AIM V.I. Capital          10.000000           13.256686              32.57%              3,393         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.853695           15.601818              12.62%              1,534         2004
Funds - AIM V.I. Capital          10.000000           13.853695              38.54%              1,534         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.577608           14.754015               8.66%              3,274         2004
Products Series Fund, Inc.        10.000000           13.577608              35.78%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.674992           17.072377              16.34%                  0         2004
Products Series Fund, Inc.        10.000000           14.674992              46.75%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.358781           14.692774               9.99%                  0         2004
Portfolios, Inc. -                10.000000           13.358781              33.59%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.879046           14.442011              12.14%                  0         2004
Portfolios, Inc. -                10.000000           12.879046              28.79%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.186668               11.87%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.932735           13.973396               8.05%              1,489         2004
Portfolios, Inc. -                10.000000           12.932735              29.33%                822         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.481870           15.038867              11.55%              1,564         2004
Portfolios, Inc. -                10.000000           13.481870              34.82%              1,975         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.317953           10.666402               3.38%              7,546         2004
Portfolios II, Inc. -             10.000000           10.317953               3.18%              2,818         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.450589           17.208156              19.08%                  0         2004
Portfolios - Small Cap            10.000000           14.450589              44.51%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.200110           14.231683               7.81%              1,957         2004
Inc.: Service Shares - Q/NQ       10.000000           13.200110              32.00%                377         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.574887           12.874963               2.39%              2,416         2004
Investment Fund -                 10.000000           12.574887              25.75%              2,416         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.678782           14.840344               8.49%                  0         2004
Investment Fund -                 10.000000           13.678782              36.79%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.213530           14.136221               6.98%                  0         2004
- Federated American              10.000000           13.213530              32.14%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.863838           13.461571               4.65%                  0         2004
- Federated Capital               10.000000           12.863838              28.64%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.172250           10.268223               0.94%             13,122         2004
- Federated Quality Bond          10.000000           10.172250               1.72%              3,213         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.609869           14.790610               8.68%              7,959         2004
Insurance Products Fund -         10.000000           13.609869              36.10%              4,486         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.750936           13.854142               0.75%              3,834         2004
Insurance Products Fund -         10.000000           13.750936              37.51%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.688244           16.261101              10.71%                  0         2004
Insurance Products Fund -         10.000000           14.688244              46.88%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.962580                9.63%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.270967           14.931325              12.51%             13,875         2004
Insurance Products Fund II        10.000000           13.270967              32.71%              5,383         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.229990           10.413473               1.79%              2,134         2004
Insurance Products Fund II        10.000000           10.229990               2.30%              2,134         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.234449           17.336262              21.79%              4,203         2004
Insurance Products Fund           10.000000           14.234449              42.34%                473         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.520633           18.374502              11.22%              1,789         2004
Insurance Products Fund           10.000000           16.520633              65.21%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.083537           14.188607               8.45%              8,730         2004
Variable Insurance                10.000000           13.083537              30.84%              3,823         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.300269           17.289265              20.90%                  0         2004
Variable Insurance                10.000000           14.300269              43.00%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.665513           15.825148              15.80%                  0         2004
Variable Insurance                10.000000           13.665513              36.66%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.447566               14.48%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.687034           16.046770              17.24%                  0         2004
International Value Fund:         10.000000           13.687034              36.87%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.410668              14.11%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.226488           16.085989              13.07%              1,253         2004
Index Fund: Class I - Q/NQ        10.000000           14.226488              42.26%                280         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.846198           12.742365               7.57%                  0         2004
Income Bond Fund: Class I         10.000000           11.846198              18.46%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.577470           19.506334              17.67%                  0         2004
Emerging Markets Fund:            10.000000           16.577470              65.77%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.676345              16.76%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.147762           16.692476              17.99%                  0         2004
Financial Services Fund:          10.000000           14.147762              41.48%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.751262           14.451367               5.09%                  0         2004
Health Sciences Fund:             10.000000           13.751262              37.51%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.792370              -2.08%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.187861           15.436974               1.64%                  0         2004
Technology and                    10.000000           15.187861              51.88%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.795826               7.96%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.352000           15.635103              26.58%                  0         2004
Utilities Fund: Class II -        10.000000           12.352000              23.52%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.994036           10.082699               0.89%                  0         2004
Government Bond Fund:             10.000000            9.994036              -0.06%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.670507           10.910111               2.25%                  0         2004
Investor Destinations             10.000000           10.670507               6.71%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.381802           11.916137               4.69%                362         2004
Investor Destinations             10.000000           11.381802              13.82%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.143248           12.995346               7.02%            114,993         2004
Investor Destinations             10.000000           12.143248              21.43%              2,728         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.974386           14.208967               9.52%            114,877         2004
Investor Destinations             10.000000           12.974386              29.74%             13,990         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.640553           15.196187              11.40%             47,802         2004
Investor Destinations             10.000000           13.640553              36.41%              4,019         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.507326           14.078585              12.56%              1,220         2004
Growth Fund: Class II -           10.000000           12.507326              25.07%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.843208            9.694844              -1.51%              1,710         2004
Market Fund: Class I -            10.000000            9.843208              -1.57%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.046787           13.962018               7.01%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.046787              30.47%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.834866           16.247317               9.52%              1,016         2004
Growth Leaders Fund: Class        10.000000           14.834866              48.35%                953         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.660706           15.104108              10.57%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.660706              36.61%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.614418           18.991325              14.31%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.614418              66.14%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.563156           16.900974              16.05%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.563156              45.63%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.534669           15.482762              14.39%              6,383         2004
Comstock Value Fund: Class        10.000000           13.534669              35.35%              3,620         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.845052           11.287951               4.08%                  0         2004
Sector Bond Fund: Class I         10.000000           10.845052               8.45%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.448775           12.113119               5.80%                422         2004
Balanced Portfolio:               10.000000           11.448775              14.49%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.376674           14.264830              15.26%              4,756         2004
Portfolio: Service Shares         10.000000           12.376674              23.77%              2,473         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.320948              13.21%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.297256           16.578769              15.96%                  0         2004
International Growth              10.000000           14.297256              42.97%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.112736           13.901030              14.76%                981         2004
Risk-Managed Core                 10.000000           12.112736              21.13%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.533128           13.345092               6.48%              1,815         2004
Trust - MFS Investors             10.000000           12.533128              25.33%                652         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.019620           14.606086              12.19%              2,845         2004
Trust - MFS Value Series:         10.000000           13.019620              30.20%                451         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.461934           14.714497               9.30%                  0         2004
Management Trust - AMT            10.000000           13.461934              34.62%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.991187            9.837446              -1.54%                  0         2004
Management Trust - AMT            10.000000            9.991187               0.09%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.472049           14.139029              13.37%              2,279         2007
Management Trust - AMT            10.000000           12.472049              24.72%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.184056           13.484673              10.67%                  0         2004
Management Trust - AMT            10.000000           12.184056              21.84%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.556433           14.120916               4.16%                901         2004
Account Funds -                   10.000000           13.556433              35.56%                566         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.464515              14.65%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.030884           17.457662              16.15%                  0         2004
Account Funds -                   10.000000           15.030884              50.31%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.017205           12.766047               6.23%                  0         2004
Account Funds -                   10.000000           12.017205              20.17%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.020103           13.884059               6.64%              4,881         2004
Account Funds -                   10.000000           13.020103              30.20%                677         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.005824           17.472746              16.44%                  0         2004
Account Funds -                   10.000000           15.005824              50.06%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.233767           13.280570               8.56%                  0         2004
Putnam VT Growth & Income         10.000000           12.233767              22.34%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.601537           14.305748              13.52%                  0         2004
Putnam VT International           10.000000           12.601537              26.02%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.671236           11.976695               2.62%              2,996         2004
Putnam VT Voyager Fund:           10.000000           11.671236              16.71%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.058336           10.227246               1.68%              3,521         2004
Institutional Funds, Inc.         10.000000           10.058336               0.58%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.482592           13.424716               7.55%                  0         2004
Institutional Funds, Inc.         10.000000           12.482592              24.83%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.400778           17.815509              32.94%                  0         2004
Institutional Funds, Inc.         10.000000           13.400778              34.01%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.35%) (Variable account charges of 2.35% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.948259           15.096803               8.23%              2,791         2004
Funds - AIM V.I. Basic            10.000000           13.948259              39.48%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.250739           13.758790               3.83%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.250739              32.51%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.847484           15.586844              12.56%                264         2004
Funds - AIM V.I. Capital          10.000000           13.847484              38.47%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.571529           14.739868               8.61%                  0         2004
Products Series Fund, Inc.        10.000000           13.571529              35.72%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.668433           17.056004              16.28%                  0         2004
Products Series Fund, Inc.        10.000000           14.668433              46.68%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.352802           14.678696               9.93%                  0         2004
Portfolios, Inc. -                10.000000           13.352802              33.53%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.873270           14.428146              12.08%                  0         2004
Portfolios, Inc. -                10.000000           12.873270              28.73%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.182886               11.83%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.926950           13.960000               7.99%              2,031         2004
Portfolios, Inc. -                10.000000           12.926950              29.27%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.475824           15.024439              11.49%              2,813         2004
Portfolios, Inc. -                10.000000           13.475824              34.76%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.312673           10.655487               3.32%              1,406         2004
Portfolios II, Inc. -             10.000000           10.312673               3.13%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.444121           17.191656              19.02%                  0         2004
Portfolios - Small Cap            10.000000           14.444121              44.44%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.194190           14.218015               7.76%              7,154         2004
Inc.: Service Shares - Q/NQ       10.000000           13.194190              31.94%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.569236           12.862598               2.33%                  0         2004
Investment Fund -                 10.000000           12.569236              25.69%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.672660           14.826107               8.44%                  0         2004
Investment Fund -                 10.000000           13.672660              36.73%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.207618           14.122675               6.93%                  0         2004
- Federated American              10.000000           13.207618              32.08%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.858073           13.448665               4.59%                  0         2004
- Federated Capital               10.000000           12.858073              28.58%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.167671           10.258337               0.89%                  0         2004
- Federated Quality Bond          10.000000           10.167671               1.68%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.603772           14.776419               8.62%                279         2004
Insurance Products Fund -         10.000000           13.603772              36.04%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.744768           13.840838               0.70%                967         2004
Insurance Products Fund -         10.000000           13.744768              37.45%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.681680           16.245524              10.65%                  0         2004
Insurance Products Fund -         10.000000           14.681680              46.82%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.958871                9.59%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.265016           14.916987              12.45%                979         2004
Insurance Products Fund II        10.000000           13.265016              32.65%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.225391           10.403467               1.74%                  0         2004
Insurance Products Fund II        10.000000           10.225391               2.25%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.228073           17.319629              21.73%              4,188         2004
Insurance Products Fund           10.000000           14.228073              42.28%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.513232           18.356870              11.16%                  0         2004
Insurance Products Fund           10.000000           16.513232              65.13%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.077676           14.174982               8.39%              4,089         2004
Variable Insurance                10.000000           13.077676              30.78%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.293865           17.272672              20.84%                  0         2004
Variable Insurance                10.000000           14.293865              42.94%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.659387           15.809963              15.74%                  0         2004
Variable Insurance                10.000000           13.659387              36.59%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.443684               14.44%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.682356           16.033084              17.18%                  0         2004
International Value Fund:         10.000000           13.682356              36.82%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.406809              14.07%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.220117           16.070571              13.01%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.220117              42.20%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.840898           12.730150               7.51%                  0         2004
Income Bond Fund: Class I         10.000000           11.840898              18.41%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.570047           19.487625              17.61%                  0         2004
Emerging Markets Fund:            10.000000           16.570047              65.70%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.672400              16.72%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.141420           16.676459              17.93%                  0         2004
Financial Services Fund:          10.000000           14.141420              41.41%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.745097           14.437498               5.04%                  0         2004
Health Sciences Fund:             10.000000           13.745097              37.45%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.789044               2.11%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.181079           15.422176               1.59%                  0         2004
Technology and                    10.000000           15.181079              51.81%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.792166               7.92%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.346440           15.620076              26.51%                  0         2004
Utilities Fund: Class II -        10.000000           12.346440              23.46%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.989553           10.073025               0.84%                  0         2004
Government Bond Fund:             10.000000            9.989553              -0.10%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.665718           10.899641               2.19%              9,963         2004
Investor Destinations             10.000000           10.665718               6.66%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.376700           11.904707               4.64%              3,123         2004
Investor Destinations             10.000000           11.376700              13.77%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.137820           12.982902               6.96%             28,397         2004
Investor Destinations             10.000000           12.137820              21.38%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.968571           14.195319               9.46%             96,234         2004
Investor Destinations             10.000000           12.968571              29.69%              3,547         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.634433           15.181595              11.35%             43,077         2004
Investor Destinations             10.000000           13.634433              36.34%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.503049           14.066564              12.51%                314         2004
Growth Fund: Class II -           10.000000           12.503049              25.03%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.838596            9.685343              -1.56%                  0         2004
Market Fund: Class I -            10.000000            9.838596              -1.61%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.040944           13.948628               6.96%              2,880         2004
Nationwide(R) Fund: Class II      10.000000           13.040944              30.41%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.828223           16.231738               9.47%                551         2004
Growth Leaders Fund: Class        10.000000           14.828223              48.28%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.654589           15.089610              10.51%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.654589              36.55%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.606993           18.973124              14.25%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.606993              66.07%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.556637           16.884771              15.99%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.556637              45.57%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.528592           15.467889              14.33%                232          200
Comstock Value Fund: Class        10.000000           13.528592              35.29%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.840190           11.277114               4.03%                  0         2004
Sector Bond Fund: Class I         10.000000           10.840190               8.40%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.443645           12.101488               5.75%                  0         2004
Balanced Portfolio:               10.000000           11.443645              14.44%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.371130           14.251148              15.20%                  0         2004
Portfolio: Service Shares         10.000000           12.371130              23.71%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.290852           16.562866              15.90%                  0         2004
International Growth              10.000000           14.290852              42.91%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.317119              13.17%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.108597           13.889169              14.71%                  0         2004
Risk-Managed Core                 10.000000           12.108597              21.09%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.527515           13.332303               6.42%              3,032         2004
Trust - MFS Investors             10.000000           12.527515              25.28%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.013769           14.592051              12.13%              4,643         2004
Trust - MFS Value Series:         10.000000           13.013769              30.14%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.455901           14.700363               9.25%                  0         2004
Management Trust - AMT            10.000000           13.455901              34.56%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.986709            9.828001              -1.59%              5,467         2004
Management Trust - AMT            10.000000            9.986709              -0.13%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.465689           14.124584              13.31%                  0         2004
Management Trust - AMT            10.000000           12.465689              24.66%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.179899           13.473176              10.62%                  0         2004
Management Trust - AMT            10.000000           12.179899              21.80%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.550362           14.107365               4.11%              6,034         2004
Account Funds -                   10.000000           13.550362              35.50%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.460639              14.61%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.024154           17.440917              16.09%                  0         2004
Account Funds -                   10.000000           15.024154              50.24%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.011823           12.753802               6.18%                  0         2004
Account Funds -                   10.000000           12.011823              20.12%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.014275           13.870747               6.58%              2,860         2004
Account Funds -                   10.000000           13.014275              30.14%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.999099           17.455969              16.38%                  0         2004
Account Funds -                   10.000000           14.999099              49.99%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.229585           13.269238               8.50%                  0         2004
Putnam VT Growth & Income         10.000000           12.229585              22.30%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.597229           14.293545              13.47%                  0         2004
Putnam VT International           10.000000           12.597229              25.97%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.667245           11.966471               2.56%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.667245              16.67%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.054892           10.218514               1.63%                  0         2004
Institutional Funds, Inc.         10.000000           10.054892               0.55%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.476204           13.410974               7.49%                  0         2004
Institutional Funds, Inc.         10.000000           12.476204              24.76%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.393935            7.797302              32.88%                  0         2004
Institutional Funds, Inc.         10.000000           13.393935              33.94%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.40%) (Variable account charges of 2.40% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.942000           15.082301               8.18%              5,047         2004
Funds - AIM V.I. Basic            10.000000           13.942000              39.42%                118         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.244803           13.745581               3.78%              1,832         2004
Funds - AIM V.I. Capital          10.000000           13.244803              32.45%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.841282           15.571898              12.50%              4,909         2004
Funds - AIM V.I. Capital          10.000000           13.841282              38.41%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.565446           14.725723               8.55%                400         2004
Products Series Fund, Inc.        10.000000           13.565446              35.65%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.661856           17.039629              16.22%                  0         2004
Products Series Fund, Inc.        10.000000           14.661856              46.62%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.346817           14.664594               9.87%                158         2004
Portfolios, Inc. -                10.000000           13.346817              33.47%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.867502           14.414294              12.02%                  0         2004
Portfolios, Inc. -                10.000000           12.867502              28.68%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.179098               11.79%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.921145           13.946588               7.94%              1,887         2004
Portfolios, Inc. -                10.000000           12.921145              29.21%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.469780           15.010011              11.43%              2,056         2004
Portfolios, Inc. -                10.000000           13.469780              34.70%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.307393           10.644579               3.27%              1,542         2004
Portfolios II, Inc. -             10.000000           10.307393               3.07%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.437650           17.175156              18.96%                  0         2004
Portfolios - Small Cap            10.000000           14.437650              44.38%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.188293           14.204392               7.70%              4,053         2004
Inc.: Service Shares - Q/NQ       10.000000           13.188293              31.88%                164         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.563613           12.850257               2.28%              5,271         2004
Investment Fund -                 10.000000           12.563613              25.64%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.666532           14.811886               8.38%                  0         2004
Investment Fund -                 10.000000           13.666532              36.67%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.201695           14.109114               6.87%                244         2004
- Federated American              10.000000           13.201695              32.02%                125         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.852316           13.435747               4.54%                  0         2004
- Federated Capital               10.000000           12.852316              28.52%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.163117           10.248489               0.84%                  0         2004
- Federated Quality Bond          10.000000           10.163117               1.63%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.597681           14.762249               8.56%              1,238         2004
Insurance Products Fund -         10.000000           13.597681              35.98%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.738615           13.827562               0.65%              8,252         2004
Insurance Products Fund -         10.000000           13.738615              37.39%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.675101           16.229931              10.60%                  0         2004
Insurance Products Fund -         10.000000           14.675101              46.75%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.955164                9.55%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.259079           14.902685              12.40%              5,158         2004
Insurance Products Fund II        10.000000           13.259079              32.59%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.220804           10.393468               1.69%                  0         2004
Insurance Products Fund II        10.000000           10.220804               2.21%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.221699           17.303008              21.67%              5,951         2004
Insurance Products Fund           10.000000           14.221699              42.22%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.505852           18.339265              11.11%                  0         2004
Insurance Products Fund           10.000000           16.505852              65.06%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.071811           14.161382               8.34%              6,098         2004
Variable Insurance                10.000000           13.071811              30.72%                162         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.287477           17.256120              20.78%                  0         2004
Variable Insurance                10.000000           14.287477              42.87%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.653271           15.794791              15.69%                  0         2004
Variable Insurance                10.000000           13.653271              36.53%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.439805               14.40%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.677693           16.019415              17.12%                  0         2004
International Value Fund:         10.000000           13.677693              36.78%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.402939              14.03%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.213733           16.055123              12.96%              2,810         2004
Index Fund: Class I - Q/NQ        10.000000           14.213733              42.14%                113         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.835577           12.717918               7.45%                  0         2004
Income Bond Fund: Class I         10.000000           11.835577              18.36%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.562641           19.468943              17.55%                  0         2004
Emerging Markets Fund:            10.000000           16.562641              65.63%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.668428              16.68%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.135087           16.660460              17.87%                  0         2004
Financial Services Fund:          10.000000           14.135087              41.35%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.738945           14.423660               4.98%                  0         2004
Health Sciences Fund:             10.000000           13.738945              37.39%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.785730              -2.14%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.174278           15.407384               1.54%                  0         2004
Technology and                    10.000000           15.174278              51.74%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.788509               7.89%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.340918           15.605106              26.45%                  0         2004
Utilities Fund: Class II -        10.000000           12.340918              23.41%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.985062           10.063343               0.78%              2,060         2004
Government Bond Fund:             10.000000            9.985062              -0.15%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.660918           10.889154               2.14%                  0         2004
Investor Destinations             10.000000           10.660918               6.61%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.371597           11.893276               4.59%              7,664         2004
Investor Destinations             10.000000           11.371597              13.72%              7,664         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.132370           12.970434               6.91%             55,347         2004
Investor Destinations             10.000000           12.132370              21.32%             12,493         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.962759           14.181698               9.40%             31,853         2004
Investor Destinations             10.000000           12.962759              29.63%             16,240         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.628322           15.167023              11.29%             67,340         2004
Investor Destinations             10.000000           13.628322              36.28%                157         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.498778           14.054565              12.45%              2,392         2004
Growth Fund: Class II -           10.000000           12.498778              24.99%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.833986            9.675846              -1.61%                  0         2004
Market Fund: Class I -            10.000000            9.833986              -1.66%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.035102           13.935234               6.91%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.035102              30.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.821588           16.216169               9.41%                  0         2004
Growth Leaders Fund: Class        10.000000           14.821588              48.22%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.648474           15.075139              10.45%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.648474              36.48%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.599553           18.954921              14.19%                243         2004
Fund: Class II - Q/NQ             10.000000           16.599553              66.00%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.550118           16.868575              15.93%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.550118              45.50%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.522524           15.453033              14.28%              5,241         2004
Comstock Value Fund: Class        10.000000           13.522524              35.23%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.835323           11.266279               3.98%                  0         2004
Sector Bond Fund: Class I         10.000000           10.835323               8.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.438508           12.089875               5.69%                  0         2004
Balanced Portfolio:               10.000000           11.438508              14.39%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.365582           14.237460              15.14%                  0         2004
Portfolio: Service Shares         10.000000           12.365582              23.66%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.284449           16.546978              15.84%                  0         2004
International Growth              10.000000           14.284449              42.84%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.313287              13.13%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.104452           13.877326              14.65%                718         2004
Risk-Managed Core                 10.000000           12.104452              21.04%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.521890           13.319487               6.37%              5,882         2004
Trust - MFS Investors             10.000000           12.521890              25.22%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.007946           14.578054              12.07%              5,643         2004
Trust - MFS Value Series:         10.000000           13.007946              30.08%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.449871           14.686262               9.19%              1,275         2004
Management Trust - AMT            10.000000           13.449871              34.50%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.982221            9.818562              -1.64%              2,132         2004
Management Trust - AMT            10.000000            9.982221              -0.18%                153         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.459319           14.110150              13.25%                  0         2004
Management Trust - AMT            10.000000           12.459319              24.59%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.175732           13.461682              10.56%                254         2004
Management Trust - AMT            10.000000           12.175732              21.76%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.544281           14.093816               4.06%              5,468         2004
Account Funds -                   10.000000           13.544281              35.44%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.456748              14.57%              3,465         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.017425           17.424186              16.03%                  0         2004
Account Funds -                   10.000000           15.017425              50.17%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.006440           12.741564               6.12%                  0         2004
Account Funds -                   10.000000           12.006440              20.06%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.008434           13.857431               6.53%                  0         2004
Account Funds -                   10.000000           13.008434              30.08%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.992384           17.439231              16.32%                  0         2004
Account Funds -                   10.000000           14.992384              49.92%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.225398           13.257903               8.45%                618         2004
Putnam VT Growth & Income         10.000000           12.225398              22.25%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.592919           14.281341              13.41%                  0         2004
Putnam VT International           10.000000           12.592919              25.93%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.663262           11.956265               2.51%              5,949         2004
Putnam VT Voyager Fund:           10.000000           11.663262              16.63%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.051446           10.209786               1.58%              1,154         2004
Institutional Funds, Inc.         10.000000           10.051446               0.51%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.469819           13.397269               7.44%                  0         2004
Institutional Funds, Inc.         10.000000           12.469819              24.70%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.387071           17.779089              32.81%                  0         2004
Institutional Funds, Inc.         10.000000           13.387071              33.87%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.45%) (Variable account charges of 2.45% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.935761           15.067829               8.12%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.935761              39.36%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.238858           13.732369               3.73%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.238858              32.39%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.835078           15.556921              12.45%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.835078              38.35%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.559370           14.711581               8.50%                  0         2004
Products Series Fund, Inc.        10.000000           13.559370              35.59%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.655279           17.023266              16.16%                  0         2004
Products Series Fund, Inc.        10.000000           14.655279              46.55%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.340824           14.650506               9.82%                  0         2004
Portfolios, Inc. -                10.000000           13.340824              33.41%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.861727           14.400445              11.96%                  0         2004
Portfolios, Inc. -                10.000000           12.861727              28.62%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.175316               11.75%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.915353           13.933195               7.88%                  0         2004
Portfolios, Inc. -                10.000000           12.915353              29.15%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.463753           14.995617              11.38%                  0         2004
Portfolios, Inc. -                10.000000           13.463753              34.64%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.302113           10.633674               3.22%                  0         2004
Portfolios II, Inc. -             10.000000           10.302113               3.02%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.431180           17.158677              18.90%                  0         2004
Portfolios - Small Cap            10.000000           14.431180              44.31%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.182365           14.190724               7.65%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.182365              31.82%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.557974           12.837908               2.23%                  0         2004
Investment Fund -                 10.000000           12.557974              25.58%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.660398           14.797652               8.33%                  0         2004
Investment Fund -                 10.000000           13.660398              36.60%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.195779           14.095572               6.82%                  0         2004
- Federated American              10.000000           13.195779              31.96%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.846538           13.422830               4.49%                  0         2004
- Federated Capital               10.000000           12.846538              28.47%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.158553           10.238648               0.79%                  0         2004
- Federated Quality Bond          10.000000           10.158553               1.59%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.591582           14.748070               8.51%                  0         2004
Insurance Products Fund -         10.000000           13.591582              35.92%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.732447           13.814271               0.60%                  0         2004
Insurance Products Fund -         10.000000           13.732447              37.32%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.668519           16.214347              10.54%                  0         2004
Insurance Products Fund -         10.000000           14.668519              46.69%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.951443                9.51%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.253125           14.888369              12.34%                  0         2004
Insurance Products Fund II        10.000000           13.253125              32.53%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.216209           10.383480               1.64%                  0         2004
Insurance Products Fund II        10.000000           10.216209               2.16%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.215317           17.286403              21.60%                  0         2004
Insurance Products Fund           10.000000           14.215317              42.15%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.498459           18.321666              11.05%                  0         2004
Insurance Products Fund           10.000000           16.498459              64.98%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.065946           14.147775               8.28%                  0         2004
Variable Insurance                10.000000           13.065946              30.66%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.281063           17.239551              20.72%                  0         2004
Variable Insurance                10.000000           14.281063              42.81%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.647154           15.779632              15.63%                  0         2004
Variable Insurance                10.000000           13.647154              36.47%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.435943               14.36%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.673012           16.005733              17.06%                  0         2004
International Value Fund:         10.000000           13.673012              36.73%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.399085              13.99%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.207354           16.039710              12.90%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.207354              42.07%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.830259           12.705685               7.40%                  0         2004
Income Bond Fund: Class I         10.000000           11.830259              18.30%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.555214           19.450243              17.49%                  0         2004
Emerging Markets Fund:            10.000000           16.555214              65.55%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.664488              16.64%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.128751           16.644462              17.81%                  0         2004
Financial Services Fund:          10.000000           14.128751              41.29%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.732779           14.409793               4.93%                  0         2004
Health Sciences Fund:             10.000000           13.732779              37.33%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.782422              -2.18%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.167483           15.392596               1.48%                  0         2004
Technology and                    10.000000           15.167483              51.67%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.784858               7.85%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.335371           15.590106              26.39%                  0         2004
Utilities Fund: Class II -        10.000000           12.335371              23.35%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.980581           10.053669               0.73%                  0         2004
Government Bond Fund:             10.000000            9.980581              -0.19%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.656145           10.878703               2.09%                  0         2004
Investor Destinations             10.000000           10.656145               6.56%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.366500           11.881848               4.53%                  0         2004
Investor Destinations             10.000000           11.366500              13.67%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.126932           12.957978               6.85%                  0         2004
Investor Destinations             10.000000           12.126932              21.27%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.956946           14.168087               9.35%              2,474         2004
Investor Destinations             10.000000           12.956946              29.57%              3,262         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.622215           15.152466              11.23%              2,218         2004
Investor Destinations             10.000000           13.622215              36.22%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.494500           14.042557              12.39%                  0         2004
Growth Fund: Class II -           10.000000           12.494500              24.95%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.829376            9.666356              -1.66%                  0         2004
Market Fund: Class I -            10.000000            9.829376              -1.71%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.029251           13.921850               6.85%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.029251              30.29%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.814942           16.200588               9.35%                  0         2004
Growth Leaders Fund: Class        10.000000           14.814942              48.15%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.642354           15.060659              10.40%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.642354              36.42%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.592095           18.936699              14.13%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.592095              65.92%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.543597           16.852384              15.87%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.543597              45.44%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.516468           15.438204              14.22%                  0         2004
Comstock Value Fund: Class        10.000000           13.516468              35.16%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.830451           11.255447               3.92%                  0         2004
Sector Bond Fund: Class I         10.000000           10.830451               8.30%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.433374           12.078253               5.64%                  0         2004
Balanced Portfolio:               10.000000           11.433374              14.33%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.360038           14.223799              15.08%                  0         2004
Portfolio: Service Shares         10.000000           12.360038              23.60%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.309454              13.09%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.278047           16.531078              15.78%                  0         2004
International Growth              10.000000           14.278047              42.78%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------


---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.100319           13.865464              14.59%                  0         2004
Risk-Managed Core                 10.000000           12.100319              21.00%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.516282           13.306701               6.32%                  0         2004
Trust - MFS Investors             10.000000           12.516282              25.16%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         13.002118           14.564059              12.01%                  0         2004
Trust - MFS Value Series:         10.000000           13.002118              30.02%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.443839           14.672165               9.14%                  0         2004
Management Trust - AMT            10.000000           13.443839              34.44%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.977746            9.809131              -1.69%                  0         2004
Management Trust - AMT            10.000000            9.977746              -0.22%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.452940           14.095694              13.19%                  0         2004
Management Trust - AMT            10.000000           12.452940              24.53%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.171575           13.450191              10.50%                  0         2004
Management Trust - AMT            10.000000           12.171575              21.72%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.538203           14.080295               4.00%                  0         2004
Account Funds -                   10.000000           13.538203              35.38%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.452862              14.53%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.010694           17.407459              15.97%                  0         2004
Account Funds -                   10.000000           15.010694              50.11%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.001048           12.729317               6.07%                  0         2004
Account Funds -                   10.000000           12.001048              20.01%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.002597           13.844123               6.47%                  0         2004
Account Funds -                   10.000000           13.002597              30.03%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.985665           17.422486              16.26%                  0         2004
Account Funds -                   10.000000           14.985665              49.86%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.221224           13.246585               8.39%                  0         2004
Putnam VT Growth & Income         10.000000           12.221224              22.21%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.588612           14.269156              13.35%                  0         2004
Putnam VT International           10.000000           12.588612              25.89%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.659268           11.946053               2.46%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.659268              16.59%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.047999           10.201060               1.52%                  0         2004
Institutional Funds, Inc.         10.000000           10.047999               0.48%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.463435           13.383536               7.38%                  0         2004
Institutional Funds, Inc.         10.000000           12.463435              24.63%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.380232           17.760907              32.74%                  0         2004
Institutional Funds, Inc.         10.000000           13.380232              33.80%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.50%) (Variable account charges of 2.50% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.929513           15.053357               8.07%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.929513              39.30%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.232915           13.719169               3.67%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.232915              32.33%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.828873           15.541991              12.39%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.828873              38.29%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.553279           14.697438               8.44%                162         2004
Products Series Fund, Inc.        10.000000           13.553279              35.53%                162         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.648712           17.006918              16.10%                  0         2004
Products Series Fund, Inc.        10.000000           14.648712              46.49%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.334847           14.636444               9.76%                  0         2004
Portfolios, Inc. -                10.000000           13.334847              33.35%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.855962           14.386628              11.91%                  0         2004
Portfolios, Inc. -                10.000000           12.855962              28.56%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.171528               11.72%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.909560           13.919802               7.83%                  0         2004
Portfolios, Inc. -                10.000000           12.909560              29.10%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.457714           14.981210              11.32%                  0         2004
Portfolios, Inc. -                10.000000           13.457714              34.58%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.296831           10.622776               3.17%                  0         2004
Portfolios II, Inc. -             10.000000           10.296831               2.97%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.424717           17.142195              18.84%                  0         2004
Portfolios - Small Cap            10.000000           14.424717              44.25%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.176457           14.177097               7.59%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.176457              31.76%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.552348           12.825585               2.18%                302         2004
Investment Fund -                 10.000000           12.552348              25.52%                302         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.654276           14.783442               8.27%                  0         2004
Investment Fund -                 10.000000           13.654276              36.54%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.189856           14.082027               6.76%                  0         2004
- Federated American              10.000000           13.189856              31.90%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.840790           13.409955               4.43%                  0         2004
- Federated Capital               10.000000           12.840790              28.41%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.153985           10.228802               0.74%                  0         2004
- Federated Quality Bond          10.000000           10.153985               1.54%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.585494           14.733905               8.45%                123         2004
Insurance Products Fund -         10.000000           13.585494              35.85%                123         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.726297           13.801005               0.54%                  0         2004
Insurance Products Fund -         10.000000           13.726297              37.26%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.661946           16.198775              10.48%                  0         2004
Insurance Products Fund -         10.000000           14.661946              46.62%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.947737                9.48%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.247182           14.874067              12.28%                289         2004
Insurance Products Fund II        10.000000           13.247182              32.47%                289         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.211618           10.373487               1.59%                  0         2004
Insurance Products Fund II        10.000000           10.211618               2.12%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.208951           17.269816              21.54%                403         2004
Insurance Products Fund           10.000000           14.208951              42.09%                403         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.491056           18.304064              10.99%                353         2004
Insurance Products Fund           10.000000           16.491056              64.91%                353         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.060104           14.134191               8.22%                291         2004
Variable Insurance                10.000000           13.060104              30.60%                291         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.274655           17.222986              20.65%                  0         2004
Variable Insurance                10.000000           14.274655              42.75%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.641016           15.764456              15.57%                  0         2004
Variable Insurance                10.000000           13.641016              36.41%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.432056               14.32%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.668336           15.992068              17.00%                  0         2004
International Value Fund:         10.000000           13.668336              36.68%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.395221              13.95%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.201002           16.024317              12.84%                273         2004
Index Fund: Class I - Q/NQ        10.000000           14.201002              42.01%                273         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.824955           12.693490               7.34%                  0         2004
Income Bond Fund: Class I         10.000000           11.824955              18.25%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.547807           19.431581              17.43%                  0         2004
Emerging Markets Fund:            10.000000           16.547807              65.48%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.660535              16.61%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.122409           16.628477              17.75%                  0         2004
Financial Services Fund:          10.000000           12.122409              41.22%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.726626           14.395965               4.88%                  0         2004
Health Sciences Fund:             10.000000           13.726626              37.27%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.779094              -2.21%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.160681           15.377810               1.43%                  0         2004
Technology and                    10.000000           15.160681              51.61%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.781201               7.81%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.329837           51.575130              26.32%                  0         2004
Utilities Fund: Class II -        10.000000           12.329837              23.30%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.976093           10.044005               0.68%                  0         2004
Government Bond Fund:             10.000000            9.976093              -0.24%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.651358           10.868245               2.04%                  0         2004
Investor Destinations             10.000000           10.651358               6.51%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.361390           11.870421               4.48%              1,586         2004
Investor Destinations             10.000000           11.361390              13.61%              1,586         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.121480           12.945518               6.80%                  0         2004
Investor Destinations             10.000000           12.121480              21.21%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.951129           14.154468               9.29%                  0         2004
Investor Destinations             10.000000           12.951129              29.51%                  0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.616107           15.137915              11.18%                  0         2004
Investor Destinations             10.000000           13.616107              36.16%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.490228           14.030554              12.33%                  0         2004
Growth Fund: Class II -           10.000000           12.490228              24.90%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.824766            9.656870              -1.71%                  0         2004
Market Fund: Class I -            10.000000            9.824766              -1.75%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.023406           13.908480               6.80%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.023406              30.23%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.808298           16.185022               9.30%                  0         2004
Growth Leaders Fund: Class        10.000000           14.808298              48.08%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.636241           15.046204              10.34%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.636241              36.36%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.584685           18.918543              14.07%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.584685              65.85%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.537072           16.836188              15.82%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.537072              45.37%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.510397           15.423379              14.16%                285         2004
Comstock Value Fund: Class        10.000000           13.510397              35.10%                285         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.825594           11.244639               3.87%                  0         2004
Sector Bond Fund: Class I         10.000000           10.825594               8.26%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.428244           12.066649               5.59%                  0         2004
Balanced Portfolio:               10.000000           11.428244              14.28%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.354479           14.210111              15.02%                304         2004
Portfolio: Service Shares         10.000000           12.354479              23.54%                304         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.271648           16.515213              15.72%                  0         2004
International Growth              10.000000           14.271648              42.72%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.305622              13.06%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.096180           13.853630              14.53%                  0         2003*
Risk-Managed Core                 10.000000           12.096180              20.96%
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.510661           13.293905               6.26%                606         2004
Trust - MFS Investors             10.000000           12.510661              25.11%                606         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.996280           14.550067              11.96%                128         2004
Trust - MFS Value Series:         10.000000           12.996280              29.96%                128         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.437805           14.658058               9.08%                  0         2004
Management Trust - AMT            10.000000           13.437805              34.38%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.973263            9.799698              -1.74%                  0         2004
Management Trust - AMT            10.000000            9.973263              -0.27%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.446564           14.081263              13.13%                  0         2004
Management Trust - AMT            10.000000           12.446564              24.47%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.167407           13.438688              10.45%                  0         2004
Management Trust - AMT            10.000000           12.167407              21.67%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.532144           14.066772               3.95%                  0         2004
Account Funds -                   10.000000           13.532144              35.32%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.448989              14.49%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              15.003950           17.390723              15.91%                  0         2004
Account Funds -                   10.000000           15.003950              50.04%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.995661           12.717075               6.01%                  0         2004
Account Funds -                   10.000000           11.995661              19.96%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.996768           13.830819               6.42%                127         2004
Account Funds -                   10.000000           12.996768              29.97%                127         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.978953           17.405765              16.20%                  0         2004
Account Funds -                   10.000000           14.978953              49.79%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.217048           13.235273               8.33%                  0         2004
Putnam VT Growth & Income         10.000000           12.217048              22.17%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.584302           14.256956              13.29%                  0         2004
Putnam VT International           10.000000           12.584302              25.84%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.655293           11.935860               2.41%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.655293              16.55%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.044557           10.192334               1.47%                  0         2004
Institutional Funds, Inc.         10.000000           10.044557               0.45%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.457054           13.369832               7.33%                  0         2004
Institutional Funds, Inc.         10.000000           12.457054              24.57%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.373387           17.742725              32.67%                  0         2004
Institutional Funds, Inc.         10.000000           13.373387              33.73%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
             (Total 2.55%) (Variable account charges of 2.55 of the
                    daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.923259           15.038878               8.01%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.226979           13.705989               3.62%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.822665           15.527047              12.33%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.547207           14.683317               8.39%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.642139           16.990570              16.04%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.328855           14.622353               9.70%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        12.850187           14.372789               11.85%                    0       2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.167726               11.68%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.903764           13.906425               7.77%              1,207         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.451657           14.966790              11.26%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.291552           10.611882               3.11%                155         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.418238           17.125720              18.78%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.170537           14.163472               7.54%                488         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.546704           12.813249               2.12%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.648154           14.769232               8.21%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.183936           14.068483               6.71%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.835006           13.397044               4.38%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.149419           10.218953               0.69%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.579393           14.719744               8.40%              1,165         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.720126           13.787725               0.49%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.655363           16.183197              10.43%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.000000           10.944025               9.44%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.241238           14.859757              12.22%                104         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.207031           10.363516               1.53%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.202577           17.253206              21.48%                794         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.483660           18.286473              10.94%                286         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.054225           14.120595               8.17%                119         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.268246           17.206428              20.59%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.634901           15.749303              15.51%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.428183               14.28%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.663665           15.978409              16.94%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.391374              13.91%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.194622           16.008905              12.78%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.819638           12.681275               7.29%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.540376           19.412896              17.37%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.656576              16.57%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.116084           16.612510              17.68%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.720458           14.382099               4.82%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.775780              -2.24%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.153885           15.363022               1.38%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.777554               7.78%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.324285           15.560145              26.26%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.971617           10.034351               0.63%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.646571           10.857791               1.98%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.356286           11.859009               4.43%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.116049           12.933076               6.74%             62,089         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.945322           14.140874               9.24%              4,962         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.609991           15.123351              11.12%             10,358         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.485956           14.018561              12.27%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.820156            9.647389              -1.76%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.017569           13.895106               6.74%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.801656           16.169473               9.24%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.630117           15.031729              10.28%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.577254           18.900373              14.01%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.530553           16.820009              15.76%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.504333           15.408536              14.10%              1,095         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.820723           11.233809               3.82%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.423100           12.055029               5.53%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.348942           14.196482              14.96%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.265241           16.499332              15.66%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.301782              13.02%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.092041           13.841789              14.47%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.505036           13.281117               6.21%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.990444           14.536075              11.90%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.431782           14.643982               9.02%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.968772            9.790262              -1.79%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.440193           14.066830              13.08%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.163238           13.427203              10.39%                114         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.526067           14.053233               3.90%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.445101              14.45%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.997227           17.374012              15.85%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.990272           12.704852               5.96%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.990931           13.817518               6.36%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.972238           17.389038              16.14%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.212863           13.223957               8.28%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.580004           14.244793              13.23%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.651290           11.925642               2.35%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.041112           10.183615               1.42%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.450667           13.356123               7.27%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.366536           17.724561              32.60%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       Additional Contract Options Elected
               (Total 2.60%) (Variable account charges of 2.60% of
                  the daily net assets of the variable account)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.916999           15.024408               7.96%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.916999              39.17%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.221044           13.692808               3.57%              2,941         2004
Funds - AIM V.I. Capital          10.000000           13.221044              32.21%              2,941         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.816459           15.512106              12.27%                352         2004
Funds - AIM V.I. Capital          10.000000           13.816459              38.16%                352         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.541122           14.669210               8.33%              1,610         2004
Products Series Fund, Inc.        10.000000           13.541122              35.41%              1,610         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.635577           16.974250              15.98%                  0         2004
Products Series Fund, Inc.        10.000000           14.635577              46.36%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.322861           14.608293               9.65%              2,006         2004
Portfolios, Inc. -                10.000000           13.322861              33.23%              2,006         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.844425           14.358978              11.79%                  0         2004
Portfolios, Inc. -                10.000000           12.844425              28.44%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.163954               11.64%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.897964           13.893039               7.71%                  0         2004
Portfolios, Inc. -                10.000000           12.897964              28.98%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.445624           14.952404              11.21%                  0         2004
Portfolios, Inc. -                10.000000           13.445624              34.46%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.286270           10.600995               3.06%                  0         2004
Portfolios II, Inc. -             10.000000           10.286270               2.86%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.411767           17.109251              18.72%                  0         2004
Portfolios - Small Cap            10.000000           14.411767              44.12%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.164627           14.149850               7.48%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.164627              31.65%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.541065           12.800921               2.07%                  0         2004
Investment Fund -                 10.000000           12.541065              25.41%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.642013           14.755012               8.16%                  0         2004
Investment Fund -                 10.000000           13.642013              36.42%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.178007           14.054952               6.65%                  0         2004
- Federated American              10.000000           13.178007              31.78%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.829245           13.384155               4.33%                  0         2004
- Federated Capital               10.000000           12.829245              28.29%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.144849           10.209113               0.63%                  0         2004
- Federated Quality Bond          10.000000           10.144849               1.45%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.573275           14.705555               8.34%                  0         2004
Insurance Products Fund -         10.000000           13.573275              35.73%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.713975           13.774476               0.44%                  0         2004
Insurance Products Fund -         10.000000           13.713975              37.14%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.648789           16.167649              10.37%                  0         2004
Insurance Products Fund -         10.000000           14.648789              46.49%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.940303                9.40%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.235298           14.845495              12.17%                  0         2004
Insurance Products Fund II        10.000000           13.235298              32.35%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.202435           10.353540               1.48%                  0         2004
Insurance Products Fund II        10.000000           10.202435               2.02%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.196193           17.236623              21.42%                  0         2004
Insurance Products Fund           10.000000           14.196193              41.96%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.476260           18.268884              10.88%                  0         2004
Insurance Products Fund           10.000000           16.476260              64.76%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.048361           14.107001               8.11%                  0         2004
Variable Insurance                10.000000           13.048361              30.48%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.261855           17.189899              20.53%                  0         2004
Variable Insurance                10.000000           14.261855              42.62%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.628768           15.734158              15.45%                  0         2004
Variable Insurance                10.000000           13.628768              36.29%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.424307               14.24%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.658986           15.964736              16.88%                  0         2004
International Value Fund:         10.000000           13.658986              36.59%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.387503              13.88%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.188248           15.993517              12.72%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.188248              41.88%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.814339           12.669092               7.23%                  0         2004
Income Bond Fund: Class I         10.000000           11.814339              18.14%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.532966           19.394248              17.31%                  0         2004
Emerging Markets Fund:            10.000000           16.532966              65.33%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.652622              16.53%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.109736           16.596528              17.62%                  0         2004
Financial Services Fund:          10.000000           14.109736              41.10%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.714296           14.368281               4.77%                  0         2004
Health Sciences Fund:             10.000000           13.714296              37.14%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.772461              -2.28%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.147092           15.348265               1.33%                  0         2004
Technology and                    10.000000           15.147092              51.47%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.773887               7.74%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.318756           15.545191              26.19%                  0         2004
Utilities Fund: Class II -        10.000000           12.318756              23.19%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.967119           10.024669               0.58%                  0         2004
Government Bond Fund:             10.000000            9.967119              -0.33%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.641785           10.847344               1.93%                  0         2004
Investor Destinations             10.000000           10.641785               6.42%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.351180           11.847596               4.37%                  0         2004
Investor Destinations             10.000000           11.351180              13.51%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.110589           12.920619               6.69%                  0         2004
Investor Destinations             10.000000           12.110589              21.11%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.939502           14.127253               9.18%              3,189         2004
Investor Destinations             10.000000           12.939502              29.40%              3,189         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.603874           15.108800              11.06%                  0         2004
Investor Destinations             10.000000           13.603874              36.04%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.481682           14.006570              12.22%                  0         2004
Growth Fund: Class II -           10.000000           12.481682              24.82%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.815545            9.637912              -1.81%                  0         2004
Market Fund: Class I -            10.000000            9.815545              -1.84%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.011714           13.881734               6.69%                368         2004
Nationwide(R) Fund: Class II      10.000000           13.011714              30.12%                368         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.795014           16.153932               9.18%                  0         2004
Growth Leaders Fund: Class        10.000000           14.795014              47.95%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.623997           15.017268              10.23%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.623997              36.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.569801           18.882184              13.96%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.569801              65.70%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.524035           16.803847              15.70%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.524035              45.24%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.498265           15.393731              14.04%                  0         2004
Comstock Value Fund: Class        10.000000           13.498265              34.98%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.815861           11.223003               3.76%                  0         2004
Sector Bond Fund: Class I         10.000000           10.815861               8.16%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.417969           12.043434               5.48%                  0         2004
Balanced Portfolio:               10.000000           11.417969              14.18%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.343389           14.182804              14.90%                385         2004
Portfolio: Service Shares         10.000000           12.343389              23.43%                385         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.258843           16.483483              15.60%                  0         2004
International Growth              10.000000           14.258843              42.59%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.297946              12.98%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.087900           13.829948              14.41%                  0         2004
Risk-Managed Core                 10.000000           12.087900              20.88%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.499430           13.268354               6.15%                  0         2004
Trust - MFS Investors             10.000000           12.499430              24.99%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.984608           14.522098              11.84%                  0         2004
Trust - MFS Value Series:         10.000000           12.984608              29.85%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.425742           14.629891               8.97%                  0         2004
Management Trust - AMT            10.000000           13.425742              34.26%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.964302            9.780856              -1.84%                  0         2004
Management Trust - AMT            10.000000            9.964302              -0.36%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.433807           14.052396              13.02%                  0         2004
Management Trust - AMT            10.000000           12.433807              24.34%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.159070           13.415718              10.34%                  0         2004
Management Trust - AMT            10.000000           12.159070              21.59%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.519989           14.039735               3.84%                357         2004
Account Funds -                   10.000000           13.519989              35.20%                357         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.441227              14.41%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.990508           17.357325              15.79%                  0         2004
Account Funds -                   10.000000           14.990508              49.91%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.984878           12.692608               5.91%                  0         2004
Account Funds -                   10.000000           11.984878              19.85%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.985093           13.804228               6.31%                  0         2004
Account Funds -                   10.000000           12.985093              29.85%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.965518           17.372328              16.08%                  0         2004
Account Funds -                   10.000000           14.965518              49.66%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.208681           13.212649               8.22%                  0         2004
Putnam VT Growth & Income         10.000000           12.208681              22.09%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.575694           14.232609              13.18%                  0         2004
Putnam VT International           10.000000           12.575694              25.76%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.647305           11.915436               2.30%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.647305              16.47%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.037664           10.174895               1.37%                  0         2004
Institutional Funds, Inc.         10.000000           10.037664               0.38%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Sub-Account                  Accumulation Unit   Accumulation Unit   Percent Change in       Number of       Period
                                  Value at        Value at End of    Accumulation Unit      Accumulation
                                Beginning of           Period              Value          Units at End of
                                   Period                                                      Period
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.444303           13.342449               7.22%                  0         2004
Institutional Funds, Inc.         10.000000           12.444303              24.44%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.359695           17.706398              32.54%                  0         2004
Institutional Funds, Inc.         10.000000           13.359695              33.60%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.65%) (VARIABLE ACCOUNT CHARGES OF 2.65% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.910747           15.009947               7.90%                  0         2004
Funds - AIM V.I. Basic            10.000000           13.910747              39.11%                 90         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.215099           13.679629               3.52%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.215099              32.15%                  0         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.810248           15.497180              12.22%                  0         2004
Funds - AIM V.I. Capital          10.000000           13.810248              38.10%                 90         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.535030           14.655069               8.28%                  0         2004
Products Series Fund, Inc.        10.000000           13.535030              35.35%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.628993           16.957910              15.92%                  0         2004
Products Series Fund, Inc.        10.000000           14.628993              46.29%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.316868           14.594228               9.59%                  0         2004
Portfolios, Inc. -                10.000000           13.316868              33.17%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.838632           14.345132              11.73%                  0         2004
Portfolios, Inc. -                10.000000           12.838632              28.39%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.160156               11.60%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.892175           13.879682               7.66%                  0         2004
Portfolios, Inc. -                10.000000           12.892175              28.92%                  0         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.439579           14.938010              11.15%                  0         2004
Portfolios, Inc. -                10.000000           13.439579              34.40%                  0         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.280991           10.590116               3.01%                  0         2004
Portfolios II, Inc. -             10.000000           10.280991               2.81%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.405303           17.092810              18.66%                  0         2004
Portfolios - Small Cap            10.000000           14.405303              44.05%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.158718           14.136241               7.43%                  0         2004
Inc.: Service Shares - Q/NQ       10.000000           13.158718              31.59%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.535430           12.788595               2.02%                  0         2004
Investment Fund -                 10.000000           12.535430              25.35%                 98         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.635887           14.740822               8.10%                  0         2004
Investment Fund -                 10.000000           13.635887              36.36%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.172089           14.041430               6.60%                  0         2004
- Federated American              10.000000           13.172089              31.72%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.823482           13.371278               4.27%                  0         2004
- Federated Capital               10.000000           12.823482              28.23%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.140286           10.199280               0.58%                  0         2004
- Federated Quality Bond          10.000000           10.140286               1.40%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.567190           14.691423               8.29%                  0         2004
Insurance Products Fund -         10.000000           13.567190              35.67%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.707815           13.761209               0.39%                  0         2004
Insurance Products Fund -         10.000000           13.707815              37.08%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.642203           16.152073              10.31%                  0         2004
Insurance Products Fund -         10.000000           14.642203              46.42%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.936592                9.37%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.229346           14.831189              12.11%                  0         2004
Insurance Products Fund II        10.000000           13.229346              32.29%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.197847           10.343578               1.43%                  0         2004
Insurance Products Fund II        10.000000           10.197847               1.98%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.189813           17.220038              21.35%                  0         2004
Insurance Products Fund           10.000000           14.189813              41.90%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.468875           18.251327              10.82%                  0         2004
Insurance Products Fund           10.000000           16.468875              64.69%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.042504           14.093437               8.06%                  0         2004
Variable Insurance                10.000000           13.042504              30.43%                 94         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.255449           17.173368              20.47%                  0         2004
Variable Insurance                10.000000           14.255449              42.55%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.622650           14.719025              15.39%                  0         2004
Variable Insurance                10.000000           13.622650              36.23%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.420446               14.20%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.654304           15.951095              16.82%                  0         2004
International Value Fund:         10.000000           13.654304              36.54%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.383636              13.84%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.181875           15.978117              12.67%                  0         2004
Index Fund: Class I - Q/NQ        10.000000           14.181875              41.82%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.809019           12.656896               7.18%                  0         2004
Income Bond Fund: Class I         10.000000           11.809019              18.09%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.525546           19.375595              17.25%                  0         2004
Emerging Markets Fund:            10.000000           16.525546              65.26%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.648664              16.49%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.103400           16.580566              17.56%                  0         2004
Financial Services Fund:          10.000000           14.103400              41.03%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.708139           14.354454               4.71%                  0         2004
Health Sciences Fund:             10.000000           13.708139              37.08%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.769141              -2.31%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.140282           15.333495               1.28%                  0         2004
Technology and                    10.000000           15.140282              51.40%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.770237               7.70%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.313215           15.530229              26.13%                  0         2004
Utilities Fund: Class II -        10.000000           12.313215              23.13%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.962635           10.015015               0.53%                  0         2004
Government Bond Fund:             10.000000            9.962635              -0.37%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.636998           10.836897               1.88%                  0         2004
Investor Destinations             10.000000           10.636998               6.37%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.346082           11.836190               4.32%                  0         2004
Investor Destinations             10.000000           11.346082              13.46%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.105156           12.908186               6.63%                  0         2004
Investor Destinations             10.000000           12.105156              21.05%                  0         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.933688           14.113660               9.12%              2,755         2004
Investor Destinations             10.000000           12.933688              29.34%              2,755         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.597762           15.094263              11.01%              5,034         2004
Investor Destinations             10.000000           13.597762              35.98%                  0         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.477399           13.994583              12.16%                  0         2004
Growth Fund: Class II -           10.000000           12.477399              24.77%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.810935            9.628441              -1.86%                  0         2004
Market Fund: Class I -            10.000000            9.810935              -1.89%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.005866           13.868376               6.63%                  0         2004
Nationwide(R) Fund: Class II      10.000000           13.005866              30.06%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.788374           16.138391               9.13%                  0         2004
Growth Leaders Fund: Class        10.000000           14.788374              47.88%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.617871           15.002820              10.17%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.617871              36.18%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.562373           18.864027              13.90%                  0         2004
Fund: Class II - Q/NQ             10.000000           16.562373              65.62%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.517509           16.787676              15.64%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.517509              45.18%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.492206           15.378922              13.98%                  0         2004
Comstock Value Fund: Class        10.000000           13.492206              34.92%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.810989           11.212189               3.71%                  0         2004
Sector Bond Fund: Class I         10.000000           10.810989               8.11%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.412832           12.031837               5.42%                  0         2004
Balanced Portfolio:               10.000000           11.412832              14.13%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.337835           14.169154              14.84%                  0         2004
Portfolio: Service Shares         10.000000           12.337835              23.38%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.252430           16.467621              15.54%                  0         2004
International Growth              10.000000           14.252430              42.52%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.294121              12.94%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.083760           13.818116              14.35%                  0         2004
Risk-Managed Core                 10.000000           12.083760              20.84%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.493813           13.255587               6.10%                  0         2004
Trust - MFS Investors             10.000000           12.493813              24.94%                  0         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.978767           14.508110              11.78%                  0         2004
Trust - MFS Value Series:         10.000000           12.978767              29.79%                  0         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.419708           14.615808               8.91%                  0         2004
Management Trust - AMT            10.000000           13.419708              34.20%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.959809            9.771420              -1.89%                  0         2004
Management Trust - AMT            10.000000            9.959809              -0.40%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.427433           14.037993              12.96%                  0         2004
Management Trust - AMT            10.000000           12.427433              24.27%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.154906           13.404243              10.28%                  0         2004
Management Trust - AMT            10.000000           12.154906              21.55%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.513916           14.026215               3.79%                  0         2004
Account Funds -                   10.000000           13.513916              35.14%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.437350              14.37%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.983757           17.340618              15.73%                  0         2004
Account Funds -                   10.000000           14.983757              49.84%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.979498           12.680408               5.85%                  0         2004
Account Funds -                   10.000000           11.979498              19.79%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.979264           13.790950               6.25%                  0         2004
Account Funds -                   10.000000           12.979264              29.79%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.958800           17.355616              16.02%                  0         2004
Account Funds -                   10.000000           14.958800              49.59%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.204507           13.201360               8.17%                  0         2004
Putnam VT Growth & Income         10.000000           12.204507              22.05%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.571380           14.220424              13.12%                  0         2004
Putnam VT International           10.000000           12.571380              25.71%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.643314           11.905241               2.25%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.643314              16.43%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.034219           10.166177               1.32%                  0         2004
Institutional Funds, Inc.         10.000000           10.034219               0.34%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.437910           13.328752               7.16%                  0         2004
Institutional Funds, Inc.         10.000000           12.437910              24.38%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.352839           17.688232              32.47%                  0         2004
Institutional Funds, Inc.         10.000000           13.352839              33.53%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.70%) (VARIABLE ACCOUNT CHARGES OF 2.70% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.904497           14.995495               7.85%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.209160           13.666449               3.46%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            13.804046           15.482266              12.16%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.528939           14.640963               8.22%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        14.622416           16.941580              15.86%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.310890           14.580180               9.54%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.832870           14.331330              11.68%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.156364               11.56%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.886366           13.866297               7.60%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         13.433540           14.923634              11.09%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.275710           10.579241               2.95%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                14.398821           17.076334              18.60%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         13.152795           14.122620               7.37%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.529791           12.776279               1.97%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  13.629760           14.726633               8.05%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        13.166166           14.027907               6.55%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.817714           13.358397               4.22%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        10.135722           10.189458               0.53%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.561088           14.677279               8.23%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.701649           13.747955               0.34%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.635627           16.136539              10.26%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.000000           10.932892               9.33%                  0         2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.223395           14.816910              12.05%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.193260           10.333602               1.38%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.183441           17.203473              21.29%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 16.461485           18.233772              10.77%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.036650           14.079886               8.00%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                14.249037           17.156834              20.41%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.616535           15.703898              15.33%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.416560               14.17%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.649628           15.937431              16.76%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.379776              13.80%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         14.175509           15.962749              12.61%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          11.803715           12.644713               7.12%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                16.518123           19.356954              17.19%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.644707              16.45%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         14.097055           16.564598              17.50%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.701966           14.340628               4.66%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.765820              -2.34%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         15.133490           15.318740               1.22%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.766587               7.67%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.307671           15.515277              26.06%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.958142           10.005359               0.47%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.632205           10.826442               1.83%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.340974           11.824787               4.27%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.099714           12.895765               6.58%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.927866           14.100070               9.07%                  0         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.591653           15.079743              10.95%              6,759         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.473132           13.982615              12.10%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.806322            9.618970              -1.91%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                13.000020           13.855035               6.58%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           14.781727           16.122850               9.07%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        13.611753           14.988380              10.11%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         16.554929           18.845879              13.84%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           14.510988           16.771526              15.58%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              13.486131           15.364109              13.93%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.806126           11.201387               3.66%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              11.407697           12.020244               5.37%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        12.332291           14.155513              14.78%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              14.246024           16.451756              15.48%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.290283              12.90%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.079613           13.806284              14.29%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.488185           13.242813               6.04%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.972926           14.494132              11.73%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         13.413668           14.601735               8.86%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.955329            9.762014              -1.94%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.421068           14.023592              12.90%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.150747           13.392775              10.22%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.507838           14.012700               3.74%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.433463              14.33%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.977033           17.323937              15.67%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.974106           12.668195               5.80%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.973431           13.777669               6.20%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.952077           17.338914              15.96%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.200318           13.190054               8.11%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.567062           14.208241              13.06%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.639317           11.895053               2.20%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.030773           10.157647               1.26%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.431525           13.315068               7.11%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.345991           17.670088              32.40%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       ADDITIONAL CONTRACT OPTIONS ELECTED
               (TOTAL 2.75%) (VARIABLE ACCOUNT CHARGES OF 2.75% OF
                  THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.794135           13.790927               7.79%                 66         2004
Funds - AIM V.I. Basic            10.000000           12.794135              27.94%                  0         2003*
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.146174           12.560211               3.41%              1,475         2004
Funds - AIM V.I. Capital          10.000000           12.146174              21.46%              1,246         2003*
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.751290           14.294172              12.10%                  0         2004
Funds - AIM V.I. Capital          10.000000           12.751290              27.51%                  0         2003*
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        12.190984           13.186252               8.16%                  0         2004
Products Series Fund, Inc.        10.000000           12.190984              21.91%                  0         2003*
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.506639           15.640797              15.80%                  0         2004
Products Series Fund, Inc.        10.000000           13.506639              35.07%                  0         2003*
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.241571           13.402011               9.48%                  0         2004
Portfolios, Inc. -                10.000000           12.241571              22.42%                  0         2003*
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.478474           13.928401              11.62%                  0         2004
Portfolios, Inc. -                10.000000           12.478474              24.78%                  0         2003*
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.152579               11.53%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.676772           12.558278               7.55%              1,779         2004
Portfolios, Inc. -                10.000000           11.676772              16.77%              1,297         2003*
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.317024           13.676234              11.04%              1,730         2004
Portfolios, Inc. -                10.000000           12.317024              23.17%              1,269         2003*
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.270430           10.568368               2.90%                  0         2004
Portfolios II, Inc. -             10.000000           10.270430               2.70%                  0         2003*
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                13.274342           15.734676              18.53%                  0         2004
Portfolios - Small Cap            10.000000           13.274342              32.74%                  0         2003*
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         12.012514           12.891636               7.32%                974         2004
Inc.: Service Shares - Q/NQ       10.000000           12.012514              20.13%                646         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.582860           11.804661               1.91%                  0         2004
Investment Fund -                 10.000000           11.582860              15.83%                  0         2003*
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.642571           13.652977               7.99%                  0         2004
Investment Fund -                 10.000000           12.642571              26.43%                  0         2003*
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.342453           13.143524               6.49%                 69         2004
- Federated American              10.000000           12.342453              23.42%                  0         2003*
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        11.830736           12.323453               4.16%                  0         2004
- Federated Capital               10.000000           11.830736              18.31%                  0         2003*
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         9.975615           10.023347               0.48%                  0         2004
- Federated Quality Bond          10.000000            9.975615              -0.24%                  0         2003*
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.471913           13.491515               8.18%                  0         2004
Insurance Products Fund -         10.000000           12.471913              24.72%                  0         2003*
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.342911           12.378260               0.29%                  0         2004
Insurance Products Fund -         10.000000           12.342911              23.43%                  0         2003*
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.366822           15.832040              10.20%                  0         2004
Insurance Products Fund -         10.000000           14.366822              43.67%                  0         2003*
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.929165                9.29%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.285646           13.759080              11.99%                  0         2004
Insurance Products Fund II        10.000000           12.285646              22.86%                  0         2003*
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.015587           10.148269               1.32%                  0         2004
Insurance Products Fund II        10.000000           10.015587               0.16%                  0         2003*
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.807693           16.739109              21.23%                  0         2004
Insurance Products Fund           10.000000           13.807693              38.08%                  0         2003*
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.653775           16.223094              10.71%                  0         2004
Insurance Products Fund           10.000000           14.653775              46.54%                  0         2003*
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.058413           13.016674               7.95%                 94         2004
Variable Insurance                10.000000           12.058413              20.58%                  0         2003*
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.091484           15.754961              20.35%                  0         2004
Variable Insurance                10.000000           13.091484              30.91%                  0         2003*
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.005097           14.991026              15.27%                  0         2004
Variable Insurance                10.000000           13.005097              30.05%                  0         2003*
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.412675               14.13%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.644949           15.923791              16.70%                  0         2004
International Value Fund:         10.000000           13.644949              36.45%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.375904              13.76%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.954662           14.580496              12.55%                 65         2004
Index Fund: Class I - Q/NQ        10.000000           12.954662              29.55%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.913823           11.685407               7.07%                  0         2004
Income Bond Fund: Class I         10.000000           10.913823               9.14%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                15.764871           18.464766              17.13%                  0         2004
Emerging Markets Fund:            10.000000           15.764871              57.65%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.640756              16.41%                  0         2004*
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.165747           15.462328              17.44%                  0         2004
Financial Services Fund:          10.000000           13.165747              31.66%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.335980           12.904326               4.61%                  0         2004
Health Sciences Fund:             10.000000           12.335980              23.36%                  0         2003*
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.762494              -2.38%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.727437           13.888335               1.17%                  0         2004
Technology and                    10.000000           13.727437              37.27%                  0         2003*
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.762915               7.63%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.762324           14.820198              26.00%                  0         2004
Utilities Fund: Class II -        10.000000           11.762324              17.62%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.870436            9.912146               0.42%                  0         2004
Government Bond Fund:             10.000000            9.870436              -1.30%                  0         2003*
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.415999           10.600846               1.77%                  0         2004
Investor Destinations             10.000000           10.415999               4.16%                  0         2003*
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.926922           11.387224               4.21%              5,895         2004
Investor Destinations             10.000000           10.926922               9.27%                  0         2003*
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.485655           12.235023               6.52%              1,506         2004
Investor Destinations             10.000000           11.485655              14.86%                767         2003*
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.109389           13.200595               9.01%              4,836         2004
Investor Destinations             10.000000           12.109389              21.09%                  0         2003*
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.573870           13.943365              10.89%              6,887         2004
Investor Destinations             10.000000           12.573870              25.74%              6,887         2003*
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.468855           13.970638              12.04%                  0         2004
Growth Fund: Class II -           10.000000           12.468855              24.69%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.801712            9.609508              -1.96%                  0         2004
Market Fund: Class I -            10.000000            9.801712              -1.98%                  0         2003*
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.934984           12.713412               6.52%                  0         2004
Nationwide(R) Fund: Class II      10.000000           11.934984              19.35%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.134937           14.319285               9.02%                  0         2004
Growth Leaders Fund: Class        10.000000           13.134937              31.35%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.375046           13.619596              10.06%                  0         2004
Fund: Class II - Q/NQ             10.000000           12.375046              23.75%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.660176           16.680345              13.78%                  0         2004
Fund: Class II - Q/NQ             10.000000           14.660176              46.60%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           13.284106           15.345626              15.52%                  0         2004
Fund: Class II - Q/NQ             10.000000           13.284106              32.84%                  0         2003*
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.424069           14.146884              13.87%                  0         2004
Comstock Value Fund: Class        10.000000           12.424069              24.24%                  0         2003*
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.435528           10.811681               3.60%                  0       20042003*
Sector Bond Fund: Class I         10.000000           10.435528               4.36%                  0
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.827105           11.402622               5.32%                  0         2004
Balanced Portfolio:               10.000000           10.827105               8.27%                  0         2003*
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        11.553597           13.254893              14.73%                  0         2004
Portfolio: Service Shares         10.000000           11.553597              15.54%                  0         2003*
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              13.439992           15.512965              15.42%                  0         2004
International Growth              10.000000           13.439992              34.40%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.286445              12.86%                  0         2004*
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.075478           13.794474              14.24%                  0         2004
Risk-Managed Core                 10.000000           12.075478              20.75%                  0         2003*
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         11.367537           12.048246               5.99%              1,492         2004
Trust - MFS Investors             10.000000           11.367537              13.68%              1,004         2003*
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance         12.119843           13.534074              11.67%              1,441         2004
Trust - MFS Value Series:         10.000000           12.119843              21.20%                970         2003*
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.375530           13.464723               8.80%                  0         2004
Management Trust - AMT            10.000000           12.375530              23.76%                  0         2003*
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.913731            9.716232              -1.99%                 87         2004
Management Trust - AMT            10.000000            9.913731              -0.86%                  0         2003*
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.414689           14.009196              12.84%                  0         2004
Management Trust - AMT            10.000000           12.414689              24.15%                  0         2003*
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.146568           13.381289              10.17%                  0         2004
Management Trust - AMT            10.000000           12.146568              21.47%                  0         2003*
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.200675           12.650184               3.68%                  0         2004
Account Funds -                   10.000000           12.200675              22.01%                  0         2003*
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.429587              14.30%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.016105           16.204092              15.61%                  0         2004
Account Funds -                   10.000000           14.016105              40.16%                  0         2003*
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.965685           11.595358               5.74%                  0         2004
Account Funds -                   10.000000           10.965685               9.66%                  0         2003*
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.987135           12.723699               6.14%                  0         2004
Account Funds -                   10.000000           11.987135              19.87%                  0         2003*
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.588023           15.749018              15.90%                  0         2004
Account Funds -                   10.000000           13.588023              35.88%                  0         2003*
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.196135           13.178754               8.06%                  0         2004
Putnam VT Growth & Income         10.000000           12.196135              21.96%                  0         2003*
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.562751           14.196078              13.00%                  0         2004
Putnam VT International           10.000000           12.562751              25.63%                  0         2003*
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.635330           11.884869               2.14%                  0         2004
Putnam VT Voyager Fund:           10.000000           11.635330              16.35%                  0         2003*
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.027332           10.148776               1.21%                  0         2004
Institutional Funds, Inc.         10.000000           10.027332               0.27%                  0         2003*
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.425135           13.301386               7.05%                  0         2004
Institutional Funds, Inc.         10.000000           12.425135              24.25%                  0         2003*
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.339141           17.651949              32.33%                  0         2004
Institutional Funds, Inc.         10.000000           13.339141              33.39%                  0         2003*
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

                       MAXIMUM ADDITIONAL CONTRACT OPTIONS
               ELECTED (TOTAL 2.90%) (VARIABLE ACCOUNT CHARGES OF
             2.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.780967           13.755481               7.62%                  0         2004
Funds - AIM V.I. Basic
Value Fund: Series II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.133668           12.527929               3.25%                  0         2004
Funds - AIM V.I. Capital
Appreciation Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AIM Variable Insurance            12.738161           14.257436              11.93%                  0         2004
Funds - AIM V.I. Capital
Development Fund: Series
II Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        12.178430           13.152366               8.00%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein Growth
and Income Portfolio:
Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
AllianceBernstein Variable        13.492749           15.600628              15.62%                  0         2004
Products Series Fund, Inc.
- AllianceBernstein
Small/Mid Cap Value
Portfolio: Class B - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.228964           13.367576               9.31%                  0         2004
Portfolios, Inc. -
American Century VP Income
& Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.465623           13.892599              11.45%                  0         2004
Portfolios, Inc. -
American Century VP
International Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable        10.000000           11.141201               11.41%                    0       2004*
Portfolios, Inc. -
American Century VP
International Fund - Class
IV- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         11.664747           12.525993               7.38%                  0         2004
Portfolios, Inc. -
American Century VP Ultra
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         12.304334           13.641091              10.86%                  0         2004
Portfolios, Inc. -
American Century VP Value
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
American Century Variable         10.254590           10.535795               2.74%                  0         2004
Portfolios II, Inc. -
American Century VP
Inflation Protection Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Investment                13.260690           15.694264              18.35%                  0         2004
Portfolios - Small Cap
Stock Index Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Stock Index Fund,         12.000142           12.858506               7.15%                  0         2004
Inc.: Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  11.570934           11.774304               1.76%                  0         2004
Investment Fund -
Appreciation Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Dreyfus Variable                  12.629559           13.617890               7.83%                  0         2004
Investment Fund -
Developing Leaders
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        12.329751            10.10975               6.33%                  0         2004
- Federated American
Leaders Fund II: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series        11.818555           12.291793               4.00%                  0         2004
- Federated Capital
Appreciation Fund II:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Federated Insurance Series         9.965327            9.997561               0.32%                  0         2004
- Federated Quality Bond
Fund II: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.459069           13.456846               8.01%                  0         2004
Insurance Products Fund -
VIP Equity-Income
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.330205           12.346444               0.13%                  0         2004
Insurance Products Fund -
VIP Growth Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.352034           15.791349              10.03%                  0         2004
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                10.000000           10.918019                9.18%                    0       2004*
Insurance Products Fund -
VIP Overseas Portfolio:
Service Class 2R - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 12.272996           13.723723              11.82%                  0         2004
Insurance Products Fund II
- VIP Contrafund(R)
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 10.005256           10.122163               1.17%                  0         2004
Insurance Products Fund II
- VIP Investment Grade
Bond Portfolio: Service
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 13.793477           16.696106              21.04%                  0         2004
Insurance Products Fund
III - VIP Mid Cap
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Fidelity Variable                 14.638700           16.181416              10.54%                  0         2004
Insurance Products Fund
III - VIP Value Strategies
Portfolio: Service Class 2
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.045993           12.983211               7.78%                  0         2004
Variable Insurance
Products Trust - Franklin
Rising Dividends
Securities Fund: Class 2 -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                13.078014           15.714493              20.16%                  0         2004
Variable Insurance
Products Trust - Franklin
Small Cap Value Securities
Fund: Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton                12.991703           14.952499              15.09%                  0         2004
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund:
Class 2 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Franklin Templeton               10.000000           11.401040               14.01%                    0       2004*
Variable Insurance
Products Trust - Templeton
Foreign Securities Fund -
Class 3 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 13.630908           15.882898              16.52%                  0         2004
International Value Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT                 10.000000           11.364307              13.64%                  0         2004*
International Value Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Dreyfus GVIT Mid Cap         12.941316           14.543012              12.38%                  0         2004
Index Fund: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Federated GVIT High          10.902580           11.655376               6.90%                  0         2004
Income Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                15.748667           18.417335              16.95%                  0         2004
Emerging Markets Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.000000           11.628878              16.29%                  0         2004
Emerging Markets Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.152205           15.422614              17.26%                  0         2004
Financial Services Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         12.323283           12.871172               4.45%                  0         2004
Health Sciences Fund:
Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000            9.752536              -2.47%                  0         2004*
Health Sciences Fund:
Class VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         13.713318           13.852672               1.02%                  0         2004
Technology and
Communications Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         10.000000           10.751957               7.52%                  0         2004*
Technology and
Communications Fund: Class
VI - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Global         11.750192           14.782091              25.80%                  0         2004
Utilities Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                 9.860251            9.886658               0.27%                  0         2004
Government Bond Fund:
Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.405257           10.573577               1.62%                  0         2004
Investor Destinations
Conservative Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                10.915663           11.357949               4.05%                  0         2004
Investor Destinations
Moderately Conservative
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.473815           12.203565               6.36%                  0         2004
Investor Destinations
Moderate Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.096924           13.166672               8.84%              7,938         2004
Investor Destinations
Moderately Aggressive
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                12.560927           13.907522              10.72%              5,205         2004
Investor Destinations
Aggressive Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Mid Cap        12.456019           13.934731              11.87%                  0         2004
Growth Fund: Class II -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT Money           9.787876            9.581141              -2.11%                  0         2004
Market Fund: Class I -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT                11.922694           12.680737               6.36%                  0         2004
Nationwide(R) Fund: Class II
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Gartmore GVIT U.S.           13.121426           14.282499               8.85%                  0         2004
Growth Leaders Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Growth        12.362310           13.584600               9.89%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Cap Value         14.645102           16.637516              13.60%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT GVIT Small Company           13.270446           15.306215              15.34%                  0         2004
Fund: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT              12.411279           14.110530              13.69%                  0         2004
Comstock Value Fund: Class
II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
GVIT Van Kampen GVIT Multi        10.424765           10.783870               3.44%                  0         2004
Sector Bond Fund: Class I
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.815940           11.373293               5.15%                  0         2004
Balanced Portfolio:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series - Forty        11.541708           13.220843              14.55%                  0         2004
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              10.000000           11.274929              12.75%                  0         2004
International Growth
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              13.426165           15.473111              15.25%                  0         2004
International Growth
Portfolio: Service II
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Janus Aspen Series -              12.063045           13.759029              14.06%                  0         2004
Risk-Managed Core
Portfolio: Service Shares
- Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           11.355831           12.017285               5.82%                  0         2004
Trust - MFS Investors
Growth Stock Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
MFS(R) Variable Insurance           12.107371           13.499305              11.50%                  0         2004
Trust - MFS Value Series:
Service Class - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.362790           13.430116               8.63%                  0         2004
Management Trust - AMT
Fasciano Portfolio: Class
S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers          9.903507            9.691238              -2.14%                  0         2004
Management Trust - AMT
Limited Maturity Bond
Portfolio: Class I - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.395570           13.966047              12.67%                  0         2004
Management Trust - AMT
Mid-Cap Growth Portfolio:
Class S - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Neuberger Berman Advisers         12.134069           13.346916              10.00%                  0         2004
Management Trust - AMT
Socially Responsive
Portfolio - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              12.188116           12.617678               3.52%                  0         2004
Account Funds -
Oppenheimer Capital
Appreciation Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.000000           11.417920              14.18%                  0         2004*
Account Funds -
Oppenheimer Global
Securities Fund/VA: Class
4 - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              14.001678           16.162460              15.43%                  0         2004
Account Funds -
Oppenheimer Global
Securities Fund/VA:
Service Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              10.954392           11.565559               5.58%                  0         2004
Account Funds -
Oppenheimer High Income
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              11.974785           12.690995               5.98%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Fund/VA: Service Shares -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Oppenheimer Variable              13.574057           15.708576              15.72%                  0         2004
Account Funds -
Oppenheimer Main Street(R)
Small Cap Fund/VA: Service
Shares - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.183573           13.144882               7.89%                  0         2004
Putnam VT Growth & Income
Fund: Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           12.549818           14.159595              12.83%                  0         2004
Putnam VT International
Equity Fund: Class IB -
Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
Putnam Variable Trust -           11.623350           11.854318               1.99%                  0         2004
Putnam VT Voyager Fund:
Class IB - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     10.016986           10.122660               1.05%                  0         2004
Institutional Funds, Inc.
- Core Plus Fixed Income
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
SUB-ACCOUNT                  ACCUMULATION UNIT   ACCUMULATION UNIT   PERCENT CHANGE IN       NUMBER OF       PERIOD
                                  VALUE AT        VALUE AT END OF    ACCUMULATION UNIT      ACCUMULATION
                                BEGINNING OF           PERIOD              VALUE          UNITS AT END OF
                                   PERIOD                                                      PERIOD
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     12.405989           13.260395               6.89%                  0         2004
Institutional Funds, Inc.
- Emerging Markets Debt
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------
The Universal                     13.318588           17.597589              32.13%                  0         2004
Institutional Funds, Inc.
- U.S. Real Estate
Portfolio: Class II - Q/NQ
---------------------------- ------------------- ------------------- ------------------- ------------------- ----------

FINANCIALS TO BE ADDED BY SUBSEQUENT POST-EFFECTIVE AMENDMENT.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

               (a)  Financial Statements:


                    Nationwide Variable Account-II:

                    Report of Independent Registered Public Accounting Firm.


                    Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                    Statements of Operations for the year ended December 31, 2004.

                    Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.


                    Notes to Financial Statements.

                Nationwide Life Insurance Company and subsidiaries:

                    Report of Independent Registered Public Accounting Firm.

                    Consolidated Balance Sheets as of December 31, 2004 and 2003. Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.

                    Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.


                    Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits

               (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

               (2)  Not Applicable

               (3) Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75079) and hereby incorporated by reference.

               (4)  The form of the variable annuity contract - Attached.


               (5) Variable Annuity Application - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.


               (6) Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9) Opinion of Counsel - Filed previously with Registration Statement (SEC File No. 333-104510) and hereby incorporated by reference.

               (10) Not Applicable

               (11) Not Applicable

               (12) Not Applicable

 Item 25.         DIRECTORS AND OFFICERS OF THE DEPOSITOR

                  Arden L. Shisler, Chairman of the Board
                  W.G. Jurgensen, Director and Chief Executive Officer
                  Mark R. Thresher, President and Chief Operating Officer Patricia R. Hatler, Executive Vice President and Chief Legal
                        and Governance Officer
                  Terri L. Hill, Executive Vice President-Chief Administrative
                        Officer
                  Michael C. Keller, Executive Vice President-Chief Information
                        Officer
                  Kathleen D. Ricord, Executive Vice President-Chief Marketing
                        Officer
                  W. Kim Austen, Senior Vice President-Property and Casualty
                        Commercial/Farm Product Pricing
                  J. Stephen Baine, Senior Vice President-Corporate Strategy James R. Burke, Senior Vice President-P/C Strategic Planning
                        and Operations
                  David A. Diamond, Senior Vice President
                  Thomas W. Dietrich, Senior Vice President-Division General
                        Counsel
                  Dennis P. Drent, Senior Vice President-Internal Audits
                  Peter A. Golato, Senior Vice President-Individual Protection
                        Business Head
                  J. Lynn Greenstein, Senior Vice President-Property and
                         Casualty Personal Lines Product Pricing
                  Kelly A. Hamilton, Senior Vice President-PC Finance
                  David K. Hollingsworth, Senior Vice President-PCIO Brokerage
                        Operations & Sponsor Relations
                  David R. Jahn, Senior Vice President-Property and Casualty
                        Claims
                  Richard A. Karas, Senior Vice President-Non-Affiliated Sales
                  M. Eileen Kennedy, Senior Vice President-Chief Financial
                        Officer
                  Gale V. King, Senior Vice President-Property and Casualty
                        Human Resources
                  Srinivas Koushik, Senior Vice President-Chief Technology
                        Officer
                  Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy
                        and Urban Operations
                  Duane C. Meek, Senior Vice President-Group Business Head
                  Keith I. Millner, Senior Vice President-In Retirement
                        Business Head
                  Brian W. Nocco, Senior Vice President and Treasurer
                  R. Dennis Noice, Senior Vice President-NF Systems
                  Mark D. Phelan, Senior Vice President-Individual Investments
                        Business Head
                  Steven P. Rothman, Senior Vice President-IT Strategy and
                        Solutions Delivery
                  Gary I. Siroko, Senior Vice President-CIO Strategic
                        Investments
                  John S. Skubik, Senior Vice President-Consumer Finance
                  Gail G. Snyder, Senior Vice President-Enterprise Portfolio
                        & Strategy Management
                  Mark D. Torkos, Senior Vice President-Property and Casualty
                        Systems
                  Thomas E. Barnes, Vice President-Assistant to the CEO and
                        Secretary
                  Joseph A. Alutto, Director
                  James G. Brocksmith, Jr., Director
                  Keith W. Eckel, Director
                  Lydia M. Marshall, Director
                  Donald L. McWhorter, Director
                  Martha James Miller de Lombera, Director
                  David O. Miller, Director
                  James F. Patterson, Director
                  Gerald D. Prothro, Director
                  Alex Shumate, Director

                  The business address of the Directors and Officers of the
                 Depositor is:
                  One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

          *    Subsidiaries for which separate financial statements are filed

          ** Subsidiaries included in the respective consolidated financial statements

          *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

          **** Other subsidiaries



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


               The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2005 was 1,228 and 1,675 respectively.


Item 28.      INDEMNIFICATION

               Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

               Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account             Nationwide VL Separate Account-C
    Nationwide Variable Account             Nationwide VL Separate Account-D
    Nationwide Variable Account-II          Nationwide VL Separate Account-G
    Nationwide Variable Account-4           Nationwide VLI Separate Account-2
    Nationwide Variable Account-5           Nationwide VLI Separate Account-3
    Nationwide Variable Account-6           Nationwide VLI Separate Account-4
    Nationwide Variable Account-7           Nationwide VLI Separate Account-5
    Nationwide Variable Account-8           Nationwide VLI Separate Account-6
    Nationwide Variable Account-9           Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

(c)

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     NAME OF PRINCIPAL             NET UNDERWRITING          COMPENSATION ON         BROKERAGE         COMPENSATION
     UNDERWRITER                   DISCOUNTS AND             REDEMPTION OR           COMMISSIONS
                                   COMMISSIONS               ANNUITIZATION


 ----------------------------- ------------------------- ----------------------- ----------------- -------------------

     Nationwide Investment         N/A                       N/A                     N/A               N/A
     Services Corporation

     ----------------------------- ------------------------- ----------------------- ----------------- -------------------

Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-II:


We consent to the use of our reports for Nationwide Variable Account-II dated March 4, 2005 and for Nationwide Life Insurance Company and subsidiaries dated March 1, 2005, included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-104510). Our report for Nationwide Life Insurance Company and subsidiaries refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio

[                ]

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of July, 2005.


                 NATIONWIDE VARIABLE ACCOUNT-II
---------------------------------------------------------------
                        (Registrant)

                NATIONWIDE LIFE INSURANCE COMPANY
---------------------------------------------------------------
                        (Depositor)


                    By /s/ PAIGE L. RYAN
---------------------------------------------------------------
                       Paige L. Ryan


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of July, 2005.

W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                               By /s/ PAIGE L. RYAN
                                      -------------------------------------------
                                                  Paige L. Ryan
                                                  Attorney-in-Fact